UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2010

Item 1. Reports to Stockholders

Fidelity®
Intermediate Municipal Income
Fund

Annual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Municipal Income Fund	2.65%	4.01%	4.60%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Municipal Income Fund, a class of the fund, on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite generating positive returns, tax-exempt municipal bonds lagged most taxable securities in 2010, primarily due to a significant fourth-quarter sell-off. Until then, munis were on track for a solid year, bolstered by low, steady interest rates and generally favorable supply/demand dynamics. Supply was muted during much of the period due to the popularity of "Build America Bonds" (BABs) - taxable securities allowing municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. These developments helped mask growing concerns about muni bond fundamentals, as issuers' revenue declined dramatically. In the final months of the period, the sell-off was sparked by the prospect of rising interest rates, a glut of new supply that could worsen should the BAB program end and the growing likelihood that Bush-era tax breaks would be extended into 2011. That said, the financial outlook for state issuers improved somewhat as revenues recently began to rise. For the full 12 months, the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate tax-exempt investment-grade bonds - gained 2.38%, while the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 6.54%.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity® Intermediate Municipal Income Fund: For the 12-month period ending December 31, 2010, the fund returned 2.65%, while the Barclays Capital 1-17 Year Municipal Bond Index gained 2.97%. Sector selection generally was positive, helping offset losses from larger-than-index exposure to high-coupon callable bonds and the fund's yield-curve positioning. Overweighting health care bonds, which were lifted by strong demand from yield-seeking investors, and investor-owned utility securities, aided by investors' appetite for high-quality munis issued by providers of essential services, bolstered the fund's relative performance. The fund's emphasis on high-coupon callable bonds hurt because these securities, which have coupons above prevailing rates and can be redeemed by their issuers before maturity, lagged in response to muted demand from institutional investors. As for yield-curve positioning, meaning how the fund's investments were allocated across various maturities, an overweighting in bonds with maturities of 20 years and longer proved detrimental because these securities lagged short-maturity bonds, in which the fund was underweighted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	.66%
Actual		$ 1,000.00	$ 997.10	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class T	.66%
Actual		$ 1,000.00	$ 997.10	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class B	1.30%
Actual		$ 1,000.00	$ 993.90	$ 6.53
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.61
Class C	1.43%
Actual		$ 1,000.00	$ 994.20	$ 7.19
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Intermediate Municipal Income	.39%
Actual		$ 1,000.00	$ 998.50	$ 1.96
HypotheticalA		$ 1,000.00	$ 1,023.24	$ 1.99
Institutional Class	.45%
Actual		$ 1,000.00	$ 998.30	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.6	12.7
California	14.3	12.0
Texas	11.0	11.3
Illinois	10.8	9.5
Florida	8.1	6.7
Top Five Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.9	33.7
Health Care	15.0	13.0
Special Tax	12.0	11.1
Electric Utilities	11.4	8.6
Escrowed/Pre-Refunded	7.8	8.5
Weighted Average Maturity as of December 31, 2010
		6 months ago
Years	6.2	5.4

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	5.4	5.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
AAA 10.1%	AAA 12.4%
AA,A 79.0%	AA,A 71.7%
BBB 6.9%	BBB 5.1%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 2.0%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 8.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,109
Series 2005 A2, 5% 6/1/12	1,500	1,582
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (e)	2,125	2,169
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,200
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,938
5.5% 1/1/22	2,300	2,081
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,171
		21,250
Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,725
5% 10/1/17 (FSA Insured)	10,000	10,950
5% 10/1/18 (FSA Insured)	2,500	2,713
5.25% 10/1/20 (FSA Insured)	6,695	7,302
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/11	1,000	1,000
5% 1/1/12	1,200	1,246
Series 2008 D:
5.5% 1/1/38	6,300	6,247
6% 1/1/27	1,400	1,479
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	15,933
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,486
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,149
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	7,216
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (d)	2,250	2,297
5.5% 7/1/12 (d)	2,450	2,589
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Series D: - continued
5.5% 7/1/13 (d)	$ 1,005	$ 1,086
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,147
Series 2009 A:
5% 7/1/14	1,500	1,670
5% 7/1/18	7,665	8,692
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11	1,175	1,201
		84,128
California - 14.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,793
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,315
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/20 (b)	5,000	5,592
5% 12/1/25 (b)	2,195	2,310
5% 12/1/29 (b)	4,865	4,984
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.25% 5/1/12	4,000	4,235
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (e)	2,600	2,792
Series 2010 L, 5% 5/1/18	26,425	29,727
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	6,840	7,417
Series 2004 A:
5% 7/1/15	4,775	5,207
5.25% 7/1/12	1,210	1,286
5.25% 7/1/13	7,000	7,619
5.25% 7/1/14	9,400	10,421
Series 2008 A, 5% 1/1/11	4,200	4,200
Series 2009 A:
5% 7/1/15	8,990	9,802
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (e)	6,210	7,014
5.25% 1/1/11	75	75
5.25% 1/1/11 (Escrowed to Maturity) (e)	625	625
5.25% 7/1/13 (Escrowed to Maturity) (e)	5,000	5,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,300	$ 5,769
5.25% 7/1/14	10,245	11,358
5.25% 7/1/14 (Escrowed to Maturity) (e)	2,995	3,408
Series A, 5% 7/1/18	4,510	4,959
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	90	90
5% 10/1/13	1,550	1,672
5% 3/1/15	2,415	2,632
5% 8/1/16	6,070	6,656
5% 3/1/19	1,470	1,564
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,843
5% 3/1/26	2,200	2,138
5% 6/1/27 (AMBAC Insured)	1,800	1,732
5.125% 11/1/24	1,900	1,906
5.25% 2/1/11	1,650	1,655
5.25% 3/1/12	2,210	2,307
5.25% 2/1/15	5,000	5,348
5.25% 2/1/16	8,500	9,109
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,588
5.25% 2/1/28	3,400	3,340
5.25% 12/1/33	110	104
5.25% 4/1/34	30	28
5.5% 3/1/11	8,500	8,557
5.5% 4/1/13	1,400	1,509
5.5% 4/1/13 (AMBAC Insured)	1,000	1,078
5.5% 8/1/29	13,900	13,968
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,285	1,467
5.5% 8/1/30	10,000	9,964
5.5% 11/1/33	21,355	20,945
6% 3/1/33	10,950	11,339
6% 4/1/38	7,500	7,646
6% 11/1/39	35,800	36,508
6.5% 4/1/33	150	160
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,510
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	$ 3,800	$ 3,862
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,594
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	5,849
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,204
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,435
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,469
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	10,216	6,955
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1%, tender 2/1/11 (c)(d)	10,600	10,600
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,400	3,503
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	3,976
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,674
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,952
Series 2005 K, 5% 11/1/16	7,195	7,611
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,366
Series 2009 G1:
5.25% 10/1/17	15,275	16,234
5.75% 10/1/30	2,100	2,044
Series 2009 I, 6.125% 11/1/29	1,300	1,331
Series 2010 A, 5.75% 3/1/30	4,100	3,993
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,433
5.75% 11/1/28	5,000	5,263
5% 11/1/14 (FSA Insured)	1,000	1,118
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	2,865	3,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (c)	$ 4,000	$ 4,028
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	650
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,424
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,396
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,976
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,393
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,509
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,007
5.75% 1/15/40	1,600	1,408
5.875% 1/15/27	1,000	945
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	2,000	2,260
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	3,000	3,301
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,282
Series 2010 C, 5.25% 8/1/39	3,700	3,678
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,459
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	14,450
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,601
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,559
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/11 (FSA Insured) (d)	$ 1,740	$ 1,740
5% 1/1/12 (FSA Insured) (d)	1,835	1,884
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,185
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,187
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	635	635
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	3,600	3,835
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,217
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,286
5% 7/1/20	2,000	2,132
5% 7/1/21	1,500	1,581
5% 7/1/22	2,250	2,348
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,537
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,501
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	965	970
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,420	3,574
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,000	4,485
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	767
5.25% 7/1/21	700	766
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,331
6.5% 8/1/27	3,500	3,928
6.5% 8/1/28	2,750	3,068
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,696
5.25% 8/1/26	2,200	2,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.): - continued
Series 2009 B, 5% 8/1/18	$ 7,355	$ 7,646
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,426
5% 5/15/22	2,000	2,093
Series 2009 B, 5% 5/15/12	500	528
San Diego Unified School District Series C:
0% 7/1/46	20,405	1,954
0% 7/1/47	13,000	1,166
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,395	1,448
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,181
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,431
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,813
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,172
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,726
Sulphur Springs Union School District Ctfs. of Prtn. Bonds 0%, tender 3/1/11 (AMBAC Insured) (c)	1,965	1,957
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,720
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	803
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,322
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,730
Series 2009 O, 5.25% 5/15/39	1,900	1,920
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,515
		611,019
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	$ 5,000	$ 4,918
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,076
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,442
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	11,100	6,836
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,209
5% 11/15/12 (Escrowed to Maturity) (e)	120	129
5% 11/15/14	1,105	1,221
5% 11/15/14 (Escrowed to Maturity) (e)	60	68
Series 2006 F:
5% 11/15/13	395	431
5% 11/15/13 (Escrowed to Maturity) (e)	890	989
5% 11/15/14	420	464
5% 11/15/14 (Escrowed to Maturity) (e)	935	1,061
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,031
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	645
5% 7/1/12	675	673
Bonds Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,176
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (e)	2,550	2,708
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,020	6,247
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,405
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,166
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,330	$ 1,045
Series 2010 A:
0% 9/1/35	2,000	314
0% 9/1/37	3,000	403
0% 9/1/38	3,760	468
		46,291
Connecticut - 0.7%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,247
Series 2009 1:
5% 2/1/14	10,000	11,034
5% 2/1/15	10,000	11,238
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,083
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,260
		31,862
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,075
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,333
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 4% 8/15/11 (FSA Insured)	1,050	1,064
Series A, 5% 6/1/40	6,700	5,747
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,650
5% 4/1/14	2,000	2,152
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,082
		25,103
Florida - 7.8%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2007 A, 5% 7/1/16 (FGIC Insured)	$ 2,180	$ 2,391
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,292
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,099
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,150
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,482
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/11	2,695	2,791
5% 12/1/12	3,880	4,164
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,823
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,263
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,042
Series A, 5.5% 6/1/38	1,800	1,872
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,921
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,801
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,581
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,800	2,693
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	6,500	6,869
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (e)	5,000	5,640
Series 2005 I:
5% 11/15/17	2,600	2,819
5% 11/15/18	2,000	2,139
Series 2008 B, 6% 11/15/37	12,000	12,509
Series B:
5% 11/15/17	1,050	1,121
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (e)	150	172
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series G:
5% 11/15/12	$ 965	$ 1,024
5% 11/15/12 (Escrowed to Maturity) (e)	35	38
5% 11/15/13	1,545	1,677
5% 11/15/13 (Escrowed to Maturity) (e)	55	61
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	8,750	9,118
Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	10,041
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,887
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (e)	3,600	4,906
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (e)	1,940	2,331
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,060
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	1,997
5% 9/1/22	2,270	2,443
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,656
5% 10/1/14	7,000	7,722
Jacksonville Sales Tax Rev. Series 2008, 4% 10/1/11	2,105	2,156
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,031
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,399
5% 11/15/14	2,485	2,648
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,718
5.25% 6/1/24	3,800	3,858
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	603
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,460
Series 2010 B, 5% 10/1/35 (FSA Insured)	11,825	11,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	$ 4,140	$ 4,317
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,272
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	7,719
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500	2,600
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,319
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,400	1,417
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,896
5% 8/1/15 (AMBAC Insured)	5,990	6,453
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,211
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,298
5.75% 10/1/43	1,850	1,756
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,618
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (e)	3,260	3,571
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,611
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,940
5% 11/1/14 (FSA Insured)	1,825	1,952
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,112
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,727
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Indl. Dev. Auth. Solid Waste Disp. Facility Rev. Bonds (Tampa Elec. Co. Proj.) Series 2010, 1.5%, tender 3/1/11 (c)	$ 8,600	$ 8,600
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,345
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,065
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,487
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,078
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,671
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,555
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,264
5% 10/1/18 (FSA Insured) (d)	10,515	10,834
5% 10/1/19 (FSA Insured) (d)	5,965	6,053
		335,791
Georgia - 3.3%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,144
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,275
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,627
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (c)	8,400	8,363
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	11,967
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	7,015	4,535
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,304
5% 11/1/18	6,000	6,470
5% 11/1/19	3,000	3,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,025	$ 4,025
Series 2005 V:
6.6% 1/1/18 (e)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,796
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,122
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	585
5% 9/15/14	715	746
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	11,758
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	6,800	6,854
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	9,000	9,075
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,307
5.25% 1/1/20	1,625	1,784
Series 2008 D, 5.75% 1/1/19	11,500	12,958
Series 2009 B, 5% 1/1/16	2,500	2,773
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,435
5% 10/1/13	1,450	1,558
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	12,100	7,823
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	10,279
		141,800
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	4,995	5,423
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,197
		9,620
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 2,847
6.75% 11/1/37	2,600	2,758
		5,605
Illinois - 10.8%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,659
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	985
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,548
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	809
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,836
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,306
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,434
Series 2010 F, 5% 12/1/31	20,000	18,744
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,458
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (Pre-Refunded to 1/1/14 @ 100) (e)	640	711
Series 1995 A2:
6% 1/1/11 (AMBAC Insured)	815	815
6% 1/1/11 (AMBAC Insured) (Escrowed to Maturity) (e)	540	540
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	783
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	370
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	183
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	910	1,018
Series 2006 A, 5% 1/1/23	10,975	11,066
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (e)	4,155	4,391
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (d)	$ 7,375	$ 7,375
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,028
Series 2010 D:
5.25% 1/1/18 (d)	750	794
5.25% 1/1/19 (d)	5,125	5,388
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,144
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,862
Series 2010 C:
5% 1/1/22	3,155	3,333
5% 1/1/23	3,400	3,541
5% 1/1/24	2,000	2,059
5.25% 1/1/37	1,600	1,560
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	371
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,302
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,727
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,490
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000	1,014
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,625
Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,729
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11 (Escrowed to Maturity) (e)	3,040	3,097
5% 6/1/12	3,645	3,797
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,154
Series 2008, 5.25% 11/1/33	5,200	4,960
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity) (e)	2,500	2,388
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100	$ 1,140
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	616
Series 2009 D, 5% 11/15/17	3,250	3,504
Series 2010 A, 5.25% 11/15/24	17,925	19,000
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,204
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,034
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,910
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,852
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,217
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (c)(d)	6,320	6,302
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	3,255	3,408
5.5% 5/1/13 (FGIC Insured)	1,000	1,084
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,115
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,314
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	28,900	16,590
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,645
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,404
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,703
5.25% 10/1/14	2,290	2,421
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,780
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	$ 5,000	$ 4,536
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,090
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,019
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,941
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,709
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,354
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	8,936
5% 5/15/19	3,940	4,143
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,055
6.25% 5/1/21	6,395	6,448
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	823
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,178
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,406
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	4,844
Bonds:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,121
(DePaul Univ. Proj.) Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (c)	3,330	3,346
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,936
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,029
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,362
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (e)	1,000	1,060
5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (e)	1,000	1,053
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2007 B, 5% 1/1/15	$ 1,150	$ 1,209
Series 2010:
2% 1/1/11	25,300	25,300
5% 1/1/21 (FSA Insured)	10,000	9,915
Illinois Health Facilities Auth. Rev. (Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,630
Illinois Sales Tax Rev. Series 2010:
5% 6/15/15	1,200	1,316
5% 6/15/16	10,000	11,013
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (e)	2,300	2,663
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (e)	31,840	36,872
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,030
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (e)	1,500	1,708
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,105
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,204
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (e)	860	774
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,909
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,064
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,270
0% 12/1/14 (FSA Insured)	5,180	4,674
0% 12/1/15 (FSA Insured)	3,810	3,287
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,570
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,272
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (e)	$ 7,780	$ 7,756
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	2,763
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,452
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	846
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,745
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,009
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,283
Series 2010 B1, 0% 6/15/44	14,600	1,601
Series A, 0% 6/15/14 (Escrowed to Maturity) (e)	5,945	5,599
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	519
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,313
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,082
5% 10/1/19	1,475	1,543
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,327
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,778
0% 4/1/14	3,500	3,249
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,529
0% 11/1/16 (FSA Insured)	4,000	3,274
0% 11/1/17 (FSA Insured)	1,300	992
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	888
		461,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.9%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	$ 1,065	$ 1,082
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,247
5% 1/10/14 (FSA Insured)	1,180	1,302
5% 7/10/14 (FSA Insured)	1,215	1,348
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,476
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,010
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,031
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,350
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,862
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,370
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,890
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,148
5.25% 7/15/16 (FSA Insured)	2,095	2,408
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	12,936
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(d)	1,650	1,734
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,212
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,428
5% 12/1/17	855	927
Series 2010 A, 5% 2/1/17	3,700	4,245
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	$ 2,750	$ 2,898
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,128
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,416
0% 12/1/17 (AMBAC Insured)	1,470	1,158
0% 6/1/18 (AMBAC Insured)	1,740	1,324
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,164
Indianapolis Thermal Energy Sys.:
Series 2001 A, 5.5% 10/1/16 (Pre-Refunded to 10/1/11 @ 101) (e)	5,000	5,240
Series 2010 B:
5% 10/1/20	8,310	8,926
5% 10/1/21	5,500	5,857
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (e)	1,090	1,168
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,299
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,222
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (e)	1,530	1,764
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (e)	1,310	1,510
Rockport Poll. Cont. Rev. Bonds:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	2,000	2,020
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,822
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,460
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,749
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,898
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,036
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,635
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,295	$ 2,404
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,046
		125,291
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,823
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (e)	4,800	4,871
		6,694
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	309
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,132
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,088
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,088
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,050
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (e)	14,675	14,822
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,566
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,413
		27,468
Kentucky - 1.3%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,449
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,393
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	$ 7,500	$ 7,727
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,153
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	12,680	12,784
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,361
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,821
		54,704
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,040
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (e)	2,700	2,770
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,307
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,101
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,263
5% 7/1/15	2,740	2,940
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,766
0% 9/1/13 (AMBAC Insured)	1,400	1,269
		20,456
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,405
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,115
6% 7/1/38	1,800	1,922
		8,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.5%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	$ 4,000	$ 4,533
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 4% 7/1/11 (AMBAC Insured)	1,000	1,013
Series 2008 F:
4% 7/1/11	2,000	2,027
5% 7/1/12	1,000	1,051
5% 7/1/17	1,190	1,298
5% 7/1/18	2,500	2,696
Series 2010, 5.125% 7/1/39	3,600	3,472
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,980	2,102
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,823
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	587
5% 4/1/16	1,665	1,888
		23,490
Massachusetts - 3.0%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	2,841
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,137
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	570	579
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	737
5% 1/1/13	750	790
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,004
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(d)	3,000	3,222
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,016
5.75% 6/15/13	3,000	3,012
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (e)	11,400	12,236
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,156
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	$ 1,800	$ 1,986
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,550
Series 2004 B, 5.25% 8/1/22	10,000	11,357
Series 2007 B, 5% 11/1/15	7,000	7,999
Series 2007 C:
5.25% 8/1/22	3,300	3,651
5.25% 8/1/23	1,600	1,756
5.25% 8/1/24	4,000	4,359
Series A, 5.25% 8/1/22	8,190	9,302
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	1,858
Series 2008 E2:
5% 7/1/11	3,000	3,048
5% 7/1/12	2,075	2,156
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,046
5% 7/1/21	4,700	4,970
Bonds:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,300	1,325
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,215
5%, tender 7/1/15 (c)	7,000	7,686
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,800	1,862
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,900	2,989
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	992
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	967
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	3,770
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,500
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,570	$ 2,578
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		127,677
Michigan - 2.2%
Big Rapids Pub. School District Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,011
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,199
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (e)	1,000	1,103
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,395
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,018
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,527
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,229
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,754
Series 2006 D, 0.794% 7/1/32 (c)	5,540	3,890
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,770
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	5,824
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,342
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,416
5% 12/1/15	665	737
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,768
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,547
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,730
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I: - continued
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (e)	$ 160	$ 166
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,704
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,024
5.5% 3/1/17	1,885	1,921
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,015
Series 2008 A:
5% 5/15/11	1,100	1,114
5% 5/15/12	1,250	1,310
5% 5/15/13	1,500	1,609
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,968
(Trinity Health Sys. Proj.):
Series 2006 A, 5% 12/1/26	1,200	1,190
Series 2008 A, 6.5% 12/1/33	5,500	5,802
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	10,000	10,324
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,500	1,513
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,297
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	1,025	1,126
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,087
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,963
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,229
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,042
4% 1/1/14	1,100	1,157
5% 1/1/15	1,585	1,730
		92,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	$ 575	$ 573
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (d)	1,000	1,063
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,312
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,376
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	5,789
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,455
5% 1/1/20	4,500	4,819
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	409
5% 5/15/13	395	408
5% 5/15/14	250	259
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,365	1,398
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,648
5.5% 7/1/18	1,400	1,518
		29,027
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(d)	1,275	1,279
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,365
5% 8/15/13	1,500	1,583
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,320
		5,547
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	$ 1,000	$ 1,079
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,070
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,057
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	389
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (e)	1,945	2,111
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	2,425	2,188
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	2,370	2,379
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (d)	1,500	1,614
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,973
		14,901
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	7,400	6,991
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,673
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,461
		5,134
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,542
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,117
Series 2008 E, 5% 7/1/11	5,000	5,095
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District: - continued
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	$ 1,000	$ 1,067
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,449
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,064
5% 7/1/14	1,000	1,063
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,453
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,516
		26,671
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	604
New Jersey - 2.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,775
Series 2005 B, 5% 2/15/13	2,210	2,277
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,601
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,034
5.25% 6/15/21	4,500	4,748
5.25% 6/15/22	10,585	11,047
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(d)	8,000	8,001
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,648
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (Escrowed to Maturity) (e)	1,385	1,414
Series 2005 O:
5.25% 3/1/15	3,000	3,326
5.25% 3/1/21	6,500	6,765
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,200	$ 1,249
5.25% 3/1/23	1,500	1,550
5.25% 3/1/24	5,550	5,712
5.25% 3/1/25	4,200	4,312
5.25% 3/1/26	4,700	4,805
Series 2008 Y:
5% 9/1/11	1,000	1,030
5% 9/1/12	2,545	2,726
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,204
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	3,735	4,249
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (e)	6,420	7,290
New Jersey Trans. Trust Fund Auth. Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,321
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,023
		90,107
New Mexico - 1.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	27,960
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,323
4% 9/1/16	3,000	3,185
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,088
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,253
		41,809
New York - 14.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,175
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,970
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured)	$ 1,070	$ 1,064
5.75% 7/1/40	1,000	948
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,130
5.75% 5/1/22	2,240	2,324
Series 2004:
5.75% 5/1/17	2,895	3,191
5.75% 5/1/19 (FSA Insured)	5,590	6,043
5.75% 5/1/22 (FSA Insured)	8,525	9,072
5.75% 5/1/25 (FSA Insured)	1,715	1,802
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5% 6/1/11	1,075	1,093
Series 2008 A, 6% 5/1/33	6,000	6,408
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,057
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,646
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,013
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (e)	600	630
Series 2002 C, 5.5% 8/1/13	2,000	2,175
Series 2005 F1, 5.25% 9/1/14	3,600	4,037
Series 2005 G, 5% 8/1/14	6,500	7,219
Series 2005 J, 5% 3/1/12	3,020	3,171
Series 2005 K, 5% 8/1/11	3,295	3,381
Series 2008 E, 5% 8/1/13	11,760	12,851
Series 2010 C, 5% 8/1/14	10,000	11,106
Series 2010 E, 5% 8/1/16	11,210	12,659
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series FF 2, 5.5% 6/15/40	800	829
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	4,901
Series 2009 S2, 6% 7/15/38	7,000	7,659
Series 2009 S3, 5.25% 1/15/34	20,000	20,287
Series 2009 S4, 5.75% 1/15/39	6,400	6,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	$ 9,240	$ 9,574
6% 11/1/28 (a)	40,925	42,562
Series 2003 B, 5.25% 2/1/29 (a)	3,800	3,812
Series 2010 B, 5% 11/1/20	37,195	41,337
Series 2010 D:
5% 11/1/15	1,475	1,679
5% 11/1/16	9,410	10,814
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,780
Series 2009 A:
5% 3/15/17	9,975	11,385
5% 3/15/19	11,040	12,539
Series 2009 D, 5% 6/15/13	28,070	30,767
Series 2010 A:
5% 2/15/19	1,000	1,135
5% 2/15/20	3,000	3,381
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	7,705	8,141
Series A:
5.75% 7/1/13	2,720	2,874
5.75% 7/1/13 (AMBAC Insured)	875	925
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/11	2,720	2,733
5% 2/15/12	6,855	7,167
5% 2/15/13	6,545	7,042
5% 8/15/13	7,390	8,082
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,396
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	905
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,777
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,134
Series 2009 A:
5% 7/1/20	5,000	5,470
5% 7/1/21	12,335	13,326
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	$ 4,280	$ 4,716
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,222
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,769
Series 2005 C, 5.25% 11/15/14	1,000	1,114
Series 2008 C, 6.5% 11/15/28	11,300	12,576
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(d)	28,100	28,065
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,211
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,166
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,713
5% 4/1/14	1,500	1,663
Series 2010 A, 5% 4/1/23	8,195	8,777
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,802
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,068
Series 2008 D, 5% 1/1/13	9,500	10,170
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(d)	3,000	3,056
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	6,700	7,110
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,303
5.25% 6/1/22 (AMBAC Insured)	9,450	9,864
5.5% 6/1/14	1,215	1,219
5.5% 6/1/15	5,780	5,798
5.5% 6/1/16	20,000	20,060
5.5% 6/1/17	1,900	1,929
5.5% 6/1/19	1,000	1,074
Series 2003B 1C:
5.5% 6/1/14	3,505	3,516
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/15	$ 4,900	$ 4,916
5.5% 6/1/16	1,600	1,627
5.5% 6/1/17	7,950	8,071
5.5% 6/1/18	17,165	17,986
5.5% 6/1/19	4,700	5,049
5.5% 6/1/20	800	851
5.5% 6/1/22	600	634
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,057
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (e)	9,100	10,313
		624,629
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,217
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,100	4,299
		5,516
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,731
5.25% 6/1/20 (AMBAC Insured)	1,520	1,618
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,556
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,237
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,373
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,537
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,725	1,725
Series 2009 B:
5% 1/1/15	1,250	1,361
5% 1/1/16	3,000	3,283
5% 1/1/20	2,110	2,196
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,551
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,384
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	$ 6,000	$ 6,370
5% 6/1/22	4,000	4,211
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,659
		34,792
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,792
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,031
5% 7/1/14	1,000	1,054
		5,877
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,728
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,351
6% 6/1/42	1,500	1,022
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,500
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (e)	2,000	2,053
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,109
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	600	605
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,380	3,472
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,308
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,314
5% 10/1/22	2,000	2,111
5% 10/1/23	3,000	3,143
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	$ 3,475	$ 4,000
Series 2010 B, 4% 9/15/15	2,830	3,098
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,833
5% 8/1/16	3,480	3,996
Series 2010 B, 5% 8/1/15	15,775	17,936
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,081
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	4,922
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,866
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.):
Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,291
Series 2010 C, 2.25%, tender 4/1/11 (c)	4,000	4,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(d)	15,000	15,978
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	26
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	975	1,041
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	500	505
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,256
5.75% 12/1/35	5,200	5,026
		111,571
Oklahoma - 1.1%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	995
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,126
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,355	7,512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,165	$ 2,326
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,655
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,341
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,589
5% 8/15/13	1,260	1,373
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,344
5% 1/1/22 (FSA Insured)	12,455	13,397
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,465
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,446
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,087
5% 12/15/14	850	934
		47,590
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,780
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,630
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,210	1,235
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,690
Series 2008 B:
5% 6/15/11	1,800	1,836
5% 6/15/12	2,000	2,096
5% 6/15/13	2,000	2,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	$ 1,300	$ 1,381
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,142
5% 12/15/13	1,155	1,182
Series 2006 B, 5% 12/15/13	3,115	3,187
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	175	181
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (e)	380	406
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,876
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,527
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,926
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,614
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,293
Series 2009 A, 5% 6/1/17	2,925	3,137
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,318
6.5% 11/1/16 (d)	1,100	1,123
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (e)	1,745	2,038
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,274
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22 (Pre-Refunded to 1/15/11 @ 101) (e)	4,000	4,046
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,038
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,574
Series 2008 B1, 5.5% 6/1/33	8,500	8,541
Series 2009 B, 5% 12/1/16	12,500	14,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	$ 1,725	$ 1,791
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,106
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,029
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,779
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,479
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	714
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,120
Series 2010 C:
5% 9/1/20	14,000	14,677
5% 9/1/21	6,000	6,223
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,316
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,031
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,000
Series 2010 A:
5% 9/1/19 (Assured Guaranty Corp. Insured)	1,500	1,657
5% 9/1/20 (Assured Guaranty Corp. Insured)	1,000	1,093
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,513
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,836
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,452
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,248
		153,729
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,279
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	$ 2,000	$ 2,161
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	651
		2,812
South Carolina - 0.6%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,797
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,405
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,581
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,507
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	790
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,153
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,054
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,038
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,438
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,458
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,235
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,464
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,787
		23,707
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	407
5.25% 11/1/18	1,000	1,078
		1,485
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/11	$ 3,270	$ 3,378
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,407
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,344
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,311
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,809
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,877
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,175
Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,272
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,740
4.75% 7/1/15	3,560	3,917
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,612
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,503
		45,345
Texas - 11.0%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,869
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,366
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	825
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,840
6% 1/1/18	1,000	1,029
6% 1/1/19	1,335	1,355
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,613
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	$ 5,645	$ 5,463
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,487
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,602
5% 11/15/17	1,375	1,565
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,120
5.25% 2/15/42	6,000	6,122
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,372
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,118
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	185
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,190	1,264
5.375% 5/1/16 (FSA Insured)	185	194
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e)	1,240	1,317
5.375% 5/1/17 (FSA Insured)	195	204
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,112
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,312
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	2,630	2,772
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,083
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,537
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,793
5% 8/15/13	9,575	10,129
Clint Independent School District Series 2003:
5.5% 8/15/18	190	200
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (e)	810	873
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,500	1,588
Series A, 0% 2/15/16	3,640	3,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008:
5.25% 12/1/43	$ 2,555	$ 2,547
5.25% 12/1/48	19,160	18,941
5.25% 12/1/38	6,700	6,713
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,603
5% 11/1/16	3,000	3,381
5% 11/1/21	1,500	1,574
Series 2009, 5% 11/1/19	1,000	1,104
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,060
Series 2008, 6.375% 2/15/34	1,300	1,476
Dallas Wtrwks. & Swr. Sys. Rev. Series 2010, 5% 10/1/39	15,750	15,809
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,355
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,692
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,574
Series 2009:
5% 2/15/17	1,220	1,409
5% 2/15/22	8,920	9,667
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,010
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,617
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,054
Garland Independent School District Series 2001, 5.5% 2/15/12	35	35
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,241
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,936
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.):
Series 2009, 5% 10/1/19	1,260	1,325
Series 2010, 5% 10/1/29	1,500	1,468
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
(Road Proj.) Series 2008 B, 5% 8/15/17	$ 2,000	$ 2,281
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,998
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,623
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (e)	1,000	1,056
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (e)	1,140	1,204
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (d)	3,300	3,308
Series A, 5.5% 7/1/39	6,000	6,133
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,615
0% 8/15/15	2,000	1,801
Houston Util. Sys. Rev.:
Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	7,200	7,306
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,821
Houston Wtr. & Swr. Sys. Rev. Series C, 0% 12/1/11 (AMBAC Insured)	8,250	8,199
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,098
0% 2/15/17	1,400	1,171
Series 2009, 4% 2/15/14	410	440
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,024
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,170
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	909
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,565
0% 8/15/17	1,020	832
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,469
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,603
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Longview Independent School District 5% 2/15/20	$ 1,000	$ 1,113
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,655
Series 2010:
5% 5/15/14	6,000	6,607
5% 5/15/15	2,475	2,758
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21	2,405	2,538
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,041
Mansfield Independent School District:
5.5% 2/15/13	230	231
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,345	1,353
5.5% 2/15/14	330	332
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (e)	1,950	1,961
5.5% 2/15/15	25	26
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (e)	3,415	3,606
5.5% 2/15/18	145	146
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (e)	855	860
5.5% 2/15/19	370	371
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	2,160	2,173
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (c)	7,000	7,069
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,018
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	540
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,681
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,551
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	997
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,262
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (e)	1,135	1,139
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (e)	$ 2,520	$ 2,871
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,100	1,238
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,365
Northside Independent School District:
Bonds Series 2009, 2.1%, tender 6/1/11 (c)	7,000	7,031
Series 2001:
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,220	1,227
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,090	1,096
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (e)	530	533
Series A:
5.25% 2/15/17	725	753
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	2,250	2,370
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	1,000	1,006
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,253
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,642
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,703
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,071
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	3,886
Series 2002:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,025	1,081
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (e)	1,345	1,418
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Round Rock Independent School District Series 2002: - continued
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	$ 1,050	$ 1,128
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,308
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (e)	295	296
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,629
Series 2006 A, 5% 2/1/22	2,035	2,178
Series 2008, 5% 2/1/22	2,100	2,278
5.375% 2/1/17	3,140	3,273
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	355	374
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,879
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,035
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,617
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (e)	3,650	4,152
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,376
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,130
Series 2009:
5% 10/1/19	3,045	3,415
5% 10/1/20	2,180	2,410
Series 2010, 5% 10/1/35	1,300	1,269
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (e)	1,635	1,641
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (e)	1,065	1,069
5.375% 2/1/18 (Pre-Refunded to 2/1/11 @ 100) (e)	480	482
Series 2008, 5.25% 2/1/38	1,600	1,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	$ 1,175	$ 1,287
5% 11/15/14	2,005	2,216
5% 11/15/15	1,880	2,087
5.75% 11/15/24	4,700	4,951
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,466
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,955
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,217
0% 10/1/13	8,900	8,485
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,845
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	5,981
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,430
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,104
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	9,801
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2009, 5%, tender 2/15/11 (c)	4,900	4,916
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	3,400	3,695
Texas Wtr. Dev. Board Rev.:
Series 1999 B, 5.625% 7/15/21	930	932
Series 2008 B, 5.25% 7/15/23	1,000	1,087
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Pre-Refunded to 3/1/11 @ 100) (e)	2,280	2,299
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,852
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,139
Waller Independent School District:
5.5% 2/15/26	3,220	3,475
5.5% 2/15/33	4,160	4,344
5.5% 2/15/37	4,820	4,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waxahachie Independent School District Series 1997, 0% 8/15/14	$ 1,460	$ 1,366
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,278
Williamson County Gen. Oblig. 5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	35	35
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	683
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,096
Series 2005, 5% 8/15/23	1,745	1,856
		468,796
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,510
5% 8/15/18	2,500	2,721
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,131
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,321
		17,683
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,208
6.125% 12/1/27 (AMBAC Insured)	2,800	2,836
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,051
5% 12/1/14 (FSA Insured)	1,200	1,286
5% 12/1/15 (FSA Insured)	1,000	1,075
		7,456
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,468
5% 10/1/14	3,000	3,233
		6,701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.8%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(d)	$ 7,500	$ 7,459
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (d)	2,750	2,750
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,249
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	12,958
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	5,000	5,103
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,622
		33,141
Washington - 2.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,491
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,249
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,041
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,072
Clark County Pub. Util. District #1 Elec. Rev. Series 2002 B, 5.25% 1/1/11 (FSA Insured)	1,715	1,715
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,149
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,270
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	152
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (e)	1,855	2,007
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,072
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009, 5% 12/1/18	$ 8,690	$ 9,885
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	12,783
Series 2009, 5.25% 1/1/42	1,900	1,905
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,410
5% 12/1/19	1,385	1,546
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,086
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,071
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,338
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,632
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,989
Series 2001 C, 5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (e)	3,000	3,000
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,514
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,709
5% 8/15/16	2,500	2,708
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,121
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,168
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	$ 3,000	$ 3,009
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,929
		90,352
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	959
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,587
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,363
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,084
		6,993
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (e)	1,195	1,248
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	1,300	1,401
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	62
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (e)	970	1,013
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (e)	1,000	1,016
Series 2008 D, 5.5% 5/1/26	1,100	1,195
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,611
5.75% 7/1/30	2,000	1,936
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,052
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	875
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (e)	$ 1,760	$ 1,879
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,070
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,070
Series 2003 A, 5.5% 8/15/14	1,775	1,867
Series 2006 A, 5% 8/15/12	4,795	4,919
		22,214
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,179
TOTAL MUNICIPAL BONDS (Cost $4,136,532)		4,204,667
Municipal Notes - 0.4%

Florida - 0.3%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	10,600	10,976
Pennsylvania - 0.1%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (Pennsylvania Elec. Co. Proj.) 2.25% tender 4/1/11, CP mode	6,000	6,028
TOTAL MUNICIPAL NOTES (Cost $16,600)		17,004
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $4,153,132)		4,221,671
NET OTHER ASSETS (LIABILITIES) - 1.3%		55,464
NET ASSETS - 100%		$ 4,277,135
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 52
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.9%
Health Care	15.0%
Special Tax	12.0%
Electric Utilities	11.4%
Escrowed/Pre-Refunded	7.8%
Transportation	7.3%
Others * (Individually Less Than 5%)	11.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,153,132)		$ 4,221,671
Cash		17,431
Receivable for fund shares sold		10,998
Interest receivable		55,070
Distributions receivable from Fidelity Central Funds		1
Prepaid expenses		13
Other receivables		15
Total assets		4,305,199

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 13,227
Payable for fund shares redeemed	8,896
Distributions payable	3,916
Accrued management fee	1,113
Distribution and service plan fees payable	83
Other affiliated payables	775
Other payables and accrued expenses	54
Total liabilities		28,064

Net Assets		$ 4,277,135
Net Assets consist of:
Paid in capital		$ 4,203,680
Undistributed net investment income		125
Accumulated undistributed net realized gain (loss) on investments		4,791
Net unrealized appreciation (depreciation) on investments		68,539
Net Assets		$ 4,277,135

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($112,527 ÷ 11,216 shares)	$ 10.03

Maximum offering price per share (100/96.00 of $10.03)	$ 10.45
Class T: Net Asset Value and redemption price per share ($13,225 ÷ 1,319 shares)	$ 10.03

Maximum offering price per share (100/96.00 of $10.03)	$ 10.45
Class B: Net Asset Value and offering price per share ($3,650 ÷ 364 shares)A	$ 10.03

Class C: Net Asset Value and offering price per share ($63,546 ÷ 6,332 shares)A	$ 10.04

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,806,752 ÷ 379,664 shares)	$ 10.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($277,435 ÷ 27,632 shares)	$ 10.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2010

Investment Income
Interest		$ 183,889
Income from Fidelity Central Funds		52
Total income		183,941

Expenses
Management fee	$ 14,078
Transfer agent fees	4,512
Distribution and service plan fees	946
Accounting fees and expenses	654
Custodian fees and expenses	69
Independent trustees' compensation	18
Registration fees	263
Audit	62
Legal	19
Miscellaneous	55
Total expenses before reductions	20,676
Expense reductions	(247)	20,429
Net investment income		163,512
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29,817
Change in net unrealized appreciation (depreciation) on investment securities		(55,348)
Net gain (loss)		(25,531)
Net increase (decrease) in net assets resulting from operations		$ 137,981

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 163,512	$ 134,398
Net realized gain (loss)	29,817	(1,927)
Change in net unrealized appreciation (depreciation)	(55,348)	169,227
Net increase (decrease) in net assets resulting from operations	137,981	301,698
Distributions to shareholders from net investment income	(163,474)	(134,341)
Distributions to shareholders from net realized gain	(18,404)	-
Total distributions	(181,878)	(134,341)
Share transactions - net increase (decrease)	(282,578)	1,420,712
Redemption fees	77	119
Total increase (decrease) in net assets	(326,398)	1,588,188

Net Assets
Beginning of period	4,603,533	3,015,345
End of period (including undistributed net investment income of $125 and undistributed net investment income of $248, respectively)	$ 4,277,135	$ 4,603,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income C	.318	.325	.344	.357	.365
Net realized and unrealized gain (loss)	(.088)	.482	(.277)	.005	.003
Total from investment operations	.230	.807	.067	.362	.368
Distributions from net investment income	(.317)	(.327)	(.346)	(.357)	(.365)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.360)	(.327)	(.348)	(.372)	(.368)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return A, B	2.25%	8.43%	.69%	3.71%	3.77%
Ratios to Average Net Assets D, F
Expenses before reductions	.68%	.71%	.68%	.68%	.63%
Expenses net of fee waivers, if any	.68%	.71%	.68%	.68%	.63%
Expenses net of all reductions	.68%	.71%	.61%	.61%	.50%
Net investment income	3.09%	3.25%	3.55%	3.61%	3.71%
Supplemental Data
Net assets, end of period (in millions)	$ 113	$ 106	$ 43	$ 6	$ 2
Portfolio turnover rate E	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income C	.320	.328	.347	.355	.358
Net realized and unrealized gain (loss)	(.087)	.481	(.279)	.006	.004
Total from investment operations	.233	.809	.068	.361	.362
Distributions from net investment income	(.320)	(.329)	(.347)	(.356)	(.359)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.363)	(.329)	(.349)	(.371)	(.362)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return A, B	2.28%	8.46%	.70%	3.70%	3.71%
Ratios to Average Net Assets D, F
Expenses before reductions	.66%	.69%	.68%	.68%	.68%
Expenses net of fee waivers, if any	.66%	.69%	.68%	.68%	.68%
Expenses net of all reductions	.65%	.68%	.63%	.63%	.59%
Net investment income	3.11%	3.28%	3.53%	3.59%	3.62%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 12	$ 9	$ 5	$ 4
Portfolio turnover rate E	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income C	.252	.261	.278	.289	.294
Net realized and unrealized gain (loss)	(.087)	.481	(.278)	.003	.002
Total from investment operations	.165	.742	-	.292	.296
Distributions from net investment income	(.252)	(.262)	(.279)	(.287)	(.293)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.295)	(.262)	(.281)	(.302)	(.296)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return A, B	1.60%	7.73%	0.00% H	2.99%	3.02%
Ratios to Average Net Assets D, F
Expenses before reductions	1.32%	1.35%	1.37%	1.37%	1.35%
Expenses net of fee waivers, if any	1.32%	1.35%	1.37%	1.37%	1.35%
Expenses net of all reductions	1.31%	1.35%	1.31%	1.30%	1.25%
Net investment income	2.46%	2.61%	2.85%	2.92%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,650	$ 3,261	$ 1,403	$ 546	$ 304
Portfolio turnover rate E	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Income from Investment Operations
Net investment income C	.240	.252	.271	.283	.285
Net realized and unrealized gain (loss)	(.078)	.480	(.290)	.004	.012
Total from investment operations	.162	.732	(.019)	.287	.297
Distributions from net investment income	(.239)	(.252)	(.270)	(.282)	(.284)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.282)	(.252)	(.272)	(.297)	(.287)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98
Total Return A, B	1.58%	7.63%	(.18)%	2.93%	3.03%
Ratios to Average Net Assets D, F
Expenses before reductions	1.44%	1.45%	1.45%	1.42%	1.43%
Expenses net of fee waivers, if any	1.44%	1.45%	1.45%	1.42%	1.43%
Expenses net of all reductions	1.44%	1.45%	1.39%	1.35%	1.34%
Net investment income	2.33%	2.52%	2.78%	2.87%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 64	$ 49	$ 15	$ 3	$ 1
Portfolio turnover rate E	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income B	.347	.355	.372	.381	.385
Net realized and unrealized gain (loss)	(.077)	.472	(.278)	.006	.002
Total from investment operations	.270	.827	.094	.387	.387
Distributions from net investment income	(.347)	(.357)	(.373)	(.382)	(.384)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.390)	(.357)	(.375)	(.397)	(.387)
Redemption fees added to paid in capital B	- F	- F	.001	- F	- F
Net asset value, end of period	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97
Total Return A	2.65%	8.65%	.96%	3.97%	3.97%
Ratios to Average Net Assets C, E
Expenses before reductions	.39%	.41%	.42%	.42%	.43%
Expenses net of fee waivers, if any	.39%	.41%	.42%	.42%	.43%
Expenses net of all reductions	.39%	.41%	.38%	.37%	.34%
Net investment income	3.38%	3.55%	3.79%	3.85%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 3,807	$ 3,775	$ 2,694	$ 2,013	$ 2,026
Portfolio turnover rate D	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Income from Investment Operations
Net investment income B	.341	.351	.369	.378	.382
Net realized and unrealized gain (loss)	(.087)	.481	(.276)	.006	.014
Total from investment operations	.254	.832	.093	.384	.396
Distributions from net investment income	(.341)	(.352)	(.372)	(.379)	(.383)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.384)	(.352)	(.374)	(.394)	(.386)
Redemption fees added to paid in capital B	- F	- F	.001	- F	- F
Net asset value, end of period	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98
Total Return A	2.49%	8.69%	.96%	3.95%	4.06%
Ratios to Average Net Assets C, E
Expenses before reductions	.46%	.47%	.43%	.44%	.49%
Expenses net of fee waivers, if any	.46%	.47%	.43%	.44%	.49%
Expenses net of all reductions	.46%	.46%	.36%	.39%	.36%
Net investment income	3.31%	3.50%	3.80%	3.83%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 277	$ 660	$ 253	$ 54	$ 27
Portfolio turnover rate D	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, deferred trustees compensation and losses deferred due to future transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 106,284,755
Gross unrealized depreciation	(37,664,047)
Net unrealized appreciation (depreciation)	$ 68,620,708
Tax Cost	$ 4,153,050,504

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 44,016
Undistributed long-term capital gain	$ 4,791,027
Net unrealized appreciation (depreciation)	$ 68,620,708

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Tax-exempt Income	$ 163,473,906	$ 134,341,169
Long-term Capital Gains	18,403,510	-
Total	$ 181,877,416	$ 134,341,169

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $837,262,862 and $969,393,985, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .29% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 286,490	$ 19,977
Class T	-%	.25%	32,916	-
Class B	.65%	.25%	32,924	23,779
Class C	.75%	.25%	593,788	301,634
			$ 946,118	$ 345,390

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 62,650
Class T	4,969
Class B *	9,119
Class C *	32,690
$ 109,428

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 135,827.12
Class T	12,876.10
Class B	3,851.11
Class C	76,952.13
Intermediate Municipal Income	3,299,764.08
Institutional Class	983,089.15
	$ 4,512,359

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,138 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $68,192 and $178,498, respectively.

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Class A	$ 3,539,149	$ 2,491,956
Class T	408,525	366,253
Class B	89,521	68,139
Class C	1,378,418	782,050
Intermediate Municipal Income	136,526,583	115,997,749
Institutional Class	21,531,710	14,635,022
Total	$ 163,473,906	$ 134,341,169
From net realized gain
Class A	$ 483,028	$ -
Class T	56,228	-
Class B	16,203	-
Class C	271,968	-
Intermediate Municipal Income	16,415,412	-
Institutional Class	1,160,671	-
Total	$ 18,403,510	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class A
Shares sold	4,846,781	8,099,526	$ 49,807,582	$ 81,130,573
Reinvestment of distributions	274,436	182,288	2,809,319	1,830,974
Shares redeemed	(4,315,029)	(2,349,668)	(44,153,417)	(23,608,841)
Net increase (decrease)	806,188	5,932,146	$ 8,463,484	$ 59,352,706
Class T
Shares sold	491,092	484,465	$ 5,033,639	$ 4,826,668
Reinvestment of distributions	34,442	27,497	352,538	275,473
Shares redeemed	(340,700)	(295,668)	(3,496,080)	(2,970,099)
Net increase (decrease)	184,834	216,294	$ 1,890,097	$ 2,132,042
Class B
Shares sold	114,494	227,416	$ 1,178,099	$ 2,268,300
Reinvestment of distributions	5,709	3,242	58,390	32,546
Shares redeemed	(77,313)	(54,719)	(789,462)	(550,656)
Net increase (decrease)	42,890	175,939	$ 447,027	$ 1,750,190

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class C
Shares sold	2,729,259	3,787,098	$ 28,056,145	$ 37,982,193
Reinvestment of distributions	107,109	44,152	1,096,040	444,253
Shares redeemed	(1,290,375)	(623,933)	(13,218,665)	(6,247,315)
Net increase (decrease)	1,545,993	3,207,317	$ 15,933,520	$ 32,179,131
Intermediate Municipal Income
Shares sold	127,499,959	184,098,343	$ 1,308,373,053	$ 1,841,939,859
Reinvestment of distributions	10,991,606	8,388,027	112,543,547	84,106,940
Shares redeemed	(130,551,996)	(99,153,418)	(1,334,296,688)	(990,733,666)
Net increase (decrease)	7,939,569	93,332,952	$ 86,619,912	$ 935,313,133
Institutional Class
Shares sold	38,492,016	51,268,566	$ 394,494,337	$ 514,856,932
Reinvestment of distributions	1,518,504	996,959	15,604,907	10,043,690
Shares redeemed	(77,239,218)	(13,500,147)	(806,030,718)	(134,915,037)
Net increase (decrease)	(37,228,698)	38,765,378	$ (395,931,474)	$ 389,985,585

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008- present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Intermediate Municipal Income	02/07/011	02/04/2011	$0.00	$0.012

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2010, $27,039,759 or, if subsequently determinded to be different, the net capital gain of such year.

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 3.91% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class C ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked below the median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

LIM-UANN-0211
1.787736.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Intermediate Municipal Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2010

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-1.84%	2.90%	4.04%
Class T (incl. 4.00% sales charge) B	-1.81%	2.89%	4.03%
Class B (incl. contingent deferred sales charge) C	-3.33%	2.68%	4.09%
Class C (incl. contingent deferred sales charge) D	0.59%	2.96%	4.06%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 31, 2005. Returns between October 31, 2005, and April 1, 2007, reflect a 0.15% 12b-1 fee. Returns prior to October 31, 2005, are those of Fidelity® Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity® Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 31, 2005, would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 31, 2005, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 31, 2005, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Municipal Income Fund - Class A on December 31, 2000, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period. The initial offering of Class A took place on October 31, 2005. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite generating positive returns, tax-exempt municipal bonds lagged most taxable securities in 2010, primarily due to a significant fourth-quarter sell-off. Until then, munis were on track for a solid year, bolstered by low, steady interest rates and generally favorable supply/demand dynamics. Supply was muted during much of the period due to the popularity of "Build America Bonds" (BABs) - taxable securities allowing municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. These developments helped mask growing concerns about muni bond fundamentals, as issuers' revenue declined dramatically. In the final months of the period, the sell-off was sparked by the prospect of rising interest rates, a glut of new supply that could worsen should the BAB program end and the growing likelihood that Bush-era tax breaks would be extended into 2011. That said, the financial outlook for state issuers improved somewhat as revenues recently began to rise. For the full 12 months, the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate tax-exempt investment-grade bonds - gained 2.38%, while the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 6.54%.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Intermediate Municipal Income Fund: For the 12-month period ending December 31, 2010, the fund's Class A, Class T, Class B and Class C shares returned 2.25%, 2.28%, 1.60% and 1.58%, respectively (excluding sales charges), while the Barclays Capital 1-17 Year Municipal Bond Index gained 2.97%. Sector selection generally was positive, helping offset losses from larger-than-index exposure to high-coupon callable bonds and the fund's yield-curve positioning. Overweighting health care bonds, which were lifted by strong demand from yield-seeking investors, and investor-owned utility securities, aided by investors' appetite for high-quality munis issued by providers of essential services, bolstered the fund's relative performance. The fund's emphasis on high-coupon callable bonds hurt because these securities, which have coupons above prevailing rates and can be redeemed by their issuers before maturity, lagged in response to muted demand from institutional investors. As for yield-curve positioning, meaning how the fund's investments were allocated across various maturities, an overweighting in bonds with maturities of 20 years and longer proved detrimental because these securities lagged short-maturity bonds, in which the fund was underweighted.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Intermediate Municipal Income Fund: For the 12-month period ending December 31, 2010, the fund's Institutional Class shares returned 2.49%, while the Barclays Capital 1-17 Year Municipal Bond Index gained 2.97%. Sector selection generally was positive, helping offset losses from larger-than-index exposure to high-coupon callable bonds and the fund's yield-curve positioning. Overweighting health care bonds, which were lifted by strong demand from yield-seeking investors, and investor-owned utility securities, aided by investors' appetite for high-quality munis issued by providers of essential services, bolstered the fund's relative performance. The fund's emphasis on high-coupon callable bonds hurt because these securities, which have coupons above prevailing rates and can be redeemed by their issuers before maturity, lagged in response to muted demand from institutional investors. As for yield-curve positioning, meaning how the fund's investments were allocated across various maturities, an overweighting in bonds with maturities of 20 years and longer proved detrimental because these securities lagged short-maturity bonds, in which the fund was underweighted.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	.66%
Actual		$ 1,000.00	$ 997.10	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class T	.66%
Actual		$ 1,000.00	$ 997.10	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class B	1.30%
Actual		$ 1,000.00	$ 993.90	$ 6.53
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.61
Class C	1.43%
Actual		$ 1,000.00	$ 994.20	$ 7.19
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Intermediate Municipal Income	.39%
Actual		$ 1,000.00	$ 998.50	$ 1.96
HypotheticalA		$ 1,000.00	$ 1,023.24	$ 1.99
Institutional Class	.45%
Actual		$ 1,000.00	$ 998.30	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.6	12.7
California	14.3	12.0
Texas	11.0	11.3
Illinois	10.8	9.5
Florida	8.1	6.7
Top Five Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.9	33.7
Health Care	15.0	13.0
Special Tax	12.0	11.1
Electric Utilities	11.4	8.6
Escrowed/Pre-Refunded	7.8	8.5
Weighted Average Maturity as of December 31, 2010
		6 months ago
Years	6.2	5.4

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	5.4	5.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
AAA 10.1%	AAA 12.4%
AA,A 79.0%	AA,A 71.7%
BBB 6.9%	BBB 5.1%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 2.0%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 8.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,109
Series 2005 A2, 5% 6/1/12	1,500	1,582
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (e)	2,125	2,169
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,200
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,938
5.5% 1/1/22	2,300	2,081
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,171
		21,250
Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,725
5% 10/1/17 (FSA Insured)	10,000	10,950
5% 10/1/18 (FSA Insured)	2,500	2,713
5.25% 10/1/20 (FSA Insured)	6,695	7,302
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/11	1,000	1,000
5% 1/1/12	1,200	1,246
Series 2008 D:
5.5% 1/1/38	6,300	6,247
6% 1/1/27	1,400	1,479
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	15,933
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,486
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,149
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	7,216
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (d)	2,250	2,297
5.5% 7/1/12 (d)	2,450	2,589
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Series D: - continued
5.5% 7/1/13 (d)	$ 1,005	$ 1,086
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,147
Series 2009 A:
5% 7/1/14	1,500	1,670
5% 7/1/18	7,665	8,692
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11	1,175	1,201
		84,128
California - 14.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,793
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,315
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/20 (b)	5,000	5,592
5% 12/1/25 (b)	2,195	2,310
5% 12/1/29 (b)	4,865	4,984
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.25% 5/1/12	4,000	4,235
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (e)	2,600	2,792
Series 2010 L, 5% 5/1/18	26,425	29,727
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	6,840	7,417
Series 2004 A:
5% 7/1/15	4,775	5,207
5.25% 7/1/12	1,210	1,286
5.25% 7/1/13	7,000	7,619
5.25% 7/1/14	9,400	10,421
Series 2008 A, 5% 1/1/11	4,200	4,200
Series 2009 A:
5% 7/1/15	8,990	9,802
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (e)	6,210	7,014
5.25% 1/1/11	75	75
5.25% 1/1/11 (Escrowed to Maturity) (e)	625	625
5.25% 7/1/13 (Escrowed to Maturity) (e)	5,000	5,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,300	$ 5,769
5.25% 7/1/14	10,245	11,358
5.25% 7/1/14 (Escrowed to Maturity) (e)	2,995	3,408
Series A, 5% 7/1/18	4,510	4,959
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	90	90
5% 10/1/13	1,550	1,672
5% 3/1/15	2,415	2,632
5% 8/1/16	6,070	6,656
5% 3/1/19	1,470	1,564
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,843
5% 3/1/26	2,200	2,138
5% 6/1/27 (AMBAC Insured)	1,800	1,732
5.125% 11/1/24	1,900	1,906
5.25% 2/1/11	1,650	1,655
5.25% 3/1/12	2,210	2,307
5.25% 2/1/15	5,000	5,348
5.25% 2/1/16	8,500	9,109
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,588
5.25% 2/1/28	3,400	3,340
5.25% 12/1/33	110	104
5.25% 4/1/34	30	28
5.5% 3/1/11	8,500	8,557
5.5% 4/1/13	1,400	1,509
5.5% 4/1/13 (AMBAC Insured)	1,000	1,078
5.5% 8/1/29	13,900	13,968
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,285	1,467
5.5% 8/1/30	10,000	9,964
5.5% 11/1/33	21,355	20,945
6% 3/1/33	10,950	11,339
6% 4/1/38	7,500	7,646
6% 11/1/39	35,800	36,508
6.5% 4/1/33	150	160
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,510
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	$ 3,800	$ 3,862
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,594
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	5,849
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,204
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,435
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,469
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	10,216	6,955
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1%, tender 2/1/11 (c)(d)	10,600	10,600
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,400	3,503
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	3,976
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,674
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,952
Series 2005 K, 5% 11/1/16	7,195	7,611
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,366
Series 2009 G1:
5.25% 10/1/17	15,275	16,234
5.75% 10/1/30	2,100	2,044
Series 2009 I, 6.125% 11/1/29	1,300	1,331
Series 2010 A, 5.75% 3/1/30	4,100	3,993
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,433
5.75% 11/1/28	5,000	5,263
5% 11/1/14 (FSA Insured)	1,000	1,118
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	2,865	3,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (c)	$ 4,000	$ 4,028
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	650
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,424
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,396
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,976
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,393
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,509
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,007
5.75% 1/15/40	1,600	1,408
5.875% 1/15/27	1,000	945
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	2,000	2,260
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	3,000	3,301
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,282
Series 2010 C, 5.25% 8/1/39	3,700	3,678
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,459
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	14,450
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,601
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,559
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/11 (FSA Insured) (d)	$ 1,740	$ 1,740
5% 1/1/12 (FSA Insured) (d)	1,835	1,884
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,185
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,187
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	635	635
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	3,600	3,835
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,217
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,286
5% 7/1/20	2,000	2,132
5% 7/1/21	1,500	1,581
5% 7/1/22	2,250	2,348
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,537
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,501
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	965	970
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,420	3,574
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,000	4,485
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	767
5.25% 7/1/21	700	766
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,331
6.5% 8/1/27	3,500	3,928
6.5% 8/1/28	2,750	3,068
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,696
5.25% 8/1/26	2,200	2,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.): - continued
Series 2009 B, 5% 8/1/18	$ 7,355	$ 7,646
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,426
5% 5/15/22	2,000	2,093
Series 2009 B, 5% 5/15/12	500	528
San Diego Unified School District Series C:
0% 7/1/46	20,405	1,954
0% 7/1/47	13,000	1,166
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,395	1,448
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,181
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,431
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,813
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,172
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,726
Sulphur Springs Union School District Ctfs. of Prtn. Bonds 0%, tender 3/1/11 (AMBAC Insured) (c)	1,965	1,957
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,720
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	803
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,322
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,730
Series 2009 O, 5.25% 5/15/39	1,900	1,920
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,515
		611,019
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	$ 5,000	$ 4,918
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,076
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,442
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	11,100	6,836
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,209
5% 11/15/12 (Escrowed to Maturity) (e)	120	129
5% 11/15/14	1,105	1,221
5% 11/15/14 (Escrowed to Maturity) (e)	60	68
Series 2006 F:
5% 11/15/13	395	431
5% 11/15/13 (Escrowed to Maturity) (e)	890	989
5% 11/15/14	420	464
5% 11/15/14 (Escrowed to Maturity) (e)	935	1,061
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,031
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	645
5% 7/1/12	675	673
Bonds Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,176
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (e)	2,550	2,708
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,020	6,247
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,405
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,166
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,330	$ 1,045
Series 2010 A:
0% 9/1/35	2,000	314
0% 9/1/37	3,000	403
0% 9/1/38	3,760	468
		46,291
Connecticut - 0.7%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,247
Series 2009 1:
5% 2/1/14	10,000	11,034
5% 2/1/15	10,000	11,238
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,083
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,260
		31,862
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,075
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,333
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 4% 8/15/11 (FSA Insured)	1,050	1,064
Series A, 5% 6/1/40	6,700	5,747
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,650
5% 4/1/14	2,000	2,152
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,082
		25,103
Florida - 7.8%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2007 A, 5% 7/1/16 (FGIC Insured)	$ 2,180	$ 2,391
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,292
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,099
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,150
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,482
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/11	2,695	2,791
5% 12/1/12	3,880	4,164
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,823
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,263
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,042
Series A, 5.5% 6/1/38	1,800	1,872
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,921
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,801
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,581
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,800	2,693
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	6,500	6,869
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (e)	5,000	5,640
Series 2005 I:
5% 11/15/17	2,600	2,819
5% 11/15/18	2,000	2,139
Series 2008 B, 6% 11/15/37	12,000	12,509
Series B:
5% 11/15/17	1,050	1,121
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (e)	150	172
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series G:
5% 11/15/12	$ 965	$ 1,024
5% 11/15/12 (Escrowed to Maturity) (e)	35	38
5% 11/15/13	1,545	1,677
5% 11/15/13 (Escrowed to Maturity) (e)	55	61
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	8,750	9,118
Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	10,041
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,887
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (e)	3,600	4,906
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (e)	1,940	2,331
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,060
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	1,997
5% 9/1/22	2,270	2,443
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,656
5% 10/1/14	7,000	7,722
Jacksonville Sales Tax Rev. Series 2008, 4% 10/1/11	2,105	2,156
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,031
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,399
5% 11/15/14	2,485	2,648
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,718
5.25% 6/1/24	3,800	3,858
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	603
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,460
Series 2010 B, 5% 10/1/35 (FSA Insured)	11,825	11,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	$ 4,140	$ 4,317
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,272
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	7,719
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500	2,600
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,319
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,400	1,417
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,896
5% 8/1/15 (AMBAC Insured)	5,990	6,453
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,211
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,298
5.75% 10/1/43	1,850	1,756
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,618
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (e)	3,260	3,571
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,611
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,940
5% 11/1/14 (FSA Insured)	1,825	1,952
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,112
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,727
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Indl. Dev. Auth. Solid Waste Disp. Facility Rev. Bonds (Tampa Elec. Co. Proj.) Series 2010, 1.5%, tender 3/1/11 (c)	$ 8,600	$ 8,600
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,345
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,065
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,487
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,078
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,671
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,555
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,264
5% 10/1/18 (FSA Insured) (d)	10,515	10,834
5% 10/1/19 (FSA Insured) (d)	5,965	6,053
		335,791
Georgia - 3.3%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,144
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,275
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,627
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (c)	8,400	8,363
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	11,967
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	7,015	4,535
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,304
5% 11/1/18	6,000	6,470
5% 11/1/19	3,000	3,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,025	$ 4,025
Series 2005 V:
6.6% 1/1/18 (e)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,796
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,122
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	585
5% 9/15/14	715	746
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	11,758
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	6,800	6,854
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	9,000	9,075
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,307
5.25% 1/1/20	1,625	1,784
Series 2008 D, 5.75% 1/1/19	11,500	12,958
Series 2009 B, 5% 1/1/16	2,500	2,773
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,435
5% 10/1/13	1,450	1,558
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	12,100	7,823
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	10,279
		141,800
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	4,995	5,423
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,197
		9,620
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 2,847
6.75% 11/1/37	2,600	2,758
		5,605
Illinois - 10.8%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,659
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	985
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,548
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	809
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,836
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,306
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,434
Series 2010 F, 5% 12/1/31	20,000	18,744
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,458
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (Pre-Refunded to 1/1/14 @ 100) (e)	640	711
Series 1995 A2:
6% 1/1/11 (AMBAC Insured)	815	815
6% 1/1/11 (AMBAC Insured) (Escrowed to Maturity) (e)	540	540
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	783
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	370
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	183
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	910	1,018
Series 2006 A, 5% 1/1/23	10,975	11,066
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (e)	4,155	4,391
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (d)	$ 7,375	$ 7,375
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,028
Series 2010 D:
5.25% 1/1/18 (d)	750	794
5.25% 1/1/19 (d)	5,125	5,388
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,144
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,862
Series 2010 C:
5% 1/1/22	3,155	3,333
5% 1/1/23	3,400	3,541
5% 1/1/24	2,000	2,059
5.25% 1/1/37	1,600	1,560
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	371
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,302
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,727
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,490
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000	1,014
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,625
Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,729
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11 (Escrowed to Maturity) (e)	3,040	3,097
5% 6/1/12	3,645	3,797
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,154
Series 2008, 5.25% 11/1/33	5,200	4,960
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity) (e)	2,500	2,388
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100	$ 1,140
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	616
Series 2009 D, 5% 11/15/17	3,250	3,504
Series 2010 A, 5.25% 11/15/24	17,925	19,000
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,204
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,034
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,910
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,852
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,217
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (c)(d)	6,320	6,302
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	3,255	3,408
5.5% 5/1/13 (FGIC Insured)	1,000	1,084
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,115
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,314
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	28,900	16,590
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,645
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,404
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,703
5.25% 10/1/14	2,290	2,421
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,780
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	$ 5,000	$ 4,536
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,090
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,019
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,941
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,709
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,354
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	8,936
5% 5/15/19	3,940	4,143
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,055
6.25% 5/1/21	6,395	6,448
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	823
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,178
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,406
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	4,844
Bonds:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,121
(DePaul Univ. Proj.) Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (c)	3,330	3,346
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,936
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,029
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,362
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (e)	1,000	1,060
5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (e)	1,000	1,053
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2007 B, 5% 1/1/15	$ 1,150	$ 1,209
Series 2010:
2% 1/1/11	25,300	25,300
5% 1/1/21 (FSA Insured)	10,000	9,915
Illinois Health Facilities Auth. Rev. (Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,630
Illinois Sales Tax Rev. Series 2010:
5% 6/15/15	1,200	1,316
5% 6/15/16	10,000	11,013
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (e)	2,300	2,663
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (e)	31,840	36,872
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,030
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (e)	1,500	1,708
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,105
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,204
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (e)	860	774
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,909
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,064
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,270
0% 12/1/14 (FSA Insured)	5,180	4,674
0% 12/1/15 (FSA Insured)	3,810	3,287
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,570
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,272
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (e)	$ 7,780	$ 7,756
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	2,763
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,452
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	846
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,745
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,009
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,283
Series 2010 B1, 0% 6/15/44	14,600	1,601
Series A, 0% 6/15/14 (Escrowed to Maturity) (e)	5,945	5,599
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	519
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,313
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,082
5% 10/1/19	1,475	1,543
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,327
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,778
0% 4/1/14	3,500	3,249
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,529
0% 11/1/16 (FSA Insured)	4,000	3,274
0% 11/1/17 (FSA Insured)	1,300	992
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	888
		461,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.9%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	$ 1,065	$ 1,082
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,247
5% 1/10/14 (FSA Insured)	1,180	1,302
5% 7/10/14 (FSA Insured)	1,215	1,348
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,476
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,010
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,031
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,350
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,862
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,370
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,890
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,148
5.25% 7/15/16 (FSA Insured)	2,095	2,408
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	12,936
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(d)	1,650	1,734
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,212
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,428
5% 12/1/17	855	927
Series 2010 A, 5% 2/1/17	3,700	4,245
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	$ 2,750	$ 2,898
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,128
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,416
0% 12/1/17 (AMBAC Insured)	1,470	1,158
0% 6/1/18 (AMBAC Insured)	1,740	1,324
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,164
Indianapolis Thermal Energy Sys.:
Series 2001 A, 5.5% 10/1/16 (Pre-Refunded to 10/1/11 @ 101) (e)	5,000	5,240
Series 2010 B:
5% 10/1/20	8,310	8,926
5% 10/1/21	5,500	5,857
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (e)	1,090	1,168
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,299
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,222
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (e)	1,530	1,764
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (e)	1,310	1,510
Rockport Poll. Cont. Rev. Bonds:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	2,000	2,020
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,822
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,460
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,749
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,898
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,036
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,635
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,295	$ 2,404
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,046
		125,291
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,823
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (e)	4,800	4,871
		6,694
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	309
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,132
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,088
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,088
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,050
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (e)	14,675	14,822
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,566
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,413
		27,468
Kentucky - 1.3%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,449
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,393
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	$ 7,500	$ 7,727
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,153
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	12,680	12,784
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,361
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,821
		54,704
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,040
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (e)	2,700	2,770
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,307
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,101
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,263
5% 7/1/15	2,740	2,940
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,766
0% 9/1/13 (AMBAC Insured)	1,400	1,269
		20,456
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,405
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,115
6% 7/1/38	1,800	1,922
		8,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.5%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	$ 4,000	$ 4,533
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 4% 7/1/11 (AMBAC Insured)	1,000	1,013
Series 2008 F:
4% 7/1/11	2,000	2,027
5% 7/1/12	1,000	1,051
5% 7/1/17	1,190	1,298
5% 7/1/18	2,500	2,696
Series 2010, 5.125% 7/1/39	3,600	3,472
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,980	2,102
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,823
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	587
5% 4/1/16	1,665	1,888
		23,490
Massachusetts - 3.0%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	2,841
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,137
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	570	579
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	737
5% 1/1/13	750	790
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,004
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(d)	3,000	3,222
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,016
5.75% 6/15/13	3,000	3,012
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (e)	11,400	12,236
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,156
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	$ 1,800	$ 1,986
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,550
Series 2004 B, 5.25% 8/1/22	10,000	11,357
Series 2007 B, 5% 11/1/15	7,000	7,999
Series 2007 C:
5.25% 8/1/22	3,300	3,651
5.25% 8/1/23	1,600	1,756
5.25% 8/1/24	4,000	4,359
Series A, 5.25% 8/1/22	8,190	9,302
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	1,858
Series 2008 E2:
5% 7/1/11	3,000	3,048
5% 7/1/12	2,075	2,156
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,046
5% 7/1/21	4,700	4,970
Bonds:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,300	1,325
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,215
5%, tender 7/1/15 (c)	7,000	7,686
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,800	1,862
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,900	2,989
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	992
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	967
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	3,770
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,500
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,570	$ 2,578
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		127,677
Michigan - 2.2%
Big Rapids Pub. School District Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,011
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,199
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (e)	1,000	1,103
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,395
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,018
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,527
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,229
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,754
Series 2006 D, 0.794% 7/1/32 (c)	5,540	3,890
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,770
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	5,824
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,342
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,416
5% 12/1/15	665	737
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,768
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,547
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,730
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I: - continued
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (e)	$ 160	$ 166
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,704
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,024
5.5% 3/1/17	1,885	1,921
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,015
Series 2008 A:
5% 5/15/11	1,100	1,114
5% 5/15/12	1,250	1,310
5% 5/15/13	1,500	1,609
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,968
(Trinity Health Sys. Proj.):
Series 2006 A, 5% 12/1/26	1,200	1,190
Series 2008 A, 6.5% 12/1/33	5,500	5,802
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	10,000	10,324
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,500	1,513
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,297
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	1,025	1,126
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,087
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,963
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,229
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,042
4% 1/1/14	1,100	1,157
5% 1/1/15	1,585	1,730
		92,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	$ 575	$ 573
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (d)	1,000	1,063
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,312
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,376
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	5,789
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,455
5% 1/1/20	4,500	4,819
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	409
5% 5/15/13	395	408
5% 5/15/14	250	259
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,365	1,398
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,648
5.5% 7/1/18	1,400	1,518
		29,027
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(d)	1,275	1,279
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,365
5% 8/15/13	1,500	1,583
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,320
		5,547
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	$ 1,000	$ 1,079
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,070
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,057
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	389
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (e)	1,945	2,111
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	2,425	2,188
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	2,370	2,379
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (d)	1,500	1,614
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,973
		14,901
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	7,400	6,991
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,673
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,461
		5,134
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,542
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,117
Series 2008 E, 5% 7/1/11	5,000	5,095
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District: - continued
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	$ 1,000	$ 1,067
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,449
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,064
5% 7/1/14	1,000	1,063
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,453
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,516
		26,671
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	604
New Jersey - 2.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,775
Series 2005 B, 5% 2/15/13	2,210	2,277
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,601
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,034
5.25% 6/15/21	4,500	4,748
5.25% 6/15/22	10,585	11,047
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(d)	8,000	8,001
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,648
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (Escrowed to Maturity) (e)	1,385	1,414
Series 2005 O:
5.25% 3/1/15	3,000	3,326
5.25% 3/1/21	6,500	6,765
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,200	$ 1,249
5.25% 3/1/23	1,500	1,550
5.25% 3/1/24	5,550	5,712
5.25% 3/1/25	4,200	4,312
5.25% 3/1/26	4,700	4,805
Series 2008 Y:
5% 9/1/11	1,000	1,030
5% 9/1/12	2,545	2,726
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,204
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	3,735	4,249
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (e)	6,420	7,290
New Jersey Trans. Trust Fund Auth. Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,321
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,023
		90,107
New Mexico - 1.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	27,960
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,323
4% 9/1/16	3,000	3,185
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,088
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,253
		41,809
New York - 14.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,175
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,970
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured)	$ 1,070	$ 1,064
5.75% 7/1/40	1,000	948
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,130
5.75% 5/1/22	2,240	2,324
Series 2004:
5.75% 5/1/17	2,895	3,191
5.75% 5/1/19 (FSA Insured)	5,590	6,043
5.75% 5/1/22 (FSA Insured)	8,525	9,072
5.75% 5/1/25 (FSA Insured)	1,715	1,802
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5% 6/1/11	1,075	1,093
Series 2008 A, 6% 5/1/33	6,000	6,408
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,057
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,646
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,013
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (e)	600	630
Series 2002 C, 5.5% 8/1/13	2,000	2,175
Series 2005 F1, 5.25% 9/1/14	3,600	4,037
Series 2005 G, 5% 8/1/14	6,500	7,219
Series 2005 J, 5% 3/1/12	3,020	3,171
Series 2005 K, 5% 8/1/11	3,295	3,381
Series 2008 E, 5% 8/1/13	11,760	12,851
Series 2010 C, 5% 8/1/14	10,000	11,106
Series 2010 E, 5% 8/1/16	11,210	12,659
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series FF 2, 5.5% 6/15/40	800	829
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	4,901
Series 2009 S2, 6% 7/15/38	7,000	7,659
Series 2009 S3, 5.25% 1/15/34	20,000	20,287
Series 2009 S4, 5.75% 1/15/39	6,400	6,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	$ 9,240	$ 9,574
6% 11/1/28 (a)	40,925	42,562
Series 2003 B, 5.25% 2/1/29 (a)	3,800	3,812
Series 2010 B, 5% 11/1/20	37,195	41,337
Series 2010 D:
5% 11/1/15	1,475	1,679
5% 11/1/16	9,410	10,814
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,780
Series 2009 A:
5% 3/15/17	9,975	11,385
5% 3/15/19	11,040	12,539
Series 2009 D, 5% 6/15/13	28,070	30,767
Series 2010 A:
5% 2/15/19	1,000	1,135
5% 2/15/20	3,000	3,381
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	7,705	8,141
Series A:
5.75% 7/1/13	2,720	2,874
5.75% 7/1/13 (AMBAC Insured)	875	925
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/11	2,720	2,733
5% 2/15/12	6,855	7,167
5% 2/15/13	6,545	7,042
5% 8/15/13	7,390	8,082
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,396
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	905
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,777
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,134
Series 2009 A:
5% 7/1/20	5,000	5,470
5% 7/1/21	12,335	13,326
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	$ 4,280	$ 4,716
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,222
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,769
Series 2005 C, 5.25% 11/15/14	1,000	1,114
Series 2008 C, 6.5% 11/15/28	11,300	12,576
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(d)	28,100	28,065
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,211
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,166
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,713
5% 4/1/14	1,500	1,663
Series 2010 A, 5% 4/1/23	8,195	8,777
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,802
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,068
Series 2008 D, 5% 1/1/13	9,500	10,170
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(d)	3,000	3,056
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	6,700	7,110
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,303
5.25% 6/1/22 (AMBAC Insured)	9,450	9,864
5.5% 6/1/14	1,215	1,219
5.5% 6/1/15	5,780	5,798
5.5% 6/1/16	20,000	20,060
5.5% 6/1/17	1,900	1,929
5.5% 6/1/19	1,000	1,074
Series 2003B 1C:
5.5% 6/1/14	3,505	3,516
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/15	$ 4,900	$ 4,916
5.5% 6/1/16	1,600	1,627
5.5% 6/1/17	7,950	8,071
5.5% 6/1/18	17,165	17,986
5.5% 6/1/19	4,700	5,049
5.5% 6/1/20	800	851
5.5% 6/1/22	600	634
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,057
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (e)	9,100	10,313
		624,629
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,217
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,100	4,299
		5,516
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,731
5.25% 6/1/20 (AMBAC Insured)	1,520	1,618
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,556
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,237
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,373
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,537
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,725	1,725
Series 2009 B:
5% 1/1/15	1,250	1,361
5% 1/1/16	3,000	3,283
5% 1/1/20	2,110	2,196
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,551
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,384
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	$ 6,000	$ 6,370
5% 6/1/22	4,000	4,211
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,659
		34,792
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,792
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,031
5% 7/1/14	1,000	1,054
		5,877
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,728
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,351
6% 6/1/42	1,500	1,022
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,500
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (e)	2,000	2,053
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,109
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	600	605
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,380	3,472
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,308
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,314
5% 10/1/22	2,000	2,111
5% 10/1/23	3,000	3,143
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	$ 3,475	$ 4,000
Series 2010 B, 4% 9/15/15	2,830	3,098
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,833
5% 8/1/16	3,480	3,996
Series 2010 B, 5% 8/1/15	15,775	17,936
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,081
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	4,922
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,866
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.):
Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,291
Series 2010 C, 2.25%, tender 4/1/11 (c)	4,000	4,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(d)	15,000	15,978
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	26
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	975	1,041
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	500	505
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,256
5.75% 12/1/35	5,200	5,026
		111,571
Oklahoma - 1.1%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	995
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,126
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,355	7,512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,165	$ 2,326
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,655
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,341
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,589
5% 8/15/13	1,260	1,373
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,344
5% 1/1/22 (FSA Insured)	12,455	13,397
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,465
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,446
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,087
5% 12/15/14	850	934
		47,590
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,780
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,630
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,210	1,235
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,690
Series 2008 B:
5% 6/15/11	1,800	1,836
5% 6/15/12	2,000	2,096
5% 6/15/13	2,000	2,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	$ 1,300	$ 1,381
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,142
5% 12/15/13	1,155	1,182
Series 2006 B, 5% 12/15/13	3,115	3,187
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	175	181
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (e)	380	406
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,876
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,527
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,926
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,614
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,293
Series 2009 A, 5% 6/1/17	2,925	3,137
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,318
6.5% 11/1/16 (d)	1,100	1,123
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (e)	1,745	2,038
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,274
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22 (Pre-Refunded to 1/15/11 @ 101) (e)	4,000	4,046
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,038
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,574
Series 2008 B1, 5.5% 6/1/33	8,500	8,541
Series 2009 B, 5% 12/1/16	12,500	14,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	$ 1,725	$ 1,791
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,106
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,029
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,779
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,479
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	714
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,120
Series 2010 C:
5% 9/1/20	14,000	14,677
5% 9/1/21	6,000	6,223
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,316
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,031
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,000
Series 2010 A:
5% 9/1/19 (Assured Guaranty Corp. Insured)	1,500	1,657
5% 9/1/20 (Assured Guaranty Corp. Insured)	1,000	1,093
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,513
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,836
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,452
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,248
		153,729
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,279
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	$ 2,000	$ 2,161
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	651
		2,812
South Carolina - 0.6%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,797
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,405
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,581
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,507
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	790
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,153
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,054
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,038
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,438
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,458
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,235
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,464
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,787
		23,707
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	407
5.25% 11/1/18	1,000	1,078
		1,485
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/11	$ 3,270	$ 3,378
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,407
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,344
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,311
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,809
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,877
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,175
Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,272
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,740
4.75% 7/1/15	3,560	3,917
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,612
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,503
		45,345
Texas - 11.0%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,869
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,366
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	825
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,840
6% 1/1/18	1,000	1,029
6% 1/1/19	1,335	1,355
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,613
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	$ 5,645	$ 5,463
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,487
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,602
5% 11/15/17	1,375	1,565
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,120
5.25% 2/15/42	6,000	6,122
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,372
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,118
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	185
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,190	1,264
5.375% 5/1/16 (FSA Insured)	185	194
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e)	1,240	1,317
5.375% 5/1/17 (FSA Insured)	195	204
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,112
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,312
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	2,630	2,772
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,083
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,537
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,793
5% 8/15/13	9,575	10,129
Clint Independent School District Series 2003:
5.5% 8/15/18	190	200
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (e)	810	873
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,500	1,588
Series A, 0% 2/15/16	3,640	3,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008:
5.25% 12/1/43	$ 2,555	$ 2,547
5.25% 12/1/48	19,160	18,941
5.25% 12/1/38	6,700	6,713
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,603
5% 11/1/16	3,000	3,381
5% 11/1/21	1,500	1,574
Series 2009, 5% 11/1/19	1,000	1,104
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,060
Series 2008, 6.375% 2/15/34	1,300	1,476
Dallas Wtrwks. & Swr. Sys. Rev. Series 2010, 5% 10/1/39	15,750	15,809
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,355
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,692
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,574
Series 2009:
5% 2/15/17	1,220	1,409
5% 2/15/22	8,920	9,667
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,010
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,617
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,054
Garland Independent School District Series 2001, 5.5% 2/15/12	35	35
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,241
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,936
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.):
Series 2009, 5% 10/1/19	1,260	1,325
Series 2010, 5% 10/1/29	1,500	1,468
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
(Road Proj.) Series 2008 B, 5% 8/15/17	$ 2,000	$ 2,281
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,998
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,623
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (e)	1,000	1,056
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (e)	1,140	1,204
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (d)	3,300	3,308
Series A, 5.5% 7/1/39	6,000	6,133
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,615
0% 8/15/15	2,000	1,801
Houston Util. Sys. Rev.:
Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	7,200	7,306
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,821
Houston Wtr. & Swr. Sys. Rev. Series C, 0% 12/1/11 (AMBAC Insured)	8,250	8,199
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,098
0% 2/15/17	1,400	1,171
Series 2009, 4% 2/15/14	410	440
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,024
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,170
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	909
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,565
0% 8/15/17	1,020	832
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,469
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,603
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Longview Independent School District 5% 2/15/20	$ 1,000	$ 1,113
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,655
Series 2010:
5% 5/15/14	6,000	6,607
5% 5/15/15	2,475	2,758
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21	2,405	2,538
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,041
Mansfield Independent School District:
5.5% 2/15/13	230	231
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,345	1,353
5.5% 2/15/14	330	332
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (e)	1,950	1,961
5.5% 2/15/15	25	26
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (e)	3,415	3,606
5.5% 2/15/18	145	146
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (e)	855	860
5.5% 2/15/19	370	371
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	2,160	2,173
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (c)	7,000	7,069
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,018
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	540
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,681
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,551
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	997
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,262
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (e)	1,135	1,139
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (e)	$ 2,520	$ 2,871
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,100	1,238
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,365
Northside Independent School District:
Bonds Series 2009, 2.1%, tender 6/1/11 (c)	7,000	7,031
Series 2001:
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,220	1,227
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,090	1,096
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (e)	530	533
Series A:
5.25% 2/15/17	725	753
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	2,250	2,370
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	1,000	1,006
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,253
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,642
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,703
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,071
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	3,886
Series 2002:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,025	1,081
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (e)	1,345	1,418
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Round Rock Independent School District Series 2002: - continued
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	$ 1,050	$ 1,128
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,308
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (e)	295	296
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,629
Series 2006 A, 5% 2/1/22	2,035	2,178
Series 2008, 5% 2/1/22	2,100	2,278
5.375% 2/1/17	3,140	3,273
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	355	374
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,879
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,035
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,617
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (e)	3,650	4,152
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,376
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,130
Series 2009:
5% 10/1/19	3,045	3,415
5% 10/1/20	2,180	2,410
Series 2010, 5% 10/1/35	1,300	1,269
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (e)	1,635	1,641
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (e)	1,065	1,069
5.375% 2/1/18 (Pre-Refunded to 2/1/11 @ 100) (e)	480	482
Series 2008, 5.25% 2/1/38	1,600	1,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	$ 1,175	$ 1,287
5% 11/15/14	2,005	2,216
5% 11/15/15	1,880	2,087
5.75% 11/15/24	4,700	4,951
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,466
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,955
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,217
0% 10/1/13	8,900	8,485
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,845
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	5,981
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,430
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,104
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	9,801
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2009, 5%, tender 2/15/11 (c)	4,900	4,916
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	3,400	3,695
Texas Wtr. Dev. Board Rev.:
Series 1999 B, 5.625% 7/15/21	930	932
Series 2008 B, 5.25% 7/15/23	1,000	1,087
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Pre-Refunded to 3/1/11 @ 100) (e)	2,280	2,299
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,852
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,139
Waller Independent School District:
5.5% 2/15/26	3,220	3,475
5.5% 2/15/33	4,160	4,344
5.5% 2/15/37	4,820	4,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waxahachie Independent School District Series 1997, 0% 8/15/14	$ 1,460	$ 1,366
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,278
Williamson County Gen. Oblig. 5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	35	35
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	683
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,096
Series 2005, 5% 8/15/23	1,745	1,856
		468,796
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,510
5% 8/15/18	2,500	2,721
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,131
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,321
		17,683
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,208
6.125% 12/1/27 (AMBAC Insured)	2,800	2,836
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,051
5% 12/1/14 (FSA Insured)	1,200	1,286
5% 12/1/15 (FSA Insured)	1,000	1,075
		7,456
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,468
5% 10/1/14	3,000	3,233
		6,701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.8%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(d)	$ 7,500	$ 7,459
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (d)	2,750	2,750
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,249
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	12,958
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	5,000	5,103
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,622
		33,141
Washington - 2.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,491
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,249
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,041
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,072
Clark County Pub. Util. District #1 Elec. Rev. Series 2002 B, 5.25% 1/1/11 (FSA Insured)	1,715	1,715
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,149
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,270
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	152
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (e)	1,855	2,007
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,072
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009, 5% 12/1/18	$ 8,690	$ 9,885
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	12,783
Series 2009, 5.25% 1/1/42	1,900	1,905
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,410
5% 12/1/19	1,385	1,546
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,086
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,071
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,338
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,632
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,989
Series 2001 C, 5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (e)	3,000	3,000
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,514
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,709
5% 8/15/16	2,500	2,708
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,121
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,168
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	$ 3,000	$ 3,009
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,929
		90,352
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	959
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,587
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,363
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,084
		6,993
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (e)	1,195	1,248
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	1,300	1,401
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	62
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (e)	970	1,013
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (e)	1,000	1,016
Series 2008 D, 5.5% 5/1/26	1,100	1,195
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,611
5.75% 7/1/30	2,000	1,936
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,052
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	875
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (e)	$ 1,760	$ 1,879
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,070
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,070
Series 2003 A, 5.5% 8/15/14	1,775	1,867
Series 2006 A, 5% 8/15/12	4,795	4,919
		22,214
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,179
TOTAL MUNICIPAL BONDS (Cost $4,136,532)		4,204,667
Municipal Notes - 0.4%

Florida - 0.3%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	10,600	10,976
Pennsylvania - 0.1%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (Pennsylvania Elec. Co. Proj.) 2.25% tender 4/1/11, CP mode	6,000	6,028
TOTAL MUNICIPAL NOTES (Cost $16,600)		17,004
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $4,153,132)		4,221,671
NET OTHER ASSETS (LIABILITIES) - 1.3%		55,464
NET ASSETS - 100%		$ 4,277,135
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 52
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.9%
Health Care	15.0%
Special Tax	12.0%
Electric Utilities	11.4%
Escrowed/Pre-Refunded	7.8%
Transportation	7.3%
Others * (Individually Less Than 5%)	11.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,153,132)		$ 4,221,671
Cash		17,431
Receivable for fund shares sold		10,998
Interest receivable		55,070
Distributions receivable from Fidelity Central Funds		1
Prepaid expenses		13
Other receivables		15
Total assets		4,305,199

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 13,227
Payable for fund shares redeemed	8,896
Distributions payable	3,916
Accrued management fee	1,113
Distribution and service plan fees payable	83
Other affiliated payables	775
Other payables and accrued expenses	54
Total liabilities		28,064

Net Assets		$ 4,277,135
Net Assets consist of:
Paid in capital		$ 4,203,680
Undistributed net investment income		125
Accumulated undistributed net realized gain (loss) on investments		4,791
Net unrealized appreciation (depreciation) on investments		68,539
Net Assets		$ 4,277,135

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($112,527 ÷ 11,216 shares)	$ 10.03

Maximum offering price per share (100/96.00 of $10.03)	$ 10.45
Class T: Net Asset Value and redemption price per share ($13,225 ÷ 1,319 shares)	$ 10.03

Maximum offering price per share (100/96.00 of $10.03)	$ 10.45
Class B: Net Asset Value and offering price per share ($3,650 ÷ 364 shares)A	$ 10.03

Class C: Net Asset Value and offering price per share ($63,546 ÷ 6,332 shares)A	$ 10.04

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,806,752 ÷ 379,664 shares)	$ 10.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($277,435 ÷ 27,632 shares)	$ 10.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2010

Investment Income
Interest		$ 183,889
Income from Fidelity Central Funds		52
Total income		183,941

Expenses
Management fee	$ 14,078
Transfer agent fees	4,512
Distribution and service plan fees	946
Accounting fees and expenses	654
Custodian fees and expenses	69
Independent trustees' compensation	18
Registration fees	263
Audit	62
Legal	19
Miscellaneous	55
Total expenses before reductions	20,676
Expense reductions	(247)	20,429
Net investment income		163,512
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29,817
Change in net unrealized appreciation (depreciation) on investment securities		(55,348)
Net gain (loss)		(25,531)
Net increase (decrease) in net assets resulting from operations		$ 137,981

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 163,512	$ 134,398
Net realized gain (loss)	29,817	(1,927)
Change in net unrealized appreciation (depreciation)	(55,348)	169,227
Net increase (decrease) in net assets resulting from operations	137,981	301,698
Distributions to shareholders from net investment income	(163,474)	(134,341)
Distributions to shareholders from net realized gain	(18,404)	-
Total distributions	(181,878)	(134,341)
Share transactions - net increase (decrease)	(282,578)	1,420,712
Redemption fees	77	119
Total increase (decrease) in net assets	(326,398)	1,588,188

Net Assets
Beginning of period	4,603,533	3,015,345
End of period (including undistributed net investment income of $125 and undistributed net investment income of $248, respectively)	$ 4,277,135	$ 4,603,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income C	.318	.325	.344	.357	.365
Net realized and unrealized gain (loss)	(.088)	.482	(.277)	.005	.003
Total from investment operations	.230	.807	.067	.362	.368
Distributions from net investment income	(.317)	(.327)	(.346)	(.357)	(.365)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.360)	(.327)	(.348)	(.372)	(.368)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return A, B	2.25%	8.43%	.69%	3.71%	3.77%
Ratios to Average Net Assets D, F
Expenses before reductions	.68%	.71%	.68%	.68%	.63%
Expenses net of fee waivers, if any	.68%	.71%	.68%	.68%	.63%
Expenses net of all reductions	.68%	.71%	.61%	.61%	.50%
Net investment income	3.09%	3.25%	3.55%	3.61%	3.71%
Supplemental Data
Net assets, end of period (in millions)	$ 113	$ 106	$ 43	$ 6	$ 2
Portfolio turnover rate E	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income C	.320	.328	.347	.355	.358
Net realized and unrealized gain (loss)	(.087)	.481	(.279)	.006	.004
Total from investment operations	.233	.809	.068	.361	.362
Distributions from net investment income	(.320)	(.329)	(.347)	(.356)	(.359)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.363)	(.329)	(.349)	(.371)	(.362)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return A, B	2.28%	8.46%	.70%	3.70%	3.71%
Ratios to Average Net Assets D, F
Expenses before reductions	.66%	.69%	.68%	.68%	.68%
Expenses net of fee waivers, if any	.66%	.69%	.68%	.68%	.68%
Expenses net of all reductions	.65%	.68%	.63%	.63%	.59%
Net investment income	3.11%	3.28%	3.53%	3.59%	3.62%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 12	$ 9	$ 5	$ 4
Portfolio turnover rate E	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income C	.252	.261	.278	.289	.294
Net realized and unrealized gain (loss)	(.087)	.481	(.278)	.003	.002
Total from investment operations	.165	.742	-	.292	.296
Distributions from net investment income	(.252)	(.262)	(.279)	(.287)	(.293)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.295)	(.262)	(.281)	(.302)	(.296)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return A, B	1.60%	7.73%	0.00% H	2.99%	3.02%
Ratios to Average Net Assets D, F
Expenses before reductions	1.32%	1.35%	1.37%	1.37%	1.35%
Expenses net of fee waivers, if any	1.32%	1.35%	1.37%	1.37%	1.35%
Expenses net of all reductions	1.31%	1.35%	1.31%	1.30%	1.25%
Net investment income	2.46%	2.61%	2.85%	2.92%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,650	$ 3,261	$ 1,403	$ 546	$ 304
Portfolio turnover rate E	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Income from Investment Operations
Net investment income C	.240	.252	.271	.283	.285
Net realized and unrealized gain (loss)	(.078)	.480	(.290)	.004	.012
Total from investment operations	.162	.732	(.019)	.287	.297
Distributions from net investment income	(.239)	(.252)	(.270)	(.282)	(.284)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.282)	(.252)	(.272)	(.297)	(.287)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98
Total Return A, B	1.58%	7.63%	(.18)%	2.93%	3.03%
Ratios to Average Net Assets D, F
Expenses before reductions	1.44%	1.45%	1.45%	1.42%	1.43%
Expenses net of fee waivers, if any	1.44%	1.45%	1.45%	1.42%	1.43%
Expenses net of all reductions	1.44%	1.45%	1.39%	1.35%	1.34%
Net investment income	2.33%	2.52%	2.78%	2.87%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 64	$ 49	$ 15	$ 3	$ 1
Portfolio turnover rate E	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income B	.347	.355	.372	.381	.385
Net realized and unrealized gain (loss)	(.077)	.472	(.278)	.006	.002
Total from investment operations	.270	.827	.094	.387	.387
Distributions from net investment income	(.347)	(.357)	(.373)	(.382)	(.384)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.390)	(.357)	(.375)	(.397)	(.387)
Redemption fees added to paid in capital B	- F	- F	.001	- F	- F
Net asset value, end of period	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97
Total Return A	2.65%	8.65%	.96%	3.97%	3.97%
Ratios to Average Net Assets C, E
Expenses before reductions	.39%	.41%	.42%	.42%	.43%
Expenses net of fee waivers, if any	.39%	.41%	.42%	.42%	.43%
Expenses net of all reductions	.39%	.41%	.38%	.37%	.34%
Net investment income	3.38%	3.55%	3.79%	3.85%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 3,807	$ 3,775	$ 2,694	$ 2,013	$ 2,026
Portfolio turnover rate D	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Income from Investment Operations
Net investment income B	.341	.351	.369	.378	.382
Net realized and unrealized gain (loss)	(.087)	.481	(.276)	.006	.014
Total from investment operations	.254	.832	.093	.384	.396
Distributions from net investment income	(.341)	(.352)	(.372)	(.379)	(.383)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.384)	(.352)	(.374)	(.394)	(.386)
Redemption fees added to paid in capital B	- F	- F	.001	- F	- F
Net asset value, end of period	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98
Total Return A	2.49%	8.69%	.96%	3.95%	4.06%
Ratios to Average Net Assets C, E
Expenses before reductions	.46%	.47%	.43%	.44%	.49%
Expenses net of fee waivers, if any	.46%	.47%	.43%	.44%	.49%
Expenses net of all reductions	.46%	.46%	.36%	.39%	.36%
Net investment income	3.31%	3.50%	3.80%	3.83%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 277	$ 660	$ 253	$ 54	$ 27
Portfolio turnover rate D	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, deferred trustees compensation and losses deferred due to future transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 106,284,755
Gross unrealized depreciation	(37,664,047)
Net unrealized appreciation (depreciation)	$ 68,620,708
Tax Cost	$ 4,153,050,504

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 44,016
Undistributed long-term capital gain	$ 4,791,027
Net unrealized appreciation (depreciation)	$ 68,620,708

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Tax-exempt Income	$ 163,473,906	$ 134,341,169
Long-term Capital Gains	18,403,510	-
Total	$ 181,877,416	$ 134,341,169

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $837,262,862 and $969,393,985, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .29% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 286,490	$ 19,977
Class T	-%	.25%	32,916	-
Class B	.65%	.25%	32,924	23,779
Class C	.75%	.25%	593,788	301,634
			$ 946,118	$ 345,390

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 62,650
Class T	4,969
Class B *	9,119
Class C *	32,690
$ 109,428

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 135,827.12
Class T	12,876.10
Class B	3,851.11
Class C	76,952.13
Intermediate Municipal Income	3,299,764.08
Institutional Class	983,089.15
	$ 4,512,359

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,138 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $68,192 and $178,498, respectively.

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Class A	$ 3,539,149	$ 2,491,956
Class T	408,525	366,253
Class B	89,521	68,139
Class C	1,378,418	782,050
Intermediate Municipal Income	136,526,583	115,997,749
Institutional Class	21,531,710	14,635,022
Total	$ 163,473,906	$ 134,341,169
From net realized gain
Class A	$ 483,028	$ -
Class T	56,228	-
Class B	16,203	-
Class C	271,968	-
Intermediate Municipal Income	16,415,412	-
Institutional Class	1,160,671	-
Total	$ 18,403,510	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class A
Shares sold	4,846,781	8,099,526	$ 49,807,582	$ 81,130,573
Reinvestment of distributions	274,436	182,288	2,809,319	1,830,974
Shares redeemed	(4,315,029)	(2,349,668)	(44,153,417)	(23,608,841)
Net increase (decrease)	806,188	5,932,146	$ 8,463,484	$ 59,352,706
Class T
Shares sold	491,092	484,465	$ 5,033,639	$ 4,826,668
Reinvestment of distributions	34,442	27,497	352,538	275,473
Shares redeemed	(340,700)	(295,668)	(3,496,080)	(2,970,099)
Net increase (decrease)	184,834	216,294	$ 1,890,097	$ 2,132,042
Class B
Shares sold	114,494	227,416	$ 1,178,099	$ 2,268,300
Reinvestment of distributions	5,709	3,242	58,390	32,546
Shares redeemed	(77,313)	(54,719)	(789,462)	(550,656)
Net increase (decrease)	42,890	175,939	$ 447,027	$ 1,750,190

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class C
Shares sold	2,729,259	3,787,098	$ 28,056,145	$ 37,982,193
Reinvestment of distributions	107,109	44,152	1,096,040	444,253
Shares redeemed	(1,290,375)	(623,933)	(13,218,665)	(6,247,315)
Net increase (decrease)	1,545,993	3,207,317	$ 15,933,520	$ 32,179,131
Intermediate Municipal Income
Shares sold	127,499,959	184,098,343	$ 1,308,373,053	$ 1,841,939,859
Reinvestment of distributions	10,991,606	8,388,027	112,543,547	84,106,940
Shares redeemed	(130,551,996)	(99,153,418)	(1,334,296,688)	(990,733,666)
Net increase (decrease)	7,939,569	93,332,952	$ 86,619,912	$ 935,313,133
Institutional Class
Shares sold	38,492,016	51,268,566	$ 394,494,337	$ 514,856,932
Reinvestment of distributions	1,518,504	996,959	15,604,907	10,043,690
Shares redeemed	(77,239,218)	(13,500,147)	(806,030,718)	(134,915,037)
Net increase (decrease)	(37,228,698)	38,765,378	$ (395,931,474)	$ 389,985,585

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	02/07/2011	02/04/2011	$0.00	$0.012
Class T	02/07/2011	02/04/2011	$0.00	$0.012
Class B	02/07/2011	02/04/2011	$0.00	$0.012
Class C	02/07/2011	02/04/2011	$0.00	$0.012

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2010, $27,039,759 or, if subsequently determinded to be different, the net capital gain of such year.

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 3.91% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class C ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked below the median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIM-UANN-0211
1.820151.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Intermediate Municipal Income
Fund - Institutional Class

Annual Report

December 31, 2010

Institutional Class is a class of
Fidelity® Intermediate Municipal
Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	2.49%	4.00%	4.59%

A The initial offering of Institutional Class shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity® Intermediate Municipal Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Municipal Income Fund - Institutional Class on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on October 31, 2005. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite generating positive returns, tax-exempt municipal bonds lagged most taxable securities in 2010, primarily due to a significant fourth-quarter sell-off. Until then, munis were on track for a solid year, bolstered by low, steady interest rates and generally favorable supply/demand dynamics. Supply was muted during much of the period due to the popularity of "Build America Bonds" (BABs) - taxable securities allowing municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. These developments helped mask growing concerns about muni bond fundamentals, as issuers' revenue declined dramatically. In the final months of the period, the sell-off was sparked by the prospect of rising interest rates, a glut of new supply that could worsen should the BAB program end and the growing likelihood that Bush-era tax breaks would be extended into 2011. That said, the financial outlook for state issuers improved somewhat as revenues recently began to rise. For the full 12 months, the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate tax-exempt investment-grade bonds - gained 2.38%, while the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 6.54%.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Intermediate Municipal Income Fund: For the 12-month period ending December 31, 2010, the fund's Class A, Class T, Class B and Class C shares returned 2.25%, 2.28%, 1.60% and 1.58%, respectively (excluding sales charges), while the Barclays Capital 1-17 Year Municipal Bond Index gained 2.97%. Sector selection generally was positive, helping offset losses from larger-than-index exposure to high-coupon callable bonds and the fund's yield-curve positioning. Overweighting health care bonds, which were lifted by strong demand from yield-seeking investors, and investor-owned utility securities, aided by investors' appetite for high-quality munis issued by providers of essential services, bolstered the fund's relative performance. The fund's emphasis on high-coupon callable bonds hurt because these securities, which have coupons above prevailing rates and can be redeemed by their issuers before maturity, lagged in response to muted demand from institutional investors. As for yield-curve positioning, meaning how the fund's investments were allocated across various maturities, an overweighting in bonds with maturities of 20 years and longer proved detrimental because these securities lagged short-maturity bonds, in which the fund was underweighted.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Intermediate Municipal Income Fund: For the 12-month period ending December 31, 2010, the fund's Institutional Class shares returned 2.49%, while the Barclays Capital 1-17 Year Municipal Bond Index gained 2.97%. Sector selection generally was positive, helping offset losses from larger-than-index exposure to high-coupon callable bonds and the fund's yield-curve positioning. Overweighting health care bonds, which were lifted by strong demand from yield-seeking investors, and investor-owned utility securities, aided by investors' appetite for high-quality munis issued by providers of essential services, bolstered the fund's relative performance. The fund's emphasis on high-coupon callable bonds hurt because these securities, which have coupons above prevailing rates and can be redeemed by their issuers before maturity, lagged in response to muted demand from institutional investors. As for yield-curve positioning, meaning how the fund's investments were allocated across various maturities, an overweighting in bonds with maturities of 20 years and longer proved detrimental because these securities lagged short-maturity bonds, in which the fund was underweighted.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	.66%
Actual		$ 1,000.00	$ 997.10	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class T	.66%
Actual		$ 1,000.00	$ 997.10	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class B	1.30%
Actual		$ 1,000.00	$ 993.90	$ 6.53
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.61
Class C	1.43%
Actual		$ 1,000.00	$ 994.20	$ 7.19
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Intermediate Municipal Income	.39%
Actual		$ 1,000.00	$ 998.50	$ 1.96
HypotheticalA		$ 1,000.00	$ 1,023.24	$ 1.99
Institutional Class	.45%
Actual		$ 1,000.00	$ 998.30	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.6	12.7
California	14.3	12.0
Texas	11.0	11.3
Illinois	10.8	9.5
Florida	8.1	6.7
Top Five Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.9	33.7
Health Care	15.0	13.0
Special Tax	12.0	11.1
Electric Utilities	11.4	8.6
Escrowed/Pre-Refunded	7.8	8.5
Weighted Average Maturity as of December 31, 2010
		6 months ago
Years	6.2	5.4

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	5.4	5.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
AAA 10.1%	AAA 12.4%
AA,A 79.0%	AA,A 71.7%
BBB 6.9%	BBB 5.1%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 2.0%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 8.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,109
Series 2005 A2, 5% 6/1/12	1,500	1,582
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (e)	2,125	2,169
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,200
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,938
5.5% 1/1/22	2,300	2,081
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,171
		21,250
Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,725
5% 10/1/17 (FSA Insured)	10,000	10,950
5% 10/1/18 (FSA Insured)	2,500	2,713
5.25% 10/1/20 (FSA Insured)	6,695	7,302
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/11	1,000	1,000
5% 1/1/12	1,200	1,246
Series 2008 D:
5.5% 1/1/38	6,300	6,247
6% 1/1/27	1,400	1,479
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	15,933
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,486
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,149
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	7,216
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (d)	2,250	2,297
5.5% 7/1/12 (d)	2,450	2,589
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Series D: - continued
5.5% 7/1/13 (d)	$ 1,005	$ 1,086
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,147
Series 2009 A:
5% 7/1/14	1,500	1,670
5% 7/1/18	7,665	8,692
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11	1,175	1,201
		84,128
California - 14.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,793
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,315
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/20 (b)	5,000	5,592
5% 12/1/25 (b)	2,195	2,310
5% 12/1/29 (b)	4,865	4,984
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.25% 5/1/12	4,000	4,235
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (e)	2,600	2,792
Series 2010 L, 5% 5/1/18	26,425	29,727
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	6,840	7,417
Series 2004 A:
5% 7/1/15	4,775	5,207
5.25% 7/1/12	1,210	1,286
5.25% 7/1/13	7,000	7,619
5.25% 7/1/14	9,400	10,421
Series 2008 A, 5% 1/1/11	4,200	4,200
Series 2009 A:
5% 7/1/15	8,990	9,802
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (e)	6,210	7,014
5.25% 1/1/11	75	75
5.25% 1/1/11 (Escrowed to Maturity) (e)	625	625
5.25% 7/1/13 (Escrowed to Maturity) (e)	5,000	5,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,300	$ 5,769
5.25% 7/1/14	10,245	11,358
5.25% 7/1/14 (Escrowed to Maturity) (e)	2,995	3,408
Series A, 5% 7/1/18	4,510	4,959
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	90	90
5% 10/1/13	1,550	1,672
5% 3/1/15	2,415	2,632
5% 8/1/16	6,070	6,656
5% 3/1/19	1,470	1,564
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,843
5% 3/1/26	2,200	2,138
5% 6/1/27 (AMBAC Insured)	1,800	1,732
5.125% 11/1/24	1,900	1,906
5.25% 2/1/11	1,650	1,655
5.25% 3/1/12	2,210	2,307
5.25% 2/1/15	5,000	5,348
5.25% 2/1/16	8,500	9,109
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,588
5.25% 2/1/28	3,400	3,340
5.25% 12/1/33	110	104
5.25% 4/1/34	30	28
5.5% 3/1/11	8,500	8,557
5.5% 4/1/13	1,400	1,509
5.5% 4/1/13 (AMBAC Insured)	1,000	1,078
5.5% 8/1/29	13,900	13,968
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,285	1,467
5.5% 8/1/30	10,000	9,964
5.5% 11/1/33	21,355	20,945
6% 3/1/33	10,950	11,339
6% 4/1/38	7,500	7,646
6% 11/1/39	35,800	36,508
6.5% 4/1/33	150	160
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,510
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	$ 3,800	$ 3,862
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,594
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	5,849
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,204
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,435
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,469
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	10,216	6,955
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1%, tender 2/1/11 (c)(d)	10,600	10,600
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,400	3,503
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	3,976
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,674
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,952
Series 2005 K, 5% 11/1/16	7,195	7,611
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,366
Series 2009 G1:
5.25% 10/1/17	15,275	16,234
5.75% 10/1/30	2,100	2,044
Series 2009 I, 6.125% 11/1/29	1,300	1,331
Series 2010 A, 5.75% 3/1/30	4,100	3,993
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,433
5.75% 11/1/28	5,000	5,263
5% 11/1/14 (FSA Insured)	1,000	1,118
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	2,865	3,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (c)	$ 4,000	$ 4,028
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	650
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,424
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,396
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,976
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,393
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,509
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,007
5.75% 1/15/40	1,600	1,408
5.875% 1/15/27	1,000	945
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	2,000	2,260
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	3,000	3,301
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,282
Series 2010 C, 5.25% 8/1/39	3,700	3,678
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,459
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	14,450
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,601
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,559
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/11 (FSA Insured) (d)	$ 1,740	$ 1,740
5% 1/1/12 (FSA Insured) (d)	1,835	1,884
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,185
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,187
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	635	635
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	3,600	3,835
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,217
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,286
5% 7/1/20	2,000	2,132
5% 7/1/21	1,500	1,581
5% 7/1/22	2,250	2,348
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,537
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,501
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	965	970
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,420	3,574
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,000	4,485
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	767
5.25% 7/1/21	700	766
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,331
6.5% 8/1/27	3,500	3,928
6.5% 8/1/28	2,750	3,068
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,696
5.25% 8/1/26	2,200	2,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.): - continued
Series 2009 B, 5% 8/1/18	$ 7,355	$ 7,646
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,426
5% 5/15/22	2,000	2,093
Series 2009 B, 5% 5/15/12	500	528
San Diego Unified School District Series C:
0% 7/1/46	20,405	1,954
0% 7/1/47	13,000	1,166
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,395	1,448
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,181
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,431
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,813
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,172
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,726
Sulphur Springs Union School District Ctfs. of Prtn. Bonds 0%, tender 3/1/11 (AMBAC Insured) (c)	1,965	1,957
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,720
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	803
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,322
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,730
Series 2009 O, 5.25% 5/15/39	1,900	1,920
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,515
		611,019
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	$ 5,000	$ 4,918
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,076
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,442
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	11,100	6,836
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,209
5% 11/15/12 (Escrowed to Maturity) (e)	120	129
5% 11/15/14	1,105	1,221
5% 11/15/14 (Escrowed to Maturity) (e)	60	68
Series 2006 F:
5% 11/15/13	395	431
5% 11/15/13 (Escrowed to Maturity) (e)	890	989
5% 11/15/14	420	464
5% 11/15/14 (Escrowed to Maturity) (e)	935	1,061
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,031
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	645
5% 7/1/12	675	673
Bonds Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,176
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (e)	2,550	2,708
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,020	6,247
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,405
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,166
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (e)	1,000	1,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,330	$ 1,045
Series 2010 A:
0% 9/1/35	2,000	314
0% 9/1/37	3,000	403
0% 9/1/38	3,760	468
		46,291
Connecticut - 0.7%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,247
Series 2009 1:
5% 2/1/14	10,000	11,034
5% 2/1/15	10,000	11,238
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,083
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,260
		31,862
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,075
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,333
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 4% 8/15/11 (FSA Insured)	1,050	1,064
Series A, 5% 6/1/40	6,700	5,747
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,650
5% 4/1/14	2,000	2,152
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,082
		25,103
Florida - 7.8%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2007 A, 5% 7/1/16 (FGIC Insured)	$ 2,180	$ 2,391
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,292
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,099
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,150
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,482
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/11	2,695	2,791
5% 12/1/12	3,880	4,164
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,823
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,263
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,042
Series A, 5.5% 6/1/38	1,800	1,872
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,921
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,801
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,581
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,800	2,693
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	6,500	6,869
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (e)	5,000	5,640
Series 2005 I:
5% 11/15/17	2,600	2,819
5% 11/15/18	2,000	2,139
Series 2008 B, 6% 11/15/37	12,000	12,509
Series B:
5% 11/15/17	1,050	1,121
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (e)	150	172
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series G:
5% 11/15/12	$ 965	$ 1,024
5% 11/15/12 (Escrowed to Maturity) (e)	35	38
5% 11/15/13	1,545	1,677
5% 11/15/13 (Escrowed to Maturity) (e)	55	61
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	8,750	9,118
Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	10,041
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,887
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (e)	3,600	4,906
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (e)	1,940	2,331
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,060
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	1,997
5% 9/1/22	2,270	2,443
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,656
5% 10/1/14	7,000	7,722
Jacksonville Sales Tax Rev. Series 2008, 4% 10/1/11	2,105	2,156
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,031
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,399
5% 11/15/14	2,485	2,648
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,718
5.25% 6/1/24	3,800	3,858
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	603
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,460
Series 2010 B, 5% 10/1/35 (FSA Insured)	11,825	11,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	$ 4,140	$ 4,317
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,272
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	7,719
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500	2,600
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,319
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,400	1,417
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,896
5% 8/1/15 (AMBAC Insured)	5,990	6,453
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,211
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,298
5.75% 10/1/43	1,850	1,756
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,618
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (e)	3,260	3,571
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,611
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,940
5% 11/1/14 (FSA Insured)	1,825	1,952
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,112
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,727
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Indl. Dev. Auth. Solid Waste Disp. Facility Rev. Bonds (Tampa Elec. Co. Proj.) Series 2010, 1.5%, tender 3/1/11 (c)	$ 8,600	$ 8,600
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,345
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,065
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,487
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,078
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,671
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,555
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,264
5% 10/1/18 (FSA Insured) (d)	10,515	10,834
5% 10/1/19 (FSA Insured) (d)	5,965	6,053
		335,791
Georgia - 3.3%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,144
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,275
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,627
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (c)	8,400	8,363
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	11,967
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	7,015	4,535
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,304
5% 11/1/18	6,000	6,470
5% 11/1/19	3,000	3,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,025	$ 4,025
Series 2005 V:
6.6% 1/1/18 (e)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,796
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,122
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	585
5% 9/15/14	715	746
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	11,758
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	6,800	6,854
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	9,000	9,075
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,307
5.25% 1/1/20	1,625	1,784
Series 2008 D, 5.75% 1/1/19	11,500	12,958
Series 2009 B, 5% 1/1/16	2,500	2,773
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,435
5% 10/1/13	1,450	1,558
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	12,100	7,823
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	10,279
		141,800
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	4,995	5,423
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,197
		9,620
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 2,847
6.75% 11/1/37	2,600	2,758
		5,605
Illinois - 10.8%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,659
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	985
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,548
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	809
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,836
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,306
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,434
Series 2010 F, 5% 12/1/31	20,000	18,744
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,458
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (Pre-Refunded to 1/1/14 @ 100) (e)	640	711
Series 1995 A2:
6% 1/1/11 (AMBAC Insured)	815	815
6% 1/1/11 (AMBAC Insured) (Escrowed to Maturity) (e)	540	540
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	783
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	370
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	183
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	910	1,018
Series 2006 A, 5% 1/1/23	10,975	11,066
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (e)	4,155	4,391
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (d)	$ 7,375	$ 7,375
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,028
Series 2010 D:
5.25% 1/1/18 (d)	750	794
5.25% 1/1/19 (d)	5,125	5,388
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,144
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,862
Series 2010 C:
5% 1/1/22	3,155	3,333
5% 1/1/23	3,400	3,541
5% 1/1/24	2,000	2,059
5.25% 1/1/37	1,600	1,560
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	371
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,302
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,727
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,490
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000	1,014
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,625
Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,729
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11 (Escrowed to Maturity) (e)	3,040	3,097
5% 6/1/12	3,645	3,797
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,154
Series 2008, 5.25% 11/1/33	5,200	4,960
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity) (e)	2,500	2,388
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100	$ 1,140
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	616
Series 2009 D, 5% 11/15/17	3,250	3,504
Series 2010 A, 5.25% 11/15/24	17,925	19,000
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,204
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,034
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,910
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,852
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,217
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (c)(d)	6,320	6,302
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	3,255	3,408
5.5% 5/1/13 (FGIC Insured)	1,000	1,084
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,115
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,314
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	28,900	16,590
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,645
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,404
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,703
5.25% 10/1/14	2,290	2,421
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,780
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	$ 5,000	$ 4,536
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,090
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,019
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,941
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,709
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,354
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	8,936
5% 5/15/19	3,940	4,143
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,055
6.25% 5/1/21	6,395	6,448
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	823
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,178
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,406
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	4,844
Bonds:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,121
(DePaul Univ. Proj.) Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (c)	3,330	3,346
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,936
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,029
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,362
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (e)	1,000	1,060
5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (e)	1,000	1,053
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2007 B, 5% 1/1/15	$ 1,150	$ 1,209
Series 2010:
2% 1/1/11	25,300	25,300
5% 1/1/21 (FSA Insured)	10,000	9,915
Illinois Health Facilities Auth. Rev. (Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,630
Illinois Sales Tax Rev. Series 2010:
5% 6/15/15	1,200	1,316
5% 6/15/16	10,000	11,013
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (e)	2,300	2,663
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (e)	31,840	36,872
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,030
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (e)	1,500	1,708
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,105
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,204
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (e)	860	774
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,909
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,064
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,270
0% 12/1/14 (FSA Insured)	5,180	4,674
0% 12/1/15 (FSA Insured)	3,810	3,287
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,570
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,272
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (e)	$ 7,780	$ 7,756
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	2,763
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,452
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	846
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,745
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,009
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,283
Series 2010 B1, 0% 6/15/44	14,600	1,601
Series A, 0% 6/15/14 (Escrowed to Maturity) (e)	5,945	5,599
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	519
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,313
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,082
5% 10/1/19	1,475	1,543
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,327
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,778
0% 4/1/14	3,500	3,249
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,529
0% 11/1/16 (FSA Insured)	4,000	3,274
0% 11/1/17 (FSA Insured)	1,300	992
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	888
		461,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.9%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	$ 1,065	$ 1,082
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,247
5% 1/10/14 (FSA Insured)	1,180	1,302
5% 7/10/14 (FSA Insured)	1,215	1,348
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,476
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,010
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,031
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,350
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,862
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,370
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,890
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,148
5.25% 7/15/16 (FSA Insured)	2,095	2,408
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	12,936
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(d)	1,650	1,734
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,212
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,428
5% 12/1/17	855	927
Series 2010 A, 5% 2/1/17	3,700	4,245
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	$ 2,750	$ 2,898
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,128
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,416
0% 12/1/17 (AMBAC Insured)	1,470	1,158
0% 6/1/18 (AMBAC Insured)	1,740	1,324
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,164
Indianapolis Thermal Energy Sys.:
Series 2001 A, 5.5% 10/1/16 (Pre-Refunded to 10/1/11 @ 101) (e)	5,000	5,240
Series 2010 B:
5% 10/1/20	8,310	8,926
5% 10/1/21	5,500	5,857
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (e)	1,090	1,168
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,299
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,222
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (e)	1,530	1,764
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (e)	1,310	1,510
Rockport Poll. Cont. Rev. Bonds:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	2,000	2,020
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,822
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,460
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,749
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,898
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,036
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,635
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,295	$ 2,404
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,046
		125,291
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,823
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (e)	4,800	4,871
		6,694
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	309
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,132
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,088
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (e)	1,000	1,088
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,050
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (e)	14,675	14,822
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,566
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,413
		27,468
Kentucky - 1.3%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,449
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,393
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	$ 7,500	$ 7,727
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,153
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	12,680	12,784
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,361
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,821
		54,704
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,040
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (e)	2,700	2,770
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,307
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,101
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,263
5% 7/1/15	2,740	2,940
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,766
0% 9/1/13 (AMBAC Insured)	1,400	1,269
		20,456
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,405
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,115
6% 7/1/38	1,800	1,922
		8,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.5%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	$ 4,000	$ 4,533
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 4% 7/1/11 (AMBAC Insured)	1,000	1,013
Series 2008 F:
4% 7/1/11	2,000	2,027
5% 7/1/12	1,000	1,051
5% 7/1/17	1,190	1,298
5% 7/1/18	2,500	2,696
Series 2010, 5.125% 7/1/39	3,600	3,472
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,980	2,102
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,823
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	587
5% 4/1/16	1,665	1,888
		23,490
Massachusetts - 3.0%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	2,841
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,137
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	570	579
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	737
5% 1/1/13	750	790
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,004
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(d)	3,000	3,222
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,016
5.75% 6/15/13	3,000	3,012
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (e)	11,400	12,236
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,156
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	$ 1,800	$ 1,986
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,550
Series 2004 B, 5.25% 8/1/22	10,000	11,357
Series 2007 B, 5% 11/1/15	7,000	7,999
Series 2007 C:
5.25% 8/1/22	3,300	3,651
5.25% 8/1/23	1,600	1,756
5.25% 8/1/24	4,000	4,359
Series A, 5.25% 8/1/22	8,190	9,302
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	1,858
Series 2008 E2:
5% 7/1/11	3,000	3,048
5% 7/1/12	2,075	2,156
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,046
5% 7/1/21	4,700	4,970
Bonds:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,300	1,325
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,215
5%, tender 7/1/15 (c)	7,000	7,686
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,800	1,862
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,900	2,989
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	992
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	967
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	3,770
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,500
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,570	$ 2,578
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		127,677
Michigan - 2.2%
Big Rapids Pub. School District Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,011
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,199
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (e)	1,000	1,103
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,395
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,018
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,527
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,229
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,754
Series 2006 D, 0.794% 7/1/32 (c)	5,540	3,890
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,770
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	5,824
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,342
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,416
5% 12/1/15	665	737
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,768
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,547
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,730
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I: - continued
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (e)	$ 160	$ 166
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,704
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,024
5.5% 3/1/17	1,885	1,921
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,015
Series 2008 A:
5% 5/15/11	1,100	1,114
5% 5/15/12	1,250	1,310
5% 5/15/13	1,500	1,609
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,968
(Trinity Health Sys. Proj.):
Series 2006 A, 5% 12/1/26	1,200	1,190
Series 2008 A, 6.5% 12/1/33	5,500	5,802
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	10,000	10,324
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,500	1,513
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,297
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	1,025	1,126
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,087
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,963
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,229
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,042
4% 1/1/14	1,100	1,157
5% 1/1/15	1,585	1,730
		92,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	$ 575	$ 573
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (d)	1,000	1,063
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,312
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,376
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	5,789
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,455
5% 1/1/20	4,500	4,819
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	409
5% 5/15/13	395	408
5% 5/15/14	250	259
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,365	1,398
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,648
5.5% 7/1/18	1,400	1,518
		29,027
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(d)	1,275	1,279
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,365
5% 8/15/13	1,500	1,583
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,320
		5,547
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	$ 1,000	$ 1,079
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,070
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,057
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	389
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (e)	1,945	2,111
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	2,425	2,188
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	2,370	2,379
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (d)	1,500	1,614
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,973
		14,901
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	7,400	6,991
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,673
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,461
		5,134
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,542
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,117
Series 2008 E, 5% 7/1/11	5,000	5,095
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District: - continued
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	$ 1,000	$ 1,067
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,449
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,064
5% 7/1/14	1,000	1,063
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,453
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,516
		26,671
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	604
New Jersey - 2.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,775
Series 2005 B, 5% 2/15/13	2,210	2,277
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,601
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,034
5.25% 6/15/21	4,500	4,748
5.25% 6/15/22	10,585	11,047
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(d)	8,000	8,001
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,648
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (Escrowed to Maturity) (e)	1,385	1,414
Series 2005 O:
5.25% 3/1/15	3,000	3,326
5.25% 3/1/21	6,500	6,765
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,200	$ 1,249
5.25% 3/1/23	1,500	1,550
5.25% 3/1/24	5,550	5,712
5.25% 3/1/25	4,200	4,312
5.25% 3/1/26	4,700	4,805
Series 2008 Y:
5% 9/1/11	1,000	1,030
5% 9/1/12	2,545	2,726
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,204
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	3,735	4,249
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (e)	6,420	7,290
New Jersey Trans. Trust Fund Auth. Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,321
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,023
		90,107
New Mexico - 1.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	27,960
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,323
4% 9/1/16	3,000	3,185
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,088
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,253
		41,809
New York - 14.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,175
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,970
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured)	$ 1,070	$ 1,064
5.75% 7/1/40	1,000	948
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,130
5.75% 5/1/22	2,240	2,324
Series 2004:
5.75% 5/1/17	2,895	3,191
5.75% 5/1/19 (FSA Insured)	5,590	6,043
5.75% 5/1/22 (FSA Insured)	8,525	9,072
5.75% 5/1/25 (FSA Insured)	1,715	1,802
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5% 6/1/11	1,075	1,093
Series 2008 A, 6% 5/1/33	6,000	6,408
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,057
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,646
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,013
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (e)	600	630
Series 2002 C, 5.5% 8/1/13	2,000	2,175
Series 2005 F1, 5.25% 9/1/14	3,600	4,037
Series 2005 G, 5% 8/1/14	6,500	7,219
Series 2005 J, 5% 3/1/12	3,020	3,171
Series 2005 K, 5% 8/1/11	3,295	3,381
Series 2008 E, 5% 8/1/13	11,760	12,851
Series 2010 C, 5% 8/1/14	10,000	11,106
Series 2010 E, 5% 8/1/16	11,210	12,659
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series FF 2, 5.5% 6/15/40	800	829
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	4,901
Series 2009 S2, 6% 7/15/38	7,000	7,659
Series 2009 S3, 5.25% 1/15/34	20,000	20,287
Series 2009 S4, 5.75% 1/15/39	6,400	6,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	$ 9,240	$ 9,574
6% 11/1/28 (a)	40,925	42,562
Series 2003 B, 5.25% 2/1/29 (a)	3,800	3,812
Series 2010 B, 5% 11/1/20	37,195	41,337
Series 2010 D:
5% 11/1/15	1,475	1,679
5% 11/1/16	9,410	10,814
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,780
Series 2009 A:
5% 3/15/17	9,975	11,385
5% 3/15/19	11,040	12,539
Series 2009 D, 5% 6/15/13	28,070	30,767
Series 2010 A:
5% 2/15/19	1,000	1,135
5% 2/15/20	3,000	3,381
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	7,705	8,141
Series A:
5.75% 7/1/13	2,720	2,874
5.75% 7/1/13 (AMBAC Insured)	875	925
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/11	2,720	2,733
5% 2/15/12	6,855	7,167
5% 2/15/13	6,545	7,042
5% 8/15/13	7,390	8,082
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,396
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	905
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,777
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,134
Series 2009 A:
5% 7/1/20	5,000	5,470
5% 7/1/21	12,335	13,326
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	$ 4,280	$ 4,716
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,222
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,769
Series 2005 C, 5.25% 11/15/14	1,000	1,114
Series 2008 C, 6.5% 11/15/28	11,300	12,576
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(d)	28,100	28,065
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,211
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,166
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,713
5% 4/1/14	1,500	1,663
Series 2010 A, 5% 4/1/23	8,195	8,777
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,802
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,068
Series 2008 D, 5% 1/1/13	9,500	10,170
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(d)	3,000	3,056
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	6,700	7,110
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,303
5.25% 6/1/22 (AMBAC Insured)	9,450	9,864
5.5% 6/1/14	1,215	1,219
5.5% 6/1/15	5,780	5,798
5.5% 6/1/16	20,000	20,060
5.5% 6/1/17	1,900	1,929
5.5% 6/1/19	1,000	1,074
Series 2003B 1C:
5.5% 6/1/14	3,505	3,516
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/15	$ 4,900	$ 4,916
5.5% 6/1/16	1,600	1,627
5.5% 6/1/17	7,950	8,071
5.5% 6/1/18	17,165	17,986
5.5% 6/1/19	4,700	5,049
5.5% 6/1/20	800	851
5.5% 6/1/22	600	634
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,057
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (e)	9,100	10,313
		624,629
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,217
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,100	4,299
		5,516
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,731
5.25% 6/1/20 (AMBAC Insured)	1,520	1,618
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,556
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,237
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,373
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,537
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,725	1,725
Series 2009 B:
5% 1/1/15	1,250	1,361
5% 1/1/16	3,000	3,283
5% 1/1/20	2,110	2,196
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,551
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,384
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	$ 6,000	$ 6,370
5% 6/1/22	4,000	4,211
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,659
		34,792
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,792
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,031
5% 7/1/14	1,000	1,054
		5,877
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,728
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,351
6% 6/1/42	1,500	1,022
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,500
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (e)	2,000	2,053
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,109
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	600	605
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,380	3,472
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,308
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,314
5% 10/1/22	2,000	2,111
5% 10/1/23	3,000	3,143
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	$ 3,475	$ 4,000
Series 2010 B, 4% 9/15/15	2,830	3,098
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,833
5% 8/1/16	3,480	3,996
Series 2010 B, 5% 8/1/15	15,775	17,936
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,081
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	4,922
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,866
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.):
Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,291
Series 2010 C, 2.25%, tender 4/1/11 (c)	4,000	4,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(d)	15,000	15,978
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	26
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	975	1,041
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	500	505
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,256
5.75% 12/1/35	5,200	5,026
		111,571
Oklahoma - 1.1%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	995
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,126
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,355	7,512
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,165	$ 2,326
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,655
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,341
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,589
5% 8/15/13	1,260	1,373
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,344
5% 1/1/22 (FSA Insured)	12,455	13,397
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,465
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,446
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,087
5% 12/15/14	850	934
		47,590
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,780
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,630
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,210	1,235
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,690
Series 2008 B:
5% 6/15/11	1,800	1,836
5% 6/15/12	2,000	2,096
5% 6/15/13	2,000	2,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	$ 1,300	$ 1,381
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,142
5% 12/15/13	1,155	1,182
Series 2006 B, 5% 12/15/13	3,115	3,187
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	175	181
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (e)	380	406
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,876
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,527
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,926
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,614
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,293
Series 2009 A, 5% 6/1/17	2,925	3,137
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,318
6.5% 11/1/16 (d)	1,100	1,123
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (e)	1,745	2,038
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,274
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22 (Pre-Refunded to 1/15/11 @ 101) (e)	4,000	4,046
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,038
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,574
Series 2008 B1, 5.5% 6/1/33	8,500	8,541
Series 2009 B, 5% 12/1/16	12,500	14,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	$ 1,725	$ 1,791
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,106
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,029
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,779
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,479
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	714
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,120
Series 2010 C:
5% 9/1/20	14,000	14,677
5% 9/1/21	6,000	6,223
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,316
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,031
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,000
Series 2010 A:
5% 9/1/19 (Assured Guaranty Corp. Insured)	1,500	1,657
5% 9/1/20 (Assured Guaranty Corp. Insured)	1,000	1,093
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,513
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,836
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,452
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,248
		153,729
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,279
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	$ 2,000	$ 2,161
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	651
		2,812
South Carolina - 0.6%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,797
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,405
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,581
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,507
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	790
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,153
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,054
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,038
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,438
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,458
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,235
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,464
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,787
		23,707
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	407
5.25% 11/1/18	1,000	1,078
		1,485
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/11	$ 3,270	$ 3,378
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,407
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,344
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,311
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,809
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,877
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,175
Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,272
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,740
4.75% 7/1/15	3,560	3,917
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,612
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,503
		45,345
Texas - 11.0%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,869
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,366
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	825
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,840
6% 1/1/18	1,000	1,029
6% 1/1/19	1,335	1,355
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,613
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	$ 5,645	$ 5,463
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,487
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,602
5% 11/15/17	1,375	1,565
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,120
5.25% 2/15/42	6,000	6,122
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,372
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,118
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	185
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,190	1,264
5.375% 5/1/16 (FSA Insured)	185	194
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e)	1,240	1,317
5.375% 5/1/17 (FSA Insured)	195	204
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,112
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,312
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	2,630	2,772
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,083
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,537
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,793
5% 8/15/13	9,575	10,129
Clint Independent School District Series 2003:
5.5% 8/15/18	190	200
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (e)	810	873
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,500	1,588
Series A, 0% 2/15/16	3,640	3,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008:
5.25% 12/1/43	$ 2,555	$ 2,547
5.25% 12/1/48	19,160	18,941
5.25% 12/1/38	6,700	6,713
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,603
5% 11/1/16	3,000	3,381
5% 11/1/21	1,500	1,574
Series 2009, 5% 11/1/19	1,000	1,104
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,060
Series 2008, 6.375% 2/15/34	1,300	1,476
Dallas Wtrwks. & Swr. Sys. Rev. Series 2010, 5% 10/1/39	15,750	15,809
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,355
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,692
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,574
Series 2009:
5% 2/15/17	1,220	1,409
5% 2/15/22	8,920	9,667
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,010
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,617
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,054
Garland Independent School District Series 2001, 5.5% 2/15/12	35	35
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,241
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,936
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.):
Series 2009, 5% 10/1/19	1,260	1,325
Series 2010, 5% 10/1/29	1,500	1,468
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
(Road Proj.) Series 2008 B, 5% 8/15/17	$ 2,000	$ 2,281
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,998
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,623
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (e)	1,000	1,056
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (e)	1,140	1,204
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (d)	3,300	3,308
Series A, 5.5% 7/1/39	6,000	6,133
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,615
0% 8/15/15	2,000	1,801
Houston Util. Sys. Rev.:
Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	7,200	7,306
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,821
Houston Wtr. & Swr. Sys. Rev. Series C, 0% 12/1/11 (AMBAC Insured)	8,250	8,199
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,098
0% 2/15/17	1,400	1,171
Series 2009, 4% 2/15/14	410	440
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,024
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,170
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	909
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,565
0% 8/15/17	1,020	832
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,469
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,603
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Longview Independent School District 5% 2/15/20	$ 1,000	$ 1,113
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,655
Series 2010:
5% 5/15/14	6,000	6,607
5% 5/15/15	2,475	2,758
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21	2,405	2,538
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,041
Mansfield Independent School District:
5.5% 2/15/13	230	231
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,345	1,353
5.5% 2/15/14	330	332
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (e)	1,950	1,961
5.5% 2/15/15	25	26
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (e)	3,415	3,606
5.5% 2/15/18	145	146
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (e)	855	860
5.5% 2/15/19	370	371
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	2,160	2,173
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (c)	7,000	7,069
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,018
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	540
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,681
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,551
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	997
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,262
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (e)	1,135	1,139
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (e)	$ 2,520	$ 2,871
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,100	1,238
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,365
Northside Independent School District:
Bonds Series 2009, 2.1%, tender 6/1/11 (c)	7,000	7,031
Series 2001:
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,220	1,227
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,090	1,096
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (e)	530	533
Series A:
5.25% 2/15/17	725	753
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	2,250	2,370
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	1,000	1,006
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,253
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,642
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,703
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,071
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	3,886
Series 2002:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,025	1,081
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (e)	1,345	1,418
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Round Rock Independent School District Series 2002: - continued
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	$ 1,050	$ 1,128
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,308
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (e)	295	296
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,629
Series 2006 A, 5% 2/1/22	2,035	2,178
Series 2008, 5% 2/1/22	2,100	2,278
5.375% 2/1/17	3,140	3,273
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	355	374
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,879
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,035
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,617
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (e)	3,650	4,152
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,376
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,130
Series 2009:
5% 10/1/19	3,045	3,415
5% 10/1/20	2,180	2,410
Series 2010, 5% 10/1/35	1,300	1,269
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (e)	1,635	1,641
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (e)	1,065	1,069
5.375% 2/1/18 (Pre-Refunded to 2/1/11 @ 100) (e)	480	482
Series 2008, 5.25% 2/1/38	1,600	1,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	$ 1,175	$ 1,287
5% 11/15/14	2,005	2,216
5% 11/15/15	1,880	2,087
5.75% 11/15/24	4,700	4,951
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,466
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,955
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,217
0% 10/1/13	8,900	8,485
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,845
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	5,981
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,430
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,104
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	9,801
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2009, 5%, tender 2/15/11 (c)	4,900	4,916
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	3,400	3,695
Texas Wtr. Dev. Board Rev.:
Series 1999 B, 5.625% 7/15/21	930	932
Series 2008 B, 5.25% 7/15/23	1,000	1,087
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Pre-Refunded to 3/1/11 @ 100) (e)	2,280	2,299
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,852
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,139
Waller Independent School District:
5.5% 2/15/26	3,220	3,475
5.5% 2/15/33	4,160	4,344
5.5% 2/15/37	4,820	4,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waxahachie Independent School District Series 1997, 0% 8/15/14	$ 1,460	$ 1,366
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,278
Williamson County Gen. Oblig. 5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	35	35
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	683
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,096
Series 2005, 5% 8/15/23	1,745	1,856
		468,796
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,510
5% 8/15/18	2,500	2,721
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,131
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,321
		17,683
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,208
6.125% 12/1/27 (AMBAC Insured)	2,800	2,836
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,051
5% 12/1/14 (FSA Insured)	1,200	1,286
5% 12/1/15 (FSA Insured)	1,000	1,075
		7,456
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,468
5% 10/1/14	3,000	3,233
		6,701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.8%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(d)	$ 7,500	$ 7,459
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (d)	2,750	2,750
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,249
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	12,958
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	5,000	5,103
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,622
		33,141
Washington - 2.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,491
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,249
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,041
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,072
Clark County Pub. Util. District #1 Elec. Rev. Series 2002 B, 5.25% 1/1/11 (FSA Insured)	1,715	1,715
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,149
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,270
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	152
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (e)	1,855	2,007
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,072
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009, 5% 12/1/18	$ 8,690	$ 9,885
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	12,783
Series 2009, 5.25% 1/1/42	1,900	1,905
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,410
5% 12/1/19	1,385	1,546
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,086
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,071
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,338
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,632
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,989
Series 2001 C, 5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (e)	3,000	3,000
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,514
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,709
5% 8/15/16	2,500	2,708
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,121
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,168
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	$ 3,000	$ 3,009
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,929
		90,352
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	959
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,587
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,363
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,084
		6,993
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (e)	1,195	1,248
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	1,300	1,401
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	62
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (e)	970	1,013
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (e)	1,000	1,016
Series 2008 D, 5.5% 5/1/26	1,100	1,195
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,611
5.75% 7/1/30	2,000	1,936
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,052
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	875
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (e)	$ 1,760	$ 1,879
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,070
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (e)	1,000	1,070
Series 2003 A, 5.5% 8/15/14	1,775	1,867
Series 2006 A, 5% 8/15/12	4,795	4,919
		22,214
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,179
TOTAL MUNICIPAL BONDS (Cost $4,136,532)		4,204,667
Municipal Notes - 0.4%

Florida - 0.3%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	10,600	10,976
Pennsylvania - 0.1%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (Pennsylvania Elec. Co. Proj.) 2.25% tender 4/1/11, CP mode	6,000	6,028
TOTAL MUNICIPAL NOTES (Cost $16,600)		17,004
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $4,153,132)		4,221,671
NET OTHER ASSETS (LIABILITIES) - 1.3%		55,464
NET ASSETS - 100%		$ 4,277,135
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 52
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.9%
Health Care	15.0%
Special Tax	12.0%
Electric Utilities	11.4%
Escrowed/Pre-Refunded	7.8%
Transportation	7.3%
Others * (Individually Less Than 5%)	11.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,153,132)		$ 4,221,671
Cash		17,431
Receivable for fund shares sold		10,998
Interest receivable		55,070
Distributions receivable from Fidelity Central Funds		1
Prepaid expenses		13
Other receivables		15
Total assets		4,305,199

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 13,227
Payable for fund shares redeemed	8,896
Distributions payable	3,916
Accrued management fee	1,113
Distribution and service plan fees payable	83
Other affiliated payables	775
Other payables and accrued expenses	54
Total liabilities		28,064

Net Assets		$ 4,277,135
Net Assets consist of:
Paid in capital		$ 4,203,680
Undistributed net investment income		125
Accumulated undistributed net realized gain (loss) on investments		4,791
Net unrealized appreciation (depreciation) on investments		68,539
Net Assets		$ 4,277,135

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($112,527 ÷ 11,216 shares)	$ 10.03

Maximum offering price per share (100/96.00 of $10.03)	$ 10.45
Class T: Net Asset Value and redemption price per share ($13,225 ÷ 1,319 shares)	$ 10.03

Maximum offering price per share (100/96.00 of $10.03)	$ 10.45
Class B: Net Asset Value and offering price per share ($3,650 ÷ 364 shares)A	$ 10.03

Class C: Net Asset Value and offering price per share ($63,546 ÷ 6,332 shares)A	$ 10.04

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,806,752 ÷ 379,664 shares)	$ 10.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($277,435 ÷ 27,632 shares)	$ 10.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2010

Investment Income
Interest		$ 183,889
Income from Fidelity Central Funds		52
Total income		183,941

Expenses
Management fee	$ 14,078
Transfer agent fees	4,512
Distribution and service plan fees	946
Accounting fees and expenses	654
Custodian fees and expenses	69
Independent trustees' compensation	18
Registration fees	263
Audit	62
Legal	19
Miscellaneous	55
Total expenses before reductions	20,676
Expense reductions	(247)	20,429
Net investment income		163,512
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29,817
Change in net unrealized appreciation (depreciation) on investment securities		(55,348)
Net gain (loss)		(25,531)
Net increase (decrease) in net assets resulting from operations		$ 137,981

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 163,512	$ 134,398
Net realized gain (loss)	29,817	(1,927)
Change in net unrealized appreciation (depreciation)	(55,348)	169,227
Net increase (decrease) in net assets resulting from operations	137,981	301,698
Distributions to shareholders from net investment income	(163,474)	(134,341)
Distributions to shareholders from net realized gain	(18,404)	-
Total distributions	(181,878)	(134,341)
Share transactions - net increase (decrease)	(282,578)	1,420,712
Redemption fees	77	119
Total increase (decrease) in net assets	(326,398)	1,588,188

Net Assets
Beginning of period	4,603,533	3,015,345
End of period (including undistributed net investment income of $125 and undistributed net investment income of $248, respectively)	$ 4,277,135	$ 4,603,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income C	.318	.325	.344	.357	.365
Net realized and unrealized gain (loss)	(.088)	.482	(.277)	.005	.003
Total from investment operations	.230	.807	.067	.362	.368
Distributions from net investment income	(.317)	(.327)	(.346)	(.357)	(.365)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.360)	(.327)	(.348)	(.372)	(.368)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return A, B	2.25%	8.43%	.69%	3.71%	3.77%
Ratios to Average Net Assets D, F
Expenses before reductions	.68%	.71%	.68%	.68%	.63%
Expenses net of fee waivers, if any	.68%	.71%	.68%	.68%	.63%
Expenses net of all reductions	.68%	.71%	.61%	.61%	.50%
Net investment income	3.09%	3.25%	3.55%	3.61%	3.71%
Supplemental Data
Net assets, end of period (in millions)	$ 113	$ 106	$ 43	$ 6	$ 2
Portfolio turnover rate E	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income C	.320	.328	.347	.355	.358
Net realized and unrealized gain (loss)	(.087)	.481	(.279)	.006	.004
Total from investment operations	.233	.809	.068	.361	.362
Distributions from net investment income	(.320)	(.329)	(.347)	(.356)	(.359)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.363)	(.329)	(.349)	(.371)	(.362)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return A, B	2.28%	8.46%	.70%	3.70%	3.71%
Ratios to Average Net Assets D, F
Expenses before reductions	.66%	.69%	.68%	.68%	.68%
Expenses net of fee waivers, if any	.66%	.69%	.68%	.68%	.68%
Expenses net of all reductions	.65%	.68%	.63%	.63%	.59%
Net investment income	3.11%	3.28%	3.53%	3.59%	3.62%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 12	$ 9	$ 5	$ 4
Portfolio turnover rate E	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income C	.252	.261	.278	.289	.294
Net realized and unrealized gain (loss)	(.087)	.481	(.278)	.003	.002
Total from investment operations	.165	.742	-	.292	.296
Distributions from net investment income	(.252)	(.262)	(.279)	(.287)	(.293)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.295)	(.262)	(.281)	(.302)	(.296)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Total Return A, B	1.60%	7.73%	0.00% H	2.99%	3.02%
Ratios to Average Net Assets D, F
Expenses before reductions	1.32%	1.35%	1.37%	1.37%	1.35%
Expenses net of fee waivers, if any	1.32%	1.35%	1.37%	1.37%	1.35%
Expenses net of all reductions	1.31%	1.35%	1.31%	1.30%	1.25%
Net investment income	2.46%	2.61%	2.85%	2.92%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,650	$ 3,261	$ 1,403	$ 546	$ 304
Portfolio turnover rate E	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Income from Investment Operations
Net investment income C	.240	.252	.271	.283	.285
Net realized and unrealized gain (loss)	(.078)	.480	(.290)	.004	.012
Total from investment operations	.162	.732	(.019)	.287	.297
Distributions from net investment income	(.239)	(.252)	(.270)	(.282)	(.284)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.282)	(.252)	(.272)	(.297)	(.287)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98
Total Return A, B	1.58%	7.63%	(.18)%	2.93%	3.03%
Ratios to Average Net Assets D, F
Expenses before reductions	1.44%	1.45%	1.45%	1.42%	1.43%
Expenses net of fee waivers, if any	1.44%	1.45%	1.45%	1.42%	1.43%
Expenses net of all reductions	1.44%	1.45%	1.39%	1.35%	1.34%
Net investment income	2.33%	2.52%	2.78%	2.87%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 64	$ 49	$ 15	$ 3	$ 1
Portfolio turnover rate E	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Income from Investment Operations
Net investment income B	.347	.355	.372	.381	.385
Net realized and unrealized gain (loss)	(.077)	.472	(.278)	.006	.002
Total from investment operations	.270	.827	.094	.387	.387
Distributions from net investment income	(.347)	(.357)	(.373)	(.382)	(.384)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.390)	(.357)	(.375)	(.397)	(.387)
Redemption fees added to paid in capital B	- F	- F	.001	- F	- F
Net asset value, end of period	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97
Total Return A	2.65%	8.65%	.96%	3.97%	3.97%
Ratios to Average Net Assets C, E
Expenses before reductions	.39%	.41%	.42%	.42%	.43%
Expenses net of fee waivers, if any	.39%	.41%	.42%	.42%	.43%
Expenses net of all reductions	.39%	.41%	.38%	.37%	.34%
Net investment income	3.38%	3.55%	3.79%	3.85%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 3,807	$ 3,775	$ 2,694	$ 2,013	$ 2,026
Portfolio turnover rate D	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Income from Investment Operations
Net investment income B	.341	.351	.369	.378	.382
Net realized and unrealized gain (loss)	(.087)	.481	(.276)	.006	.014
Total from investment operations	.254	.832	.093	.384	.396
Distributions from net investment income	(.341)	(.352)	(.372)	(.379)	(.383)
Distributions from net realized gain	(.043)	-	(.002)	(.015)	(.003)
Total distributions	(.384)	(.352)	(.374)	(.394)	(.386)
Redemption fees added to paid in capital B	- F	- F	.001	- F	- F
Net asset value, end of period	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98
Total Return A	2.49%	8.69%	.96%	3.95%	4.06%
Ratios to Average Net Assets C, E
Expenses before reductions	.46%	.47%	.43%	.44%	.49%
Expenses net of fee waivers, if any	.46%	.47%	.43%	.44%	.49%
Expenses net of all reductions	.46%	.46%	.36%	.39%	.36%
Net investment income	3.31%	3.50%	3.80%	3.83%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 277	$ 660	$ 253	$ 54	$ 27
Portfolio turnover rate D	18%	5%	8%	18%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, deferred trustees compensation and losses deferred due to future transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 106,284,755
Gross unrealized depreciation	(37,664,047)
Net unrealized appreciation (depreciation)	$ 68,620,708
Tax Cost	$ 4,153,050,504

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 44,016
Undistributed long-term capital gain	$ 4,791,027
Net unrealized appreciation (depreciation)	$ 68,620,708

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Tax-exempt Income	$ 163,473,906	$ 134,341,169
Long-term Capital Gains	18,403,510	-
Total	$ 181,877,416	$ 134,341,169

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $837,262,862 and $969,393,985, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .29% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 286,490	$ 19,977
Class T	-%	.25%	32,916	-
Class B	.65%	.25%	32,924	23,779
Class C	.75%	.25%	593,788	301,634
			$ 946,118	$ 345,390

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 62,650
Class T	4,969
Class B *	9,119
Class C *	32,690
$ 109,428

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 135,827.12
Class T	12,876.10
Class B	3,851.11
Class C	76,952.13
Intermediate Municipal Income	3,299,764.08
Institutional Class	983,089.15
	$ 4,512,359

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,138 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $68,192 and $178,498, respectively.

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Class A	$ 3,539,149	$ 2,491,956
Class T	408,525	366,253
Class B	89,521	68,139
Class C	1,378,418	782,050
Intermediate Municipal Income	136,526,583	115,997,749
Institutional Class	21,531,710	14,635,022
Total	$ 163,473,906	$ 134,341,169
From net realized gain
Class A	$ 483,028	$ -
Class T	56,228	-
Class B	16,203	-
Class C	271,968	-
Intermediate Municipal Income	16,415,412	-
Institutional Class	1,160,671	-
Total	$ 18,403,510	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class A
Shares sold	4,846,781	8,099,526	$ 49,807,582	$ 81,130,573
Reinvestment of distributions	274,436	182,288	2,809,319	1,830,974
Shares redeemed	(4,315,029)	(2,349,668)	(44,153,417)	(23,608,841)
Net increase (decrease)	806,188	5,932,146	$ 8,463,484	$ 59,352,706
Class T
Shares sold	491,092	484,465	$ 5,033,639	$ 4,826,668
Reinvestment of distributions	34,442	27,497	352,538	275,473
Shares redeemed	(340,700)	(295,668)	(3,496,080)	(2,970,099)
Net increase (decrease)	184,834	216,294	$ 1,890,097	$ 2,132,042
Class B
Shares sold	114,494	227,416	$ 1,178,099	$ 2,268,300
Reinvestment of distributions	5,709	3,242	58,390	32,546
Shares redeemed	(77,313)	(54,719)	(789,462)	(550,656)
Net increase (decrease)	42,890	175,939	$ 447,027	$ 1,750,190

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class C
Shares sold	2,729,259	3,787,098	$ 28,056,145	$ 37,982,193
Reinvestment of distributions	107,109	44,152	1,096,040	444,253
Shares redeemed	(1,290,375)	(623,933)	(13,218,665)	(6,247,315)
Net increase (decrease)	1,545,993	3,207,317	$ 15,933,520	$ 32,179,131
Intermediate Municipal Income
Shares sold	127,499,959	184,098,343	$ 1,308,373,053	$ 1,841,939,859
Reinvestment of distributions	10,991,606	8,388,027	112,543,547	84,106,940
Shares redeemed	(130,551,996)	(99,153,418)	(1,334,296,688)	(990,733,666)
Net increase (decrease)	7,939,569	93,332,952	$ 86,619,912	$ 935,313,133
Institutional Class
Shares sold	38,492,016	51,268,566	$ 394,494,337	$ 514,856,932
Reinvestment of distributions	1,518,504	996,959	15,604,907	10,043,690
Shares redeemed	(77,239,218)	(13,500,147)	(806,030,718)	(134,915,037)
Net increase (decrease)	(37,228,698)	38,765,378	$ (395,931,474)	$ 389,985,585

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	02/07/2011	02/04/2011	$0.00	$0.012

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2010, $27,039,759 or, if subsequently determinded to be different, the net capital gain of such year.

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 3.91% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class C ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked below the median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIMI-UANN-0211
1.820143.105

Fidelity®
Strategic Income
Fund

Annual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Strategic Income Fund	9.93%	7.92%	8.61%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Income Fund on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Fixed-income markets achieved solid gains for the year ending Decem-ber 31, 2010, despite bouts of volatility in the world's still-fragile credit markets due to concern about European debt woes. With ultra-low interest rates bolstering nearly all fixed-income securities for most of the year, asset classes with higher yields and more credit risk generally fared better than high-quality bonds backed by the federal government. Accordingly, The BofA Merrill LynchSM US High Yield Constrained Index gained 15.07%, while the Barclays Capital® U.S. Government Bond Index rose 5.52%. Foreign bonds showed mixed results during the period, with a sizable disparity between the gains of major developed markets and emerging-markets fixed-income securities. Concerns about sovereign debt hampered not only European equities, but also fixed-income securities in that region, and the Citigroup® Non-U.S. Group of 7 Index - which measures the performance of sovereign debt of the major global economies outside the U.S. - returned only 3.97% for the year. Conversely, the rising overall credit quality of emerging-markets debt issuers provided support for this asset class, helping the JPMorgan Emerging Markets Bond Index Global (EMBI Global) advance 12.04%. Returns across the nearly 40 individual country components of the EMBI Global index were predominantly positive for the period.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of Fidelity® Strategic Income Fund: During the year, the fund rose 9.93%, performing roughly in line with the 10.10% return of the Fidelity Strategic Income Composite Index. Asset allocation and security selection each provided a meaningful contribution to overall results. From a subportfolio standpoint, the high-yield debt sleeve produced the largest absolute return, but fell just short of its index, nicking overall results. Adverse security selection in publishing/printing and holding some uninvested cash played a big role in the sleeve's marginal underperformance. Elsewhere, the U.S. government bond sub posted a mid-single-digit return, benefiting mostly from superior security selection among Treasuries. The fund's emerging-markets debt category produced a double-digit gain and was the biggest contributor to relative performance. A significant overweighting in Argentina proved rewarding here, as did larger-than-benchmark positions in Ukraine and Venezuela. The developed-markets debt sleeve delivered the smallest absolute result, but still outpaced its benchmark due to successful yield-curve positioning and credit exposure. Unfortunately, currency fluctuations slightly dampened returns in this category. Lastly, excess return from the floating-rate central fund further aided performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Actual	.70%	$ 1,000.00	$ 1,068.40	$ 3.65
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.68	$ 3.57

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of December 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.7	17.6
German Federal Republic	3.6	2.0
Fannie Mae	3.0	3.2
Japan Government	2.4	2.3
Canadian Government	2.2	2.2
	27.9
Top Five Market Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	8.8	8.7
Telecommunication Services	8.4	8.1
Financials	7.7	7.0
Energy	6.3	5.5
Industrials	4.6	3.9
Quality Diversification (% of fund's net assets) as of December 31, 2010
As of December 31, 2010	As of June 30, 2010
U.S. Government and U.S. Government Agency Obligations† 26.1%	U.S. Government and U.S. Government Agency Obligations† 27.4%
AAA,AA,A 14.0%	AAA,AA,A 12.7%
BBB 4.2%	BBB 3.9%
BB 15.2%	BB 12.9%
B 26.0%	B 23.2%
CCC,CC,C 7.6%	CCC,CC,C 9.0%
D†† 0.0%	D†† 0.0%
Not Rated 2.6%	Not Rated 4.7%
Equities 1.5%	Equities 1.1%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 5.1%

†† Amount represents less than .01%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2010*		As of June 30, 2010**
	Preferred Securities 0.2%		Preferred Securities 0.6%
	Corporate Bonds 38.8%		Corporate Bonds 34.8%
	U.S. Government and U.S. Government Agency Obligations† 26.1%		U.S. Government and U.S. Government Agency Obligations† 27.4%
	Foreign Government & Government Agency Obligations 22.8%		Foreign Government & Government Agency Obligations 22.1%
	Floating Rate Loans 7.5%		Floating Rate Loans 8.4%
	Stocks 1.5%		Stocks 1.1%
	Other Investments 0.3%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 5.1%
* Foreign investments	35.0%	** Foreign investments	34.0%
* Futures and Swaps	(0.4)%	** Futures and Swaps	(0.1)%

† Includes FDIC guaranteed corporate securities.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 38.6%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 1.5%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 10,541	$ 20,315
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (f)		4,075	4,437
TOTAL CONSUMER DISCRETIONARY			24,752
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,080	2,003
Oil, Gas & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15		15,010	19,953
Chesapeake Energy Corp. 2.5% 5/15/37		15,000	13,382
Massey Energy Co. 3.25% 8/1/15		26,240	25,663
			58,998
TOTAL ENERGY			61,001
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)		12,700	13,397
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		23,100	22,667
TOTAL CONVERTIBLE BONDS			121,817
Nonconvertible Bonds - 37.1%
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		3,480	3,532
9% 11/30/14 (f)		1,975	2,015
10.75% 8/15/16 (f)		1,593	1,768
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (f)		1,610	1,697
Lear Corp.:
7.875% 3/15/18		1,240	1,321
8.125% 3/15/20		1,375	1,492
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		$ 2,210	$ 2,514
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,080	2,236
Tenneco, Inc.:
6.875% 12/15/20 (f)		5,580	5,636
7.75% 8/15/18 (f)		1,360	1,438
8.125% 11/15/15		970	1,028
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		3,845	4,383
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		4,565	4,867
TRW Automotive, Inc.:
7% 3/15/14 (f)		280	300
7.25% 3/15/17 (f)		200	216
8.875% 12/1/17 (f)		1,385	1,548
			35,991
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (c)		8,668	2,947
7.125% 7/15/13 (c)		1,455	491
7.2% 1/15/11 (c)		3,635	1,163
7.4% 9/1/25 (c)		455	152
7.7% 4/15/16 (c)		6,455	2,130
8.25% 7/15/23 (c)		4,400	1,529
8.375% 7/15/33 (c)		6,365	2,275
			10,687
Distributors - 0.1%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (f)		4,035	3,934
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		850	835
Hotels, Restaurants & Leisure - 1.7%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (f)		5,895	6,219
DineEquity, Inc. 9.5% 10/30/18 (f)		2,155	2,279
Dunkin Finance Corp. 9.625% 12/1/18 (f)		2,165	2,187
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		3,930	4,146
Harrah's Escrow Corp. 12.75% 4/15/18 (f)		6,880	7,052
Harrah's Operating Co., Inc. 11.25% 6/1/17		8,020	9,023
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,235	1,303
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Landry's Restaurants, Inc.: - continued
11.625% 12/1/15 (f)		$ 890	$ 939
MCE Finance Ltd. 10.25% 5/15/18		6,970	7,963
MGM Mirage, Inc.:
5.875% 2/27/14		3,265	3,004
6.625% 7/15/15		6,675	6,041
6.75% 4/1/13		2,905	2,818
6.875% 4/1/16		2,550	2,282
7.5% 6/1/16		3,250	2,982
7.625% 1/15/17		4,685	4,287
9% 3/15/20 (f)		3,120	3,432
10.375% 5/15/14		1,235	1,386
11.125% 11/15/17		10,835	12,406
MGM Resorts International 10% 11/1/16 (f)		8,295	8,378
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,740	1,692
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		2,470	2,594
NCL Corp. Ltd. 9.5% 11/15/18 (f)		1,310	1,359
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)		4,725	5,091
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,380	966
Station Casinos, Inc.:
6% 4/1/12 (c)		7,970	1
6.5% 2/1/14 (c)		9,994	25
6.625% 3/15/18 (c)		10,340	26
6.875% 3/1/16 (c)		10,977	27
7.75% 8/15/16 (c)		12,080	1
Town Sports International Holdings, Inc. 11% 2/1/14		5,231	5,179
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		13,300	14,131
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		770	363
12.75% 1/15/13 (c)		1,435	2
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		863	470
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		15,965	17,003
			137,057
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		$ 2,685	$ 3,034
Jarden Corp. 6.125% 11/15/22		2,905	2,774
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16		5,455	5,619
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		5,840	6,132
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (f)		2,550	2,601
9% 4/15/19 (f)		2,920	2,993
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,257	1,420
			24,573
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (f)		6,855	7,335
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,469
			8,804
Media - 2.1%
AMC Entertainment, Inc. 11% 2/1/16		7,420	7,902
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		2,035	2,091
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		5,880	6,203
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		5,937	7,080
Checkout Holding Corp. 0% 11/15/15 (f)		2,990	1,835
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,190	1,686
5.5% 9/15/14		1,680	1,394
5.5% 12/15/16		1,595	1,037
6.25% 3/15/11		135	135
6.875% 6/15/18		1,075	669
10.75% 8/1/16		18,620	16,572
11% 8/1/16 pay-in-kind (j)		4,041	3,516
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17		1,330	1,446
Series B, 9.25% 12/15/17		11,720	12,833
EchoStar Communications Corp. 7.125% 2/1/16		19,710	20,301
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)		11,300	11,865
Gray Television, Inc. 10.5% 6/29/15		1,790	1,803
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc. 10% 7/15/17		$ 2,105	$ 2,447
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,901
8.5% 7/15/29		1,730	1,687
MDC Partners, Inc. 11% 11/1/16		755	832
MediMedia USA, Inc. 11.375% 11/15/14 (f)		770	662
Net Servicos de Comunicacao SA 7.5% 1/27/20		2,650	3,014
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (f)		6,595	6,809
11.5% 5/1/16		3,900	4,475
11.625% 2/1/14		2,005	2,301
Rainbow National Services LLC:
8.75% 9/1/12 (f)		4,230	4,230
10.375% 9/1/14 (f)		6,430	6,639
Sinclair Television Group, Inc. 8.375% 10/15/18 (f)		3,175	3,270
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,000
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(j)		5,345	5,305
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		10,130	10,434
Univision Communications, Inc. 12% 7/1/14 (f)		14,710	16,107
			170,481
Multiline Retail - 0.1%
Sears Holdings Corp. 6.625% 10/15/18 (f)		8,805	8,255
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (f)		1,315	1,354
Claire's Stores, Inc.:
9.25% 6/1/15		1,040	1,004
10.375% 6/1/15 pay-in-kind (j)		1,675	1,635
Michaels Stores, Inc. 7.75% 11/1/18 (f)		12,810	12,746
Sonic Automotive, Inc. 9% 3/15/18		8,155	8,542
			25,281
Textiles, Apparel & Luxury Goods - 0.3%
American Achievement Corp. 10.875% 4/15/16 (f)		2,690	2,771
Hanesbrands, Inc. 6.375% 12/15/20 (f)		6,640	6,291
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.:
7.625% 5/15/20		$ 8,365	$ 8,616
8.875% 4/1/16		1,535	1,610
			19,288
TOTAL CONSUMER DISCRETIONARY			445,186
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 4% 4/26/18	EUR	2,300	3,102
Carlsberg Breweries A/S 3.375% 10/13/17	EUR	1,800	2,316
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		705	726
16% 3/27/12		150	133
16% 3/27/12 (f)		4,802	4,262
			10,539
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
8% 8/15/20		6,605	6,869
9.5% 6/15/17		965	813
9.75% 6/12/16		3,290	3,627
10.25% 10/15/19		1,655	1,717
Simmons Foods, Inc. 10.5% 11/1/17 (f)		2,560	2,707
			15,733
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)		3,375	3,502
Darling International, Inc. 8.5% 12/15/18 (f)		1,020	1,062
Dean Foods Co. 9.75% 12/15/18 (f)		6,515	6,564
Harbinger Group, Inc. 10.625% 11/15/15 (f)		2,390	2,384
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		520	5
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		4,120	4,753
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		1,680	1,823
Pilgrims Pride Corp. 7.875% 12/15/18 (f)		5,700	5,664
Smithfield Foods, Inc. 10% 7/15/14 (f)		4,705	5,411
			31,168
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	707
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. 9% 10/1/18 (f)		$ 4,475	$ 4,744
Revlon Consumer Products Corp. 9.75% 11/15/15		3,450	3,666
			9,117
TOTAL CONSUMER STAPLES			66,557
ENERGY - 5.6%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,280	2,360
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)		1,995	2,025
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,470	3,591
Pioneer Drilling Co. 9.875% 3/15/18		3,055	3,208
Pride International, Inc. 6.875% 8/15/20		2,775	2,858
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,450	1,468
			15,510
Oil, Gas & Consumable Fuels - 5.4%
Adaro Indonesia PT 7.625% 10/22/19 (f)		4,070	4,462
Arch Coal, Inc. 7.25% 10/1/20		1,470	1,532
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		3,570	4,360
Atlas Pipeline Partners LP 8.125% 12/15/15		7,235	7,452
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)		29,260	27,724
Berry Petroleum Co.:
8.25% 11/1/16		2,670	2,777
10.25% 6/1/14		1,820	2,088
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (f)		2,105	2,168
Chaparral Energy, Inc.:
8.5% 12/1/15		4,240	4,314
9.875% 10/1/20 (f)		1,640	1,730
Chesapeake Energy Corp.:
6.5% 8/15/17		16,265	16,224
6.875% 11/15/20		17,670	17,891
7.25% 12/15/18		6,070	6,237
9.5% 2/15/15		4,445	5,012
Concho Resources, Inc.:
7% 1/15/21		2,565	2,629
8.625% 10/1/17		1,850	2,017
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		$ 3,990	$ 4,010
CONSOL Energy, Inc.:
8% 4/1/17 (f)		5,825	6,175
8.25% 4/1/20 (f)		5,980	6,399
Continental Resources, Inc.:
7.125% 4/1/21 (f)		2,265	2,356
8.25% 10/1/19		770	855
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18		4,375	4,594
Denbury Resources, Inc.:
8.25% 2/15/20		3,449	3,759
9.75% 3/1/16		1,310	1,459
Drummond Co., Inc.:
7.375% 2/15/16		2,710	2,791
9% 10/15/14 (f)		7,950	8,447
DTEK Finance BV 9.5% 4/28/15 (f)		2,885	2,979
Energy Transfer Equity LP 7.5% 10/15/20		9,100	9,419
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17 (f)		11,470	11,929
EXCO Resources, Inc. 7.5% 9/15/18		13,700	13,442
Forest Oil Corp. 8% 12/15/11		190	199
International Coal Group, Inc. 9.125% 4/1/18		3,260	3,537
InterNorth, Inc. 9.625% 3/16/06 (c)		1,490	0
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		3,005	2,960
7% 5/5/20 (f)		2,780	2,877
8.375% 7/2/13 (f)		3,025	3,312
9.125% 7/2/18 (f)		3,595	4,188
11.75% 1/23/15 (f)		4,235	5,251
LINN Energy LLC:
7.75% 2/1/21 (f)		15,915	16,313
8.625% 4/15/20 (f)		12,670	13,652
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20		1,690	1,690
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,585	2,821
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		1,669	1,736
Newfield Exploration Co. 6.875% 2/1/20		11,450	11,965
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (f)		4,135	4,269
Pacific Rubiales Energy Corp. 8.75% 11/10/16		2,580	2,896
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pan American Energy LLC 7.875% 5/7/21 (f)		$ 1,795	$ 1,903
Peabody Energy Corp. 7.875% 11/1/26		5,250	5,814
Pemex Project Funding Master Trust 6.625% 6/15/35		3,715	3,734
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		2,875	2,990
8.375% 12/10/18		1,465	1,782
Petrohawk Energy Corp. 7.875% 6/1/15		15,785	16,436
Petroleos de Venezuela SA:
4.9% 10/28/14		5,895	3,655
5.25% 4/12/17		9,170	5,181
5.375% 4/12/27		37,330	17,638
5.5% 4/12/37		6,425	2,972
Petroleos de Venezuela SA 144:
8% 11/17/13 (f)		2,270	1,864
8.5% 11/2/17 (f)		8,665	5,827
Petroleos Mexicanos:
5.5% 1/21/21		2,865	2,908
6% 3/5/20		2,680	2,848
6.625% (f)		7,950	7,910
8% 5/3/19		2,420	2,904
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		3,440	3,423
Petroleum Development Corp. 12% 2/15/18		3,785	4,239
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	8,127
Plains Exploration & Production Co. 10% 3/1/16		8,015	8,897
Quicksilver Resources, Inc. 11.75% 1/1/16		4,200	4,872
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		5,780	5,823
Rosetta Resources, Inc. 9.5% 4/15/18		3,220	3,478
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,475
Southwestern Energy Co. 7.5% 2/1/18		2,145	2,410
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17		3,605	4,128
Teekay Corp. 8.5% 1/15/20		3,285	3,576
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,348
7.5% 4/1/17		4,605	5,294
7.625% 4/1/37		1,550	1,726
8.375% 6/15/32		1,570	1,847
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TNK-BP Finance SA 7.5% 7/18/16		$ 3,140	$ 3,474
Venoco, Inc. 11.5% 10/1/17		4,610	4,921
W&T Offshore, Inc. 8.25% 6/15/14 (f)		4,750	4,703
YPF SA 10% 11/2/28		3,830	4,405
			429,429
TOTAL ENERGY			444,939
FINANCIALS - 6.8%
Capital Markets - 0.2%
Bank Nederlandse Gemeenten NV 2.5% 11/15/17	EUR	4,500	5,773
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,130	5,419
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,010	1,621
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,245	2,969
			15,782
Commercial Banks - 2.3%
African Export-Import Bank 8.75% 11/13/14		3,455	3,870
Akbank T. A. S. 5.125% 7/22/15 (f)		4,100	4,136
Ally Financial, Inc.:
7.5% 9/15/20 (f)		17,025	17,876
8% 3/15/20		22,970	24,693
Banco Bilbao Vizcaya Argentaria SA 3.5% 7/26/13	EUR	2,100	2,769
Banco Bradesco SA 5.9% 1/16/21 (f)		1,990	1,992
Banco de Credito del Peru 5.375% 9/16/20 (f)		1,820	1,786
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (f)		1,775	1,731
BanColombia SA 6.125% 7/26/20		1,785	1,821
Barclays Bank PLC 14.9359% 3/18/13 (f)(j)		3,865	3,864
BNP Paribas Public Sector SCF 2.25% 10/22/15	EUR	4,700	6,099
CIT Group, Inc.:
7% 5/1/13		1,546	1,575
7% 5/1/14		2,319	2,337
7% 5/1/15		2,319	2,325
7% 5/1/16		12,255	12,255
7% 5/1/17		26,427	26,394
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (f)		1,750	1,757
Development Bank of Philippines 8.375% (j)		5,840	6,453
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		$ 19,570	$ 19,839
Export-Import Bank of India 0.6825% 6/7/12 (j)	JPY	150,000	1,808
HSBK (Europe) BV:
7.25% 5/3/17 (f)		1,815	1,833
9.25% 10/16/13 (f)		7,350	7,993
Intesa Sanpaolo SpA 3.75% 11/23/16	EUR	1,750	2,268
Itau Unibanco Holding SA 5.75% 1/22/21 (f)		1,815	1,810
Kazkommerts International BV 8.5% 4/16/13 (f)		3,045	2,946
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	4,750	6,201
RSHB Capital SA 9% 6/11/14 (f)		1,400	1,577
SNS Bank NV 3.5% 9/28/20	EUR	1,400	1,781
The State Export-Import Bank of Ukraine JSC 8.4% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		3,385	3,250
Trade & Development Bank of Mong LLC 8.5% 10/25/13		1,765	1,800
US Bank NA 4.375% 2/28/17 (j)	EUR	1,250	1,636
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,660	2,909
Wells Fargo & Co. 7.98% (j)		1,675	1,771
			183,155
Consumer Finance - 1.6%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		1,290	1,135
Ford Motor Credit Co. LLC:
6.625% 8/15/17		8,625	9,035
7.5% 8/1/12		7,875	8,367
12% 5/15/15		10,075	12,543
General Motors Acceptance Corp.:
6.75% 12/1/14		10,540	10,988
8% 11/1/31		6,005	6,424
GMAC LLC:
6% 4/1/11		1,200	1,202
6.75% 12/1/14		3,485	3,642
8% 11/1/31		71,124	75,747
			129,083
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 2.2%
Azovstal Capital BV 9.125% 2/28/11		$ 1,400	$ 1,404
Bank of America Corp.:
4% 3/28/18 (j)	EUR	1,350	1,616
8% (j)		4,410	4,410
8.125% (j)		6,040	6,070
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		1,855	1,855
BG Energy Capital PLC 5.125% 12/1/25	GBP	2,700	4,190
BP Capital Markets PLC 3.83% 10/6/17	EUR	4,900	6,552
Broadgate PLC 1.5348% 10/5/25 (j)	GBP	535	701
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18		2,635	2,721
8.125% 4/30/20		6,280	6,657
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)		4,870	4,967
City of Buenos Aires 12.5% 4/6/15 (f)		8,840	9,812
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	192	336
8.151% 12/31/30	GBP	390	739
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,320	1,561
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,305	2,299
Greene King Finance PLC Series A1, 1.1294% 6/15/31 (j)	GBP	1,000	1,217
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		3,755	3,868
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		15,520	15,598
7.75% 1/15/16 (f)		4,130	4,151
8% 1/15/18		21,550	21,658
8% 1/15/18 (f)		4,130	4,151
Imperial Tobacco Finance 7.75% 6/24/19	GBP	1,100	2,044
International Lease Finance Corp. 5.625% 9/20/13		6,115	6,146
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		2,855	2,798
LBI Escrow Corp. 8% 11/1/17 (f)		5,305	5,862
Myriad International Holding BV 6.375% 7/28/17 (f)		2,970	3,133
NCO Group, Inc. 11.875% 11/15/14		1,985	1,548
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)		7,520	8,046
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		2,805	2,945
TMK Capital SA 10% 7/29/11		5,600	5,779
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		$ 3,860	$ 4,381
UPC Germany GmbH 8.125% 12/1/17 (f)		6,420	6,773
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (f)		2,130	2,114
WaMu Covered Bond Program 3.875% 9/27/11	EUR	530	718
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(j)		13,671	14,931
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		3,195	3,195
			176,946
Insurance - 0.1%
American International Group, Inc.:
5.45% 5/18/17		3,840	3,889
5.85% 1/16/18		1,340	1,382
CNO Financial Group, Inc. 9% 1/15/18 (f)		2,620	2,686
USI Holdings Corp. 4.1606% 11/15/14 (f)(j)		823	720
			8,677
Real Estate Investment Trusts - 0.2%
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (f)		7,545	7,432
7.5% 2/15/20		4,325	4,541
Senior Housing Properties Trust 8.625% 1/15/12		3,610	3,772
			15,745
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (f)		5,015	4,965
11.625% 6/15/17		5,340	6,194
Realogy Corp.:
11.5% 4/15/17 (f)		1,981	2,001
12% 4/15/17 (e)(f)		2,449	2,498
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		755	812
Ventas Realty LP 6.5% 6/1/16		775	806
			17,276
TOTAL FINANCIALS			546,664
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 2.3%
Health Care Providers & Services - 1.7%
Apria Healthcare Group, Inc. 11.25% 11/1/14		$ 6,320	$ 6,873
Capella Healthcare, Inc. 9.25% 7/1/17 (f)		3,120	3,315
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,845
DaVita, Inc.:
6.375% 11/1/18		4,010	3,930
6.625% 11/1/20		3,470	3,409
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	5,505
HCA Holdings, Inc. 7.75% 5/15/21 (f)		27,580	27,580
HCA, Inc.:
5.75% 3/15/14		2,795	2,732
6.25% 2/15/13		1,385	1,413
6.375% 1/15/15		910	896
6.5% 2/15/16		3,410	3,325
6.75% 7/15/13		1,390	1,428
7.25% 9/15/20		21,345	22,039
9.125% 11/15/14		6,635	6,950
9.25% 11/15/16		14,550	15,569
HealthSouth Corp. 8.125% 2/15/20		6,585	7,046
InVentiv Health, Inc. 10% 8/15/18 (f)		795	787
LifePoint Hospitals, Inc. 6.625% 10/1/20 (f)		3,620	3,593
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		4,395	4,505
ResCare, Inc. 10.75% 1/15/19 (f)		2,445	2,503
Rhoen-Klinikum AG 3.875% 3/11/16	EUR	1,300	1,740
Rotech Healthcare, Inc. 10.75% 10/15/15 (f)		3,655	3,783
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (f)		1,080	1,112
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,706
UHS Escrow Corp. 7% 10/1/18 (f)		910	935
United Surgical Partners International, Inc. 8.875% 5/1/17		705	724
			135,243
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		9,240	9,332
Pharmaceuticals - 0.5%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,110	5,161
Leiner Health Products, Inc. 11% 6/1/12 (c)		2,435	122
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc.:
6% 11/15/18 (f)		$ 9,900	$ 9,690
7.625% 7/15/17 (f)		3,540	3,744
7.875% 7/15/20 (f)		6,390	6,869
Valeant Pharmaceuticals International 6.875% 12/1/18 (f)		14,230	14,088
			39,674
TOTAL HEALTH CARE			184,249
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	555
12% 11/1/14 pay-in-kind		1,296	1,304
DigitalGlobe, Inc. 10.5% 5/1/14		2,305	2,633
GeoEye, Inc. 9.625% 10/1/15		910	1,028
			5,520
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		2,965	3,113
Airlines - 0.7%
Air Canada 9.25% 8/1/15 (f)		6,360	6,678
American Airlines, Inc. equipment trust certificate 13% 8/1/16		3,771	4,412
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		4,966	5,860
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		717	717
Continental Airlines, Inc. 7.25% 11/10/19		4,395	4,890
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		1,213	1,321
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,914	8,508
8.021% 8/10/22		3,680	3,827
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,250	0
8.875% 6/1/06 (a)		1,240	0
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		$ 1,904	$ 1,999
8.028% 11/1/17		665	658
United Air Lines, Inc.:
9.875% 8/1/13 (f)		1,900	2,047
12% 11/1/13 (f)		3,030	3,341
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		7,209	8,309
			52,567
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13		9,602	10,131
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. 10.625% 3/15/15		520	585
American Reprographics Co. 10.5% 12/15/16 (f)		4,135	4,321
Browning-Ferris Industries, Inc. 9.25% 5/1/21		250	314
Casella Waste Systems, Inc. 11% 7/15/14		1,275	1,399
Cenveo Corp. 10.5% 8/15/16 (f)		2,355	2,314
Covanta Holding Corp. 7.25% 12/1/20		4,475	4,537
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)		3,105	3,388
Garda World Security Corp. 9.75% 3/15/17 (f)		2,020	2,166
International Lease Finance Corp.:
6.75% 9/1/16 (f)		4,050	4,242
7.125% 9/1/18 (f)		8,100	8,505
8.25% 12/15/20		7,420	7,568
8.625% 9/15/15 (f)		7,205	7,637
8.75% 3/15/17 (f)		10,810	11,486
Iron Mountain, Inc. 6.625% 1/1/16		14,115	14,168
The Geo Group, Inc. 7.75% 10/15/17		2,520	2,646
United Rentals North America, Inc. 8.375% 9/15/20		6,305	6,447
			81,723
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7% 4/21/20 (f)		1,680	1,781
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		610	628
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	878
			1,506
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (f)		$ 9,320	$ 10,019
13.5% 12/1/15 pay-in-kind (f)		3,704	4,074
			14,093
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18 (f)		570	618
ArvinMeritor, Inc. 10.625% 3/15/18		1,895	2,127
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,445
Cummins, Inc. 7.125% 3/1/28		1,825	1,991
Navistar International Corp. 8.25% 11/1/21		8,035	8,678
Terex Corp. 10.875% 6/1/16		4,115	4,773
			19,632
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (f)		2,315	2,344
Navios Maritime Holdings, Inc.:
8.875% 11/1/17		2,240	2,391
9.5% 12/15/14		4,620	4,805
SCF Capital Ltd. 5.375% 10/27/17 (f)		1,700	1,664
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,583
			13,787
Road & Rail - 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25% 1/15/19 (f)		9,095	9,163
9.625% 3/15/18		2,205	2,359
Georgian Railway Ltd. 9.875% 7/22/15		1,665	1,790
Kansas City Southern de Mexico, SA de CV:
6.625% 12/15/20 (f)		1,815	1,815
7.375% 6/1/14		1,500	1,564
12.5% 4/1/16		8,920	10,927
Swift Services Holdings, Inc. 10% 11/15/18 (f)		7,050	7,332
Western Express, Inc. 12.5% 4/15/15 (f)		2,875	2,544
			37,494
Trading Companies & Distributors - 0.2%
Aircastle Ltd. 9.75% 8/1/18		7,995	8,775
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (j)		8,931	9,377
			18,152
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		$ 1,925	$ 2,012
Trico Shipping AS 11.875% 11/1/14 (c)(f)		8,170	6,618
			8,630
TOTAL INDUSTRIALS			268,129
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.4%
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,010	1,050
6.875% 1/15/20		1,860	1,981
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		2,770	2,857
Lucent Technologies, Inc.:
6.45% 3/15/29		18,085	14,287
6.5% 1/15/28		7,515	5,974
ViaSat, Inc. 8.875% 9/15/16		1,190	1,267
			27,416
Computers & Peripherals - 0.1%
Seagate HDD Cayman 7.75% 12/15/18 (f)		8,150	8,191
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18 (f)		1,925	1,997
Reddy Ice Corp.:
11.25% 3/15/15		4,145	4,249
13.25% 11/1/15		4,311	3,686
			9,932
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		7,325	7,655
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15		3,575	3,486
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (f)		2,600	2,737
7.875% 7/15/20 (f)		3,465	3,673
SunGard Data Systems, Inc. 7.375% 11/15/18 (f)		4,005	3,965
Telcordia Technologies, Inc. 11% 5/1/18 (f)		6,140	6,201
Unisys Corp.:
12.5% 1/15/16		2,625	2,914
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp.: - continued
12.75% 10/15/14 (f)		$ 377	$ 449
14.25% 9/15/15 (f)		302	365
			23,790
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (f)		1,440	1,494
8.125% 12/15/17		3,100	3,274
Amkor Technology, Inc. 7.375% 5/1/18		3,160	3,247
Freescale Semiconductor, Inc. 10.75% 8/1/20 (f)		3,130	3,349
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		9,740	10,933
Spansion LLC 11.25% 1/15/16 (c)(f)		3,550	967
Viasystems, Inc. 12% 1/15/15 (f)		3,575	3,995
			27,259
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		790	545
TOTAL INFORMATION TECHNOLOGY			104,788
MATERIALS - 2.6%
Chemicals - 0.7%
Air Liquide SA 2.908% 10/12/18	EUR	800	1,022
Ashland, Inc. 9.125% 6/1/17		2,000	2,290
Braskem Finance Ltd. 7% 5/7/20 (f)		2,935	3,008
Ferro Corp. 7.875% 8/15/18		3,875	4,108
Georgia Gulf Corp. 9% 1/15/17 (f)		9,670	10,395
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9% 11/15/20 (f)		195	205
Ineos Finance PLC 9% 5/15/15 (f)		2,410	2,561
MacDermid, Inc. 9.5% 4/15/17 (f)		450	479
Momentive Performance Materials, Inc. 9% 1/15/21 (f)		755	781
Nalco Co. 6.625% 1/15/19 (f)		5,675	5,831
NOVA Chemicals Corp.:
3.5678% 11/15/13 (j)		1,030	1,012
6.5% 1/15/12		4,615	4,765
OMNOVA Solutions, Inc. 7.875% 11/1/18 (f)		995	1,002
OXEA Finance & Cy SCA 9.5% 7/15/17 (f)		3,310	3,567
PolyOne Corp. 7.375% 9/15/20		1,645	1,698
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Solutia, Inc.:
7.875% 3/15/20		$ 1,955	$ 2,102
8.75% 11/1/17		975	1,058
Sterling Chemicals, Inc. 10.25% 4/1/15		1,440	1,483
TPC Group LLC 8.25% 10/1/17 (f)		1,965	2,053
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)		2,900	4,546
			53,966
Construction Materials - 0.0%
Headwaters, Inc. 11.375% 11/1/14		910	995
Roofing Supply Group LLC/Roofing Supply Finance, Inc. 8.625% 12/1/17 (f)		1,105	1,146
			2,141
Containers & Packaging - 0.4%
AEP Industries, Inc. 7.875% 3/15/13		920	917
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		1,070	1,097
9.125% 10/15/20 (f)		3,765	3,944
Berry Plastics Corp.:
8.25% 11/15/15		4,100	4,274
9.75% 1/15/21 (f)		10,745	10,638
Berry Plastics Holding Corp. 4.1766% 9/15/14 (j)		505	462
BWAY Holding Co. 10% 6/15/18 (f)		2,265	2,435
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (f)(j)		3,320	3,320
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	3,920
7.5% 12/15/96		4,010	3,208
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (c)		1,035	0
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (c)		5,175	0
			34,215
Metals & Mining - 1.1%
Aleris International, Inc.:
6% 6/1/20 (f)		30	141
9% 12/15/14 pay-in-kind (c)(j)		2,510	11
Alrosa Finance SA 7.75% 11/3/20 (f)		2,420	2,541
CSN Islands XI Corp. 6.875% 9/21/19 (f)		2,900	3,132
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Edgen Murray Corp. 12.25% 1/15/15		$ 7,655	$ 6,698
Evraz Group SA:
8.25% 11/10/15 (f)		1,760	1,874
8.875% 4/24/13 (f)		5,775	6,223
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		6,525	6,574
6.875% 2/1/18 (f)		6,525	6,509
7% 11/1/15 (f)		8,250	8,518
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17		11,005	12,216
Gerdau Trade, Inc. 5.75% 1/30/21 (f)		1,840	1,840
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		7,805	7,366
Metinvest BV 10.25% 5/20/15 (f)		3,030	3,212
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,110	3,234
RathGibson, Inc. 11.25% 2/15/14 (c)		2,484	18
Severstal Columbus LLC 10.25% 2/15/18 (f)		6,220	6,562
Southern Copper Corp. 6.75% 4/16/40		4,095	4,280
Steel Capital SA 6.7% 10/25/17 (f)		1,880	1,852
Teck Resources Ltd. 10.25% 5/15/16		2,680	3,317
			86,118
Paper & Forest Products - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (f)		16,865	18,319
Clearwater Paper Corp. 7.125% 11/1/18 (f)		1,100	1,133
Georgia-Pacific LLC 5.4% 11/1/20 (f)		5,860	5,750
Glatfelter 7.125% 5/1/16		510	525
NewPage Corp.:
6.5369% 5/1/12 (j)		2,460	1,418
11.375% 12/31/14		4,155	3,843
Solo Cup Co. 8.5% 2/15/14		1,770	1,566
Stone Container Corp. 8.375% 7/1/12 (c)		2,665	0
			32,554
TOTAL MATERIALS			208,994
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 4.9%
Alestra SA de RL de CV 11.75% 8/11/14		4,095	4,689
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.:
7.125% 3/15/19		$ 2,415	$ 2,481
7.875% 1/15/27		2,505	2,430
9% 8/15/31		3,545	3,642
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		11,468	12,385
Frontier Communications Corp.:
8.25% 4/15/17		7,110	7,874
8.5% 4/15/20		14,560	15,943
8.75% 4/15/22		9,326	10,165
Global Crossing Ltd. 12% 9/15/15		22,035	24,844
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		1,760	1,940
Intelsat Bermuda Ltd.:
11.25% 2/4/17		28,014	30,465
12% 2/4/17 pay-in-kind (j)		24,975	26,870
Intelsat Corp.:
9.25% 8/15/14		4,305	4,434
9.25% 6/15/16		7,325	7,911
Intelsat Ltd. 11.25% 6/15/16		20,070	21,575
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14		1,310	1,326
7.125% 4/1/18 (f)		5,915	6,107
7.5% 2/15/14		2,255	2,283
Qwest Corp. 8.375% 5/1/16		6,780	8,080
Sprint Capital Corp.:
6.875% 11/15/28		72,880	63,770
6.9% 5/1/19		13,254	13,088
8.75% 3/15/32		63,889	64,528
Telemar Norte Leste SA 5.5% 10/23/20 (f)		1,735	1,683
U.S. West Communications:
6.875% 9/15/33		2,265	2,225
7.25% 9/15/25		420	445
7.25% 10/15/35		1,205	1,217
7.5% 6/15/23		360	358
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		4,335	4,368
11.75% 7/15/17 (f)		39,970	44,666
			391,792
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.5%
Clearwire Escrow Corp. 12% 12/1/15 (f)		$ 3,805	$ 4,109
Digicel Group Ltd.:
8.25% 9/1/17 (f)		2,150	2,215
8.875% 1/15/15 (f)		19,575	19,845
9.125% 1/15/15 pay-in-kind (f)(j)		12,859	13,036
10.5% 4/15/18 (f)		27,765	30,542
12% 4/1/14 (f)		11,685	13,671
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		3,755	4,037
9.5% 6/15/16		16,115	17,001
11.5% 6/15/16		4,145	4,466
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13		17,225	17,247
8.875% 1/15/15		10,070	10,347
Mobile Telesystems Finance SA 8% 1/28/12 (f)		2,960	3,115
MTS International Funding Ltd. 8.625% 6/22/20 (f)		3,795	4,288
NII Capital Corp. 10% 8/15/16		14,160	15,682
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		9,685	9,104
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		10,314	10,314
Sprint Nextel Corp. 6% 12/1/16		16,777	16,211
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		4,150	4,254
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		5,345	5,773
			205,257
TOTAL TELECOMMUNICATION SERVICES			597,049
UTILITIES - 1.4%
Electric Utilities - 0.4%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,700	3,146
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,200	1,299
Intergen NV 9% 6/30/17 (f)		15,930	16,886
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		5,225	6,035
7.75% 1/20/20 (f)		3,085	3,548
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Majapahit Holding BV: - continued
8% 8/7/19 (f)		$ 2,055	$ 2,384
National Power Corp. 6.875% 11/2/16 (f)		1,940	2,231
			35,529
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,490	1,550
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	8,783
8% 3/1/32		6,265	7,177
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17 (f)		2,210	2,204
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		4,095	4,115
			23,829
Independent Power Producers & Energy Traders - 0.7%
Energy Future Holdings Corp.:
10% 1/15/20 (f)		7,860	8,057
10.875% 11/1/17		13,229	9,260
12% 11/1/17 pay-in-kind (j)		5,146	3,034
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20		24,941	25,565
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		3,980	0
6.4% 7/15/06 (c)		5,595	0
6.625% 11/15/05 (c)		3,510	0
6.725% 11/17/08 (c)(j)		1,090	0
6.75% 8/1/09 (c)		880	0
6.875% 10/15/07 (c)		2,120	0
6.95% 7/15/28 (c)		1,920	0
7.125% 5/15/07 (c)		375	0
7.375% 5/15/19 (c)		2,200	0
7.875% 6/15/03 (c)		375	0
9.125% 4/1/03 (c)		80	0
9.875% 6/5/03 (c)		345	0
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		2,505	2,943
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Power Sector Assets and Liabilities Management Corp.: - continued
7.39% 12/2/24 (f)		$ 2,565	$ 3,020
Tenaska Alabama Partners LP 7% 6/30/21 (f)		1,247	1,328
			53,207
Multi-Utilities - 0.0%
Utilicorp United, Inc. 7.95% 2/1/11 (e)		50	50
TOTAL UTILITIES			112,615
TOTAL NONCONVERTIBLE BONDS			2,979,170
TOTAL CORPORATE BONDS (Cost $2,905,815)			3,100,987
U.S. Government and Government Agency Obligations - 21.2%

U.S. Government Agency Obligations - 2.2%
Fannie Mae:
0.375% 12/28/12		7,470	7,423
0.75% 12/18/13		10,944	10,822
1% 9/23/13		3,680	3,674
1.125% 7/30/12		1,410	1,422
1.25% 8/20/13		4,440	4,469
Federal Home Loan Bank:
0.875% 8/22/12		4,870	4,894
0.875% 12/27/13		625	620
1.5% 1/16/13		11,800	11,987
1.875% 6/21/13		28,130	28,786
Freddie Mac:
0.375% 11/30/12		1,107	1,100
0.625% 12/28/12		72,530	72,398
4.125% 12/21/12		3,730	3,976
4.5% 1/15/14		2,102	2,311
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		13,560	15,565
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,326
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
5.685% 5/15/12		$ 1,765	$ 1,889
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		493	522
Tennessee Valley Authority 5.25% 9/15/39		5,000	5,286
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			179,470
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Notes 0.5% 4/15/15		60,954	62,378
U.S. Treasury Obligations - 15.9%
U.S. Treasury Bonds:
3.5% 2/15/39		51,435	44,323
3.875% 8/15/40		100,026	92,133
4.25% 11/15/40		2,000	1,968
4.375% 11/15/39		2,160	2,171
5.25% 2/15/29		26,655	30,570
6.25% 8/15/23		17,000	21,367
7.5% 11/15/16		21,120	27,144
7.5% 11/15/24		9,329	13,071
7.875% 2/15/21		5,350	7,463
8% 11/15/21		7,600	10,749
9.875% 11/15/15		7,956	10,912
U.S. Treasury Notes:
0.75% 12/15/13		10,633	10,557
1.125% 12/15/12		56,250	56,828
1.25% 10/31/15		15,650	15,146
1.5% 12/31/13		83,853	85,058
1.75% 4/15/13		79,328	81,150
1.75% 7/31/15		22,000	21,930
1.875% 4/30/14		1,503	1,537
1.875% 6/30/15		4,929	4,949
1.875% 9/30/17		27,900	26,568
1.875% 10/31/17		38,100	36,219
2.125% 5/31/15		15,601	15,850
2.375% 8/31/14		20,300	21,030
2.375% 9/30/14		7,764	8,042
2.375% 10/31/14		19,649	20,338
2.5% 3/31/15		1,076	1,114
2.5% 4/30/15		21,941	22,683
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 7/31/14		$ 64,920	$ 67,897
2.625% 4/30/16		25,590	26,196
2.625% 8/15/20		15,730	14,913
2.625% 11/15/20		24,120	22,752
2.75% 11/30/16		10,000	10,207
2.75% 2/15/19		14,902	14,710
3% 2/28/17		15,000	15,469
3.125% 9/30/13		25,600	27,158
3.125% 10/31/16		81,249	84,753
3.125% 1/31/17		25,536	26,533
3.125% 5/15/19		58,215	58,829
3.375% 6/30/13		22,261	23,703
3.5% 2/15/18		3,580	3,766
3.5% 5/15/20		13,070	13,389
3.625% 8/15/19		10,795	11,277
3.75% 11/15/18		33,055	35,160
3.875% 5/15/18		17,084	18,381
4% 8/15/18		11,895	12,890
4.25% 11/15/17		40,210	44,328
4.5% 5/15/17		48,040	53,752
TOTAL U.S. TREASURY OBLIGATIONS			1,276,933
Other Government Related - 2.3%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (g)		2,494	2,546
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (g)		8,000	8,162
1.875% 5/7/12 (FDIC Guaranteed) (g)		19,000	19,324
1.875% 6/4/12 (FDIC Guaranteed) (g)		15,000	15,263
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		16,000	16,320
1.875% 11/15/12 (FDIC Guaranteed) (g)		6,141	6,265
2% 3/30/12 (FDIC Guaranteed) (g)		8,000	8,131
2.125% 7/12/12 (FDIC Guaranteed) (g)		1,406	1,438
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (g)		22,315	22,794
2.125% 12/21/12 (FDIC Guaranteed) (g)		12,000	12,329
2.625% 12/28/12 (FDIC Guaranteed) (g)		4,680	4,854
3% 12/9/11 (FDIC Guaranteed) (g)		3,120	3,195
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (g)		19,849	20,201
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (g)		$ 5,210	$ 5,330
3.125% 12/1/11 (FDIC Guaranteed) (g)		520	533
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		23,089	23,690
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6106% 12/7/20 (NCUA Guaranteed) (j)		5,220	5,225
Series 2010-R3 Class 1A, 0.8253% 12/8/20 (NCUA Guaranteed) (j)		10,450	10,437
TOTAL OTHER GOVERNMENT RELATED			186,037
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,698,125)			1,704,818
U.S. Government Agency - Mortgage Securities - 2.7%

Fannie Mae - 1.7%
2.073% 11/1/35 (j)		825	853
2.233% 9/1/33 (j)		747	771
2.474% 10/1/35 (j)		107	111
2.48% 11/1/33 (j)		186	194
2.589% 6/1/36 (j)		54	56
2.642% 7/1/35 (j)		445	466
2.652% 3/1/33 (j)		218	228
2.68% 1/1/35 (j)		391	409
2.731% 5/1/35 (j)		1,451	1,529
2.744% 9/1/34 (j)		556	581
2.773% 11/1/36 (j)		65	69
2.805% 7/1/35 (j)		933	979
2.829% 9/1/36 (j)		214	226
2.857% 9/1/35 (j)		1,363	1,434
2.884% 11/1/36 (j)		363	382
2.981% 7/1/35 (j)		356	374
3% 12/1/25 (h)(i)		18,500	18,137
3.128% 10/1/37 (j)		434	457
3.137% 8/1/35 (j)		1,060	1,122
3.161% 4/1/36 (j)		523	551
3.5% 1/1/26 (h)		61,000	61,438
3.5% 1/1/26 (h)		17,600	17,727
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
3.5% 11/1/40		$ 12,020	$ 11,486
3.505% 2/1/37 (j)		820	858
3.527% 6/1/47 (j)		210	220
4% 9/1/13 to 12/1/40		9,264	9,235
5% 2/1/14 to 4/1/22		480	510
5.046% 2/1/34 (j)		582	606
5.569% 2/1/36 (j)		151	157
5.593% 4/1/36 (j)		873	916
5.766% 5/1/36 (j)		159	164
5.963% 3/1/37 (j)		117	125
6% 6/1/16 to 10/1/16		160	174
6.5% 5/1/12 to 9/1/32		2,337	2,608
TOTAL FANNIE MAE			135,153
Freddie Mac - 0.2%
1.975% 3/1/37 (j)		858	890
2.041% 3/1/35 (j)		281	288
2.094% 5/1/37 (j)		178	184
2.409% 6/1/33 (j)		459	476
2.54% 6/1/37 (j)		427	450
2.551% 5/1/37 (j)		1,545	1,626
2.579% 5/1/37 (j)		971	1,017
2.586% 12/1/33 (j)		912	952
2.621% 10/1/35 (j)		587	613
2.631% 7/1/35 (j)		515	538
2.865% 9/1/35 (j)		105	110
2.958% 1/1/35 (j)		1,171	1,234
2.985% 4/1/37 (j)		167	175
3.022% 7/1/35 (j)		338	355
3.247% 12/1/36 (j)		1,801	1,887
3.352% 10/1/35 (j)		75	80
3.404% 3/1/37 (j)		165	170
3.47% 10/1/36 (j)		590	613
3.508% 5/1/37 (j)		119	124
4.3% 1/1/36 (j)		102	105
4.375% 4/1/35 (j)		1,043	1,095
4.5% 8/1/33		419	432
4.956% 3/1/36 (j)		1,523	1,593
5.121% 2/1/36 (j)		33	35
5.138% 4/1/35 (j)		52	55
5.237% 1/1/37 (j)		475	496
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
5.527% 1/1/36 (j)		$ 360	$ 372
6.01% 6/1/37 (j)		52	55
6.077% 6/1/37 (j)		101	106
6.141% 7/1/36 (j)		186	194
6.28% 8/1/37 (j)		302	320
6.431% 2/1/37 (j)		105	109
6.5% 5/1/11 to 3/1/22		3,189	3,461
7.22% 4/1/37 (j)		8	8
TOTAL FREDDIE MAC			20,218
Ginnie Mae - 0.8%
4% 9/15/25		960	1,005
5.492% 4/20/60 (m)		8,135	8,856
5.5% 1/20/60 (m)		9,888	10,777
5.5% 2/20/60 (m)		17,233	18,693
5.5% 3/20/60 (m)		10,181	11,086
5.691% 10/20/59 (m)		12,027	13,176
TOTAL GINNIE MAE			63,593
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $217,795)			218,964
Asset-Backed Securities - 0.1%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.285% 3/25/17 (j)	EUR	917	1,122
Auto ABS Compartiment Series 2006-1 Class B, 1.275% 7/25/17 (j)	EUR	500	647
Clock Finance BV Series 2007-1:
Class B2, 1.255% 2/25/15 (j)	EUR	600	750
Class C2, 1.435% 2/25/15 (j)	EUR	300	373
Geldilux Ltd. Series 2007-TS Class C, 1.549% 9/8/14 (j)	EUR	350	364
Leek Finance PLC:
Series 17X Class A2A, 0.8925% 12/21/37 (j)	GBP	130	200
Series 18X Class BC, 1.423% 9/21/38 (j)	EUR	600	719
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	85
TOTAL ASSET-BACKED SECURITIES (Cost $4,678)			4,260
Collateralized Mortgage Obligations - 2.2%
		Principal Amount (000s) (d)	Value (000s)
Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.318% 2/17/52 (j)	EUR	650	$ 839
Gracechurch Mortgage Financing PLC Series 2006-1 Class C3, 1.311% 11/20/56 (j)	EUR	1,200	1,570
Granite Mortgages PLC 1.0719% 3/20/44 (j)	GBP	228	334
TOTAL PRIVATE SPONSOR			2,743
U.S. Government Agency - 2.2%
Fannie Mae:
floater:
Series 2006-56 Class PF, 0.6106% 7/25/36 (j)		6,175	6,165
Series 2010-111 Class AF, 0.6606% 10/25/40 (j)		9,716	9,751
sequential payer Series 2007-113 Class DB, 4.5% 12/25/22		4,590	4,889
Series 2006-127 Class FD, 0.5406% 7/25/36 (j)		5,256	5,210
Series 2006-44 Class FK, 0.6906% 6/25/36 (j)		1,901	1,899
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2005-38 Class F, 0.5606% 5/25/35 (j)		10,133	10,074
Series 2005-56 Class F, 0.5506% 7/25/35 (j)		8,165	8,115
Series 2006-79 Class PF, 0.6606% 8/25/36 (j)		4,256	4,248
Series 2010-86 Class FE, 0.7106% 8/25/25 (j)		3,307	3,308
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		92	99
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,434
Series 2003-70 Class BJ, 5% 7/25/33		815	830
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,860
Series 2004-81 Class KD, 4.5% 7/25/18		3,071	3,234
Series 2005-52 Class PB, 6.5% 12/25/34		1,137	1,223
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		316	344
Series 2004-95 Class AN, 5.5% 1/25/25		1,082	1,161
Series 2005-117, Class JN, 4.5% 1/25/36		735	738
Series 2005-29 Class KA, 4.5% 2/25/35		3,222	3,388
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,350
Series 2003-79 Class FC, 0.7106% 8/25/33 (j)		4,048	4,060
Series 2008-76 Class EF, 0.7606% 9/25/23 (j)		2,293	2,294
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		185	202
Series 2115 Class PE, 6% 1/15/14		50	52
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.7603% 6/15/18 (j)		$ 91	$ 92
Series 3279 Class FB, 0.5803% 2/15/37 (j)		1,808	1,808
Series 3325 Class NF, 0.5603% 8/15/35 (j)		6,337	6,302
Series 3346 Class FA, 0.4903% 2/15/19 (j)		11,258	11,259
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		343	366
Series 2381 Class OG, 5.5% 11/15/16		238	254
Series 2425 Class JH, 6% 3/15/17		439	471
Series 2628 Class OE, 4.5% 6/15/18		1,420	1,532
Series 2695 Class DG, 4% 10/15/18		3,475	3,676
Series 2831 Class PB, 5% 7/15/19		3,590	3,896
Series 2866 Class XE, 4% 12/15/18		5,369	5,615
Series 2996 Class MK, 5.5% 6/15/35		476	517
Series 3122 Class FE, 0.5603% 3/15/36 (j)		5,429	5,443
Series 3147 Class PF, 0.5603% 4/15/36 (j)		4,604	4,609
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		544	597
Series 2570 Class CU, 4.5% 7/15/17		89	91
Series 2572 Class HK, 4% 2/15/17		84	85
Series 2627:
Class BG, 3.25% 6/15/17		69	71
Class KP, 2.87% 12/15/16		49	49
Series 2668 Class AZ, 4% 9/15/18		2,979	3,133
Series 2860 Class CP, 4% 10/15/17		57	57
Series 2887 Class EB, 4.5% 11/15/19		4,480	4,725
Series 2987 Class HE, 4.5% 6/15/20		3,940	4,179
Series 3372 Class BD, 4.5% 10/15/22		8,450	8,907
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,078
Series 2863 Class DB, 4% 9/15/14		119	121
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.5834% 7/20/60 (j)(m)		5,004	4,969
Series 2010-H18 Class AF, 0.5578% 9/1/60 (j)(m)		5,142	5,078
Series 2010-H19 Class FG, 0.5538% 8/20/60 (j)(m)		6,549	6,477
Series 2004-79 Class FA, 0.5606% 1/20/31 (j)		2,055	2,058
Series 2003-42 Class FH, 0.7106% 5/20/33 (j)		1,163	1,171
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
Series 2004-59 Class FC, 0.5606% 8/16/34 (j)		$ 2,308	$ 2,310
Government National Mortgage Association pass thru certificates floater Series 2010-85 Class AF, 0.6106% 12/20/39 (j)		8,994	9,030
TOTAL U.S. GOVERNMENT AGENCY			176,954
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $177,519)			179,697
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.2873% 10/22/37 (j)	GBP	850	842
German Residential Asset Note Distributor PLC Series 1 Class A, 1.24% 7/20/16 (j)	EUR	1,101	1,297
London & Regional Debt Securitisation No. 1 PLC Class A, 0.9498% 10/15/14 (j)	GBP	550	798
REC Plantation Place Ltd. Series 5 Class A, 0.9673% 7/25/16 (Reg. S) (j)	GBP	776	1,106
Silver Maple Investment Co. Ltd. Class 2A, 1.203% 4/30/14 (j)	EUR	700	901
Skyline BV Series 2007-1 Class D, 1.826% 7/22/43 (j)	EUR	1,000	856
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,478)			5,800
Foreign Government and Government Agency Obligations - 22.8%

Arab Republic of Egypt:
5.75% 4/29/20 (f)		2,770	2,881
6.875% 4/30/40 (f)		4,260	4,494
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		7,181	6,625
par 2.5% 12/31/38 (e)		7,340	3,266
0.6586% 8/3/12 (j)		25,755	24,550
7% 3/28/11		32,190	32,574
7% 9/12/13		48,005	47,228
7% 10/3/15		6,530	6,157
13.2549% 1/30/14 (j)	ARS	9,940	2,434
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Aruba Government 6.4% 9/6/15 (f)		$ 1,123	$ 1,179
Bahamian Republic 6.95% 11/20/29 (f)		2,760	2,843
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		1,250,000	0
value recovery B rights 1/2/21 (l)		1,250,000	0
Barbados Government 7.25% 12/15/21 (f)		2,295	2,387
Belarus Republic 8.75% 8/3/15		4,185	4,285
Bermuda Government 5.603% 7/20/20 (f)		1,745	1,806
Brazilian Federative Republic:
5.625% 1/7/41		6,710	6,643
6% 9/15/13		1,100	1,152
7.125% 1/20/37		2,750	3,279
8.75% 2/4/25		2,084	2,876
10.125% 5/15/27		1,915	2,911
12.25% 3/6/30		2,215	3,965
Buenos Aires Province 11.75% 10/5/15 (f)		1,770	1,835
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		2,650	3,107
Canadian Government:
1% 9/1/11	CAD	16,850	16,870
1.5% 12/1/12	CAD	24,100	24,088
2.5% 6/1/15	CAD	66,100	66,828
3.5% 6/1/20	CAD	40,150	41,506
5% 6/1/37	CAD	24,350	30,294
Cayman Island Government 5.95% 11/24/19 (f)		1,770	1,797
Central Bank of Nigeria warrants 11/15/20 (a)(l)		2,750	495
Colombian Republic:
6.125% 1/18/41		3,065	3,126
7.375% 3/18/19		1,050	1,260
7.375% 9/18/37		5,400	6,399
10.375% 1/28/33		2,590	3,885
11.75% 2/25/20		2,570	3,855
Congo Republic 3% 6/30/29 (e)		6,018	3,611
Croatia Republic:
6.625% 7/14/20 (f)		2,725	2,820
6.75% 11/5/19 (f)		2,540	2,642
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		3,410	3,742
8.25% 10/24/12 (f)		3,025	3,229
Dominican Republic:
1.2713% 8/30/24 (j)		4,863	4,328
7.5% 5/6/21 (f)		2,765	2,938
9.04% 1/23/18 (f)		2,503	2,841
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Ecuador Republic 5% 2/28/25		$ 1,450	$ 1,059
El Salvador Republic:
7.375% 12/1/19 (f)		2,040	2,224
7.65% 6/15/35 (Reg. S)		2,595	2,725
7.75% 1/24/23 (Reg. S)		2,139	2,353
8.25% 4/10/32 (Reg. S)		1,137	1,273
Finnish Government 3.375% 4/15/20	EUR	5,100	6,925
French Republic:
OAT 4.5% 4/25/41	EUR	7,125	10,383
2.5% 10/25/20	EUR	37,100	46,100
4% 4/25/55	EUR	5,350	7,292
Gabonese Republic 8.2% 12/12/17 (f)		2,975	3,473
Georgia Republic 7.5% 4/15/13		7,620	7,791
German Federal Republic:
0.75% 9/14/12	EUR	86,150	115,089
1.75% 10/9/15	EUR	51,600	68,662
3% 7/4/20	EUR	59,325	79,770
4.75% 7/4/40	EUR	15,425	25,581
Ghana Republic:
8.5% 10/4/17 (f)		3,520	3,907
14.25% 7/29/13	GHS	3,020	1,997
14.99% 3/11/13	GHS	6,430	4,464
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)		2,930	2,945
Hungarian Republic:
4.75% 2/3/15		1,735	1,705
6.25% 1/29/20		3,045	2,961
Indonesian Republic:
5.875% 3/13/20 (f)		5,345	5,853
6.625% 2/17/37 (f)		3,615	3,949
6.875% 1/17/18 (f)		3,390	3,924
7.5% 1/15/16 (f)		1,840	2,162
7.75% 1/17/38 (f)		5,155	6,263
8.5% 10/12/35 (Reg. S)		4,385	5,788
11.625% 3/4/19 (f)		4,970	7,368
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		11,930	10,797
Italian Republic:
2% 12/15/12	EUR	12,250	16,238
3% 6/15/15	EUR	41,700	54,114
4% 9/1/20	EUR	45,850	58,279
5% 9/1/40	EUR	21,300	26,749
Ivory Coast 2.5% 12/31/32 (e)		5,310	2,204
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Japan Government:
0.4% 5/15/11	JPY	8,816,500	$ 108,663
1.1% 6/20/20	JPY	3,309,500	40,883
1.9% 9/20/30	JPY	2,700,000	33,280
2% 9/20/40	JPY	434,000	5,300
Lebanese Republic 4% 12/31/17		6,972	6,711
Lithuanian Republic:
5.125% 9/14/17 (f)		1,485	1,463
6.75% 1/15/15 (f)		3,780	4,101
7.375% 2/11/20 (f)		2,830	3,127
Ontario Province 4.4% 6/2/19	CAD	9,000	9,512
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		1,710	2,018
Peruvian Republic:
3% 3/7/27 (e)		1,425	1,226
5.625% 11/18/50		3,840	3,552
7.35% 7/21/25		2,385	2,898
8.75% 11/21/33		3,115	4,252
Philippine Republic:
6.375% 1/15/32		1,820	1,938
6.375% 10/23/34		2,665	2,845
6.5% 1/20/20		2,630	3,044
9.5% 2/2/30		910	1,317
9.5% 2/2/30		1,210	1,751
10.625% 3/16/25		1,830	2,827
Polish Government 3.875% 7/16/15		1,755	1,781
Provincia de Cordoba 12.375% 8/17/17 (f)		4,060	4,222
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,025	7,363
Republic of Serbia 6.75% 11/1/24 (f)		22,073	21,632
Russian Federation:
3.625% 4/29/15 (f)		5,700	5,714
5% 4/29/20 (f)		9,700	9,712
7.5% 3/31/30 (Reg. S)		54,854	63,425
11% 7/24/18 (Reg. S)		1,185	1,659
12.75% 6/24/28 (Reg. S)		7,840	13,632
Turkish Republic:
5.625% 3/30/21		3,975	4,154
6.75% 4/3/18		6,175	7,032
6.75% 5/30/40		5,130	5,630
6.875% 3/17/36		11,125	12,419
7% 9/26/16		6,445	7,404
7.25% 3/15/15		4,015	4,597
7.25% 3/5/38		7,325	8,534
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Turkish Republic: - continued
7.375% 2/5/25		$ 12,520	$ 14,836
7.5% 7/14/17		6,360	7,513
7.5% 11/7/19		4,885	5,825
11.875% 1/15/30		4,380	7,523
UK Treasury GILT:
3.25% 12/7/11	GBP	32,150	51,364
4.25% 12/7/40	GBP	10,910	17,100
4.25% 12/7/55	GBP	14,000	22,517
4.5% 9/7/34	GBP	21,800	35,508
4.75% 9/7/15	GBP	10,650	18,490
4.75% 3/7/20	GBP	7,550	13,020
5% 3/7/25	GBP	9,750	17,073
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		28,365	28,493
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		2,950	3,101
Ukraine Government:
6.385% 6/26/12 (f)		3,040	3,089
6.75% 11/14/17 (f)		5,205	5,198
6.875% 9/23/15 (f)		3,015	3,060
7.75% 9/23/20 (f)		2,490	2,527
United Mexican States:
4.25% 7/14/17	EUR	650	867
5.125% 1/15/20		1,800	1,877
5.625% 1/15/17		2,664	2,930
5.75% 10/12/10		4,720	4,177
6.05% 1/11/40		11,502	11,761
6.75% 9/27/34		5,440	6,134
7.5% 4/8/33		2,420	2,971
8.3% 8/15/31		2,325	3,081
Uruguay Republic:
6.875% 9/28/25		1,505	1,731
7.875% 1/15/33 pay-in-kind		3,400	4,114
8% 11/18/22		6,629	8,203
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		9,968	259
1.2884% 4/20/11 (Reg. S) (j)		28,510	28,082
6% 12/9/20		4,270	2,487
7% 3/31/38		3,720	2,102
8.5% 10/8/14		4,880	4,148
9% 5/7/23 (Reg. S)		18,115	12,373
9.25% 9/15/27		12,065	8,988
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
9.25% 5/7/28 (Reg. S)		$ 3,705	$ 2,510
9.375% 1/13/34		6,065	4,155
10.75% 9/19/13		5,660	5,434
12.75% 8/23/22		17,845	15,704
13.625% 8/15/18		8,565	8,308
Vietnamese Socialist Republic:
1.2997% 3/12/16 (j)		3,171	2,949
4% 3/12/28 (e)		11,199	9,183
6.75% 1/29/20 (f)		3,320	3,386
6.875% 1/15/16 (f)		3,250	3,413
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,767,838)			1,834,580
Supranational Obligations - 0.0%

Eurasian Development Bank 7.375% 9/29/14 (f) (Cost $3,814)		3,775	4,072
Common Stocks - 1.0%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Intermet Corp. (a)(o)	156,879	0
Remy International, Inc. (a)	57,470	920
Remy International, Inc. rights 1/18/11 (a)	114,940	575
		1,495
Media - 0.2%
Haights Cross Communications, Inc. (a)	13,227	98
Haights Cross Communications, Inc. warrants 3/11/13 (a)	18,370	51
HMH Holdings, Inc. (a)(o)	2,167,361	11,379
HMH Holdings, Inc. warrants 3/9/17 (a)	532,267	266
RDA Holding Co. (a)	59,822	1,406
RDA Holding Co. warrants 2/19/14 (a)(o)	8,635	0
SuperMedia, Inc. (a)	5,871	51
		13,251
TOTAL CONSUMER DISCRETIONARY		14,746
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Penhall Holding Co.:
Class A (a)	5,465	$ 615
Class B (a)	1,821	205
		820
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	6
Airlines - 0.1%
Delta Air Lines, Inc. (a)	813,877	10,255
Building Products - 0.1%
Nortek, Inc. (a)	222,792	8,021
Nortek, Inc. warrants 12/7/14 (a)	6,267	44
		8,065
Marine - 0.0%
US Shipping Partners Corp. (a)	10,813	0
US Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
TOTAL INDUSTRIALS		18,326
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(o)	742,300	0
MagnaChip Semiconductor LLC (a)	357,558	50
Spansion, Inc. Class A (a)	129,255	2,676
		2,726
MATERIALS - 0.6%
Chemicals - 0.5%
Celanese Corp. Class A	11,718	482
Chemtura Corp. (a)	89,243	1,426
Georgia Gulf Corp. (a)	490,852	11,810
LyondellBasell Industries NV Class A (a)	802,643	27,611
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. rights (a)	50,478	0
		41,329
Containers & Packaging - 0.0%
Constar International, Inc. (a)	26,550	51
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.1%
Aleris International, Inc. (o)	34,504	$ 1,829
Rathgibson Acquisition Co. LLC Class A (a)(o)	121,800	866
		2,695
TOTAL MATERIALS		44,075
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	145
TOTAL COMMON STOCKS (Cost $93,088)		80,838
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	280,500	15,178
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 4.50%	588	54
TOTAL CONVERTIBLE PREFERRED STOCKS		15,232
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC LLC 7.00% (f)	18,982	17,748
TOTAL PREFERRED STOCKS (Cost $24,091)		32,980
Floating Rate Loans - 4.8%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
Remy International, Inc. Tranche B, term loan 6.25% 12/12/16 (j)	$ 230	$ 231
Diversified Consumer Services - 0.3%
ServiceMaster Co.:
term loan 2.7746% 7/24/14 (j)	4,940	4,755
Tranche DD, term loan 2.77% 7/24/14 (j)	509	490
Thomson Learning Tranche B, term loan 2.55% 7/5/14 (j)	10,052	9,474
Visant Corp. Tranche B, term loan 7% 12/22/16 (j)	4,160	4,201
		18,920
Hotels, Restaurants & Leisure - 0.1%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (j)	3,925	3,984
DineEquity, Inc. term loan 6% 10/19/17 (j)	4,712	4,789
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.26% 2/16/14 (c)(j)	131	103
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (j)	372	356
Tranche I, term loan 3.03% 11/23/16 (j)	75	72
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5601% 6/14/13 (j)	36	34
term loan 2.625% 6/14/14 (j)	351	334
		9,672
Media - 0.5%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.27% 3/6/14 (j)	9,274	9,181
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (j)	4,309	4,352
Univision Communications, Inc. term loan 4.5106% 3/31/17 (j)	27,679	26,018
		39,551
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.5301% 5/28/13 (j)	5,261	5,182
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (j)	7,390	7,206
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.: - continued
Tranche B2, term loan 4.8125% 7/31/16 (j)	$ 18,037	$ 18,037
PETCO Animal Supplies, Inc. Tranche B, term loan 6% 11/24/17 (j)	1,260	1,265
		31,690
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.5106% 4/4/14 (j)	1,245	1,201
TOTAL CONSUMER DISCRETIONARY		101,265
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (j)	2,140	2,161
Food Products - 0.0%
Green Mountain Coffee Roasters, Inc. Tranche B, term loan 5.5% 12/17/16 (j)	625	625
Personal Products - 0.0%
NBTY, Inc. Tranche B, term loan 6.25% 10/1/17 (j)	1,340	1,358
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. term loan:
6.25% 8/6/15 (j)	2,470	2,470
6.5% 5/5/16 (j)	1,775	1,793
		4,263
TOTAL CONSUMER STAPLES		8,407
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (j)	336	320
FINANCIALS - 0.5%
Diversified Financial Services - 0.1%
Fifth Third Processing Solutions:
Tranche 1 LN, term loan 5.5% 11/3/16 (j)	850	859
Tranche 2 LN, term loan 8.25% 11/3/17 (j)	205	210
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (j)	$ 3,686	$ 3,700
Tranche 2 LN, term loan 9% 10/28/17 (j)	185	191
		4,960
Insurance - 0.0%
CNO Financial Group, Inc. Tranche B, term loan 7.5% 9/30/16 (j)	1,210	1,219
Real Estate Management & Development - 0.4%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (j)	721	677
Tranche 2LN, term loan 13.5% 10/15/17	11,205	12,297
Tranche B, term loan 3.2857% 10/10/13 (j)	5,290	4,973
Tranche DD, term loan 3.2844% 10/10/13 (j)	14,046	13,168
		31,115
TOTAL FINANCIALS		37,294
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche A, term loan 3.02% 10/20/15 (j)	2,320	2,326
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (j)	2,260	2,260
		4,586
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5106% 4/10/14 (j)	1,602	1,534
TOTAL HEALTH CARE		6,120
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 14.25% 2/21/14 (c)(j)	94	68
TransDigm Group, Inc. Tranche B, term loan 5% 12/6/16 (j)	1,185	1,194
		1,262
Airlines - 0.4%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (j)	410	414
Tranche 2LN, term loan 3.5391% 4/30/14 (j)	8,156	7,932
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (j)	$ 8,801	$ 7,745
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (j)	10,041	9,689
US Airways Group, Inc. term loan 2.7884% 3/23/14 (j)	9,388	8,425
		34,205
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (j)	590	531
Industrial Conglomerates - 0.3%
Sequa Corp. term loan 3.5413% 12/3/14 (j)	10,584	10,240
Tomkins PLC Tranche B, term loan 6.25% 9/21/16 (j)	8,751	8,872
		19,112
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (j)	3,640	3,631
Road & Rail - 0.0%
Swift Transportation Co., Inc. Tranche B, term loan 6.75% 12/21/16 (j)	2,480	2,492
Transportation Infrastructure - 0.0%
Trico Shipping AS term loan:
13.5% 9/21/11	334	334
13.5% 9/21/11	156	156
		490
TOTAL INDUSTRIALS		61,723
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5106% 10/1/14 (j)	1,018	1,007
Tranche B A2, term loan 2.5106% 10/1/14 (j)	89	88
Tranche B A3, term loan 2.5075% 10/1/14 (j)	103	102
Tranche B-A, term loan 2.5077% 10/1/14 (j)	3,543	3,503
Tranche B-B, term loan 2.5075% 10/1/12 (j)	2,866	2,844
		7,544
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.5075% 12/1/16 (j)	$ 18,596	$ 18,038
Spansion, Inc. term loan 6.5% 2/9/15 (j)	5,792	5,850
		23,888
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.0528% 6/11/14 (j)	9,813	9,580
Tranche 2LN, term loan 6.0528% 6/11/15 (j)	1,495	1,461
Open Solutions, Inc. term loan 2.415% 1/23/14 (j)	212	179
		11,220
TOTAL INFORMATION TECHNOLOGY		42,652
MATERIALS - 0.3%
Chemicals - 0.2%
Arizona Chemical term loan 6.75% 11/18/16 (j)	520	525
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (j)	17,756	17,290
		17,815
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2843% 4/3/15 (j)	7,785	7,347
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 3/1/11 (j)	254	251
Tranche 1LN, term loan 7% 5/8/14 (c)(j)	1,229	18
Tranche DD, term loan 6.7163% 3/1/11 (j)(n)	88	87
		356
TOTAL MATERIALS		25,518
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (j)	846	839
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (j)	$ 16,950	$ 16,103
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (j)	15,745	15,706
		32,648
UTILITIES - 0.8%
Electric Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7638% 10/10/14 (j)	20,746	16,052
Tranche B2, term loan 3.7638% 10/10/14 (j)	25,550	19,769
Tranche B3, term loan 3.7638% 10/10/14 (j)	40,377	31,141
		66,962
Independent Power Producers & Energy Traders - 0.0%
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (j)	1,766	1,777
TOTAL UTILITIES		68,739
TOTAL FLOATING RATE LOANS (Cost $353,702)		384,686
Sovereign Loan Participations - 0.1%

Indonesian Republic:
loan participation - Citibank 1.25% 12/14/19 (j)	5,447	4,984
1.25% 12/14/19 (j)	970	888
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,006)		5,872
Fixed-Income Funds - 3.0%
	Shares
Fidelity Floating Rate Central Fund (k) (Cost $184,257)	2,422,433	241,807
Preferred Securities - 0.2%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Net Servicos de Comunicacao SA 9.25% (f) (Cost $13,075)	$ 13,380	$ 13,595
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.19% (b) (Cost $242,347)	242,347,342	242,347
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) # (Cost $5,242)	$ 5,242	5,242
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $7,703,870)		8,060,545
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(26,336)
NET ASSETS - 100%		$ 8,034,209
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.682% with JPMorgan Chase, Inc.	August 2012	$ 29,500	$ (87)
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,434,667,000 or 17.9% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $170,375,000 or 2.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Quantity represents share amount.
(m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $47,000 and $46,000, respectively.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,074,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 32,283
Intermet Corp.	1/7/05 - 1/13/05	$ 2,971
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 646
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$5,242,000 due 1/03/11 at 0.19%
BNP Paribas Securities Corp.	$ 2,376
Barclays Capital, Inc.	1,972
Merrill Lynch, Pierce, Fenner & Smith, Inc.	894
$ 5,242
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 726
Fidelity Floating Rate Central Fund	10,460
Total	$ 11,186
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 325,838	$ 31,762	$ 134,023	$ 241,807	8.4%
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 29,924	$ 16,149	$ 13,360	$ 415
Energy	54	-	54	-
Financials	18,568	-	17,748	820
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 18,326	$ 18,320	$ -	$ 6
Information Technology	2,726	2,676	-	50
Materials	44,075	41,380	1,829	866
Utilities	145	145	-	-
Corporate Bonds	3,100,987	-	3,094,734	6,253
U.S. Government and Government Agency Obligations	1,704,818	-	1,704,818	-
U.S. Government Agency - Mortgage Securities	218,964	-	218,964	-
Asset-Backed Securities	4,260	-	3,896	364
Collateralized Mortgage Obligations	179,697	-	179,697	-
Commercial Mortgage Securities	5,800	-	5,800	-
Foreign Government and Government Agency Obligations	1,834,580	-	1,832,202	2,378
Supranational Obligations	4,072	-	4,072	-
Floating Rate Loans	384,686	-	384,686	-
Sovereign Loan Participations	5,872	-	5,872	-
Fixed-Income Funds	241,807	241,807	-	-
Preferred Securities	13,595	-	13,595	-
Other	-	-	-	-
Money Market Funds	242,347	242,347	-	-
Cash Equivalents	5,242	-	5,242	-
Total Investments in Securities:	$ 8,060,545	$ 562,824	$ 7,486,569	$ 11,152
Derivative Instruments:
Liabilities
Swap Agreements	$ (87)	$ -	$ (87)	$ -
Other Financial Instruments:
Forward Commitments	$ 745	$ -	$ 745	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 11,186
Total Realized Gain (Loss)	(2,842)
Total Unrealized Gain (Loss)	3,625
Cost of Purchases	1,892
Proceeds of Sales	(10,253)
Amortization/Accretion	(56)
Transfers in to Level 3	16,477
Transfers out of Level 3	(8,877)
Ending Balance	$ 11,152
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ (269)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (87)
Total Interest Rate Risk	$ -	$ (87)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	65.0%
Germany	3.7%
Bermuda	3.3%
United Kingdom	2.9%
Canada	2.8%
Japan	2.4%
Italy	1.9%
Argentina	1.9%
Venezuela	1.8%
Netherlands	1.5%
Luxembourg	1.5%
Turkey	1.4%
Russia	1.3%
Others (Individually Less Than 1%)	8.6%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $5,242) - See accompanying schedule: Unaffiliated issuers (cost $7,277,266)	$ 7,576,391
Fidelity Central Funds (cost $426,604)	484,154
Total Investments (cost $7,703,870)		$ 8,060,545
Commitment to sell securities on a delayed delivery basis	(38,574)
Receivable for securities sold on a delayed delivery basis	39,319	745
Receivable for investments sold
Regular delivery		24,105
Delayed delivery		74,525
Foreign currency held at value (cost $24)		24
Receivable for fund shares sold		14,662
Dividends receivable		2
Interest receivable		96,492
Distributions receivable from Fidelity Central Funds		990
Prepaid expenses		19
Other receivables		36
Total assets		8,272,145

Liabilities
Payable to custodian bank	$ 2,059
Payable for investments purchased Regular delivery	76,592
Delayed delivery	127,996
Payable for fund shares redeemed	17,067
Distributions payable	9,222
Unrealized depreciation on swap agreements	87
Accrued management fee	3,816
Other affiliated payables	895
Other payables and accrued expenses	202
Total liabilities		237,936

Net Assets		$ 8,034,209
Net Assets consist of:
Paid in capital		$ 7,593,418
Undistributed net investment income		81,457
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,206
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		357,128
Net Assets, for 724,677 shares outstanding		$ 8,034,209
Net Asset Value, offering price and redemption price per share ($8,034,209 ÷ 724,677 shares)		$ 11.09

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2010

Investment Income
Dividends		$ 4,447
Interest		443,727
Income from Fidelity Central Funds		11,186
Total income		459,360

Expenses
Management fee	$ 43,849
Transfer agent fees	8,725
Accounting fees and expenses	1,480
Custodian fees and expenses	401
Independent trustees' compensation	28
Registration fees	302
Audit	170
Legal	119
Miscellaneous	83
Total expenses before reductions	55,157
Expense reductions	(5)	55,152
Net investment income		404,208
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	204,112
Fidelity Central Funds	(2,552)
Foreign currency transactions	(1,199)
Swap agreements	(2,758)
Total net realized gain (loss)		197,603
Change in net unrealized appreciation (depreciation) on: Investment securities	112,367
Assets and liabilities in foreign currencies	11
Swap agreements	989
Delayed delivery commitments	745
Total change in net unrealized appreciation (depreciation)		114,112
Net gain (loss)		311,715
Net increase (decrease) in net assets resulting from operations		$ 715,923

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 404,208	$ 350,461
Net realized gain (loss)	197,603	118,436
Change in net unrealized appreciation (depreciation)	114,112	1,019,216
Net increase (decrease) in net assets resulting from operations	715,923	1,488,113
Distributions to shareholders from net investment income	(383,403)	(298,152)
Distributions to shareholders from net realized gain	(157,290)	(52,987)
Total distributions	(540,693)	(351,139)
Share transactions Proceeds from sales of shares	2,731,367	2,940,241
Reinvestment of distributions	481,949	311,943
Cost of shares redeemed	(2,583,459)	(1,348,767)
Net increase (decrease) in net assets resulting from share transactions	629,857	1,903,417
Total increase (decrease) in net assets	805,087	3,040,391

Net Assets
Beginning of period	7,229,122	4,188,731
End of period (including undistributed net investment income of $81,457 and undistributed net investment income of $66,819, respectively)	$ 8,034,209	$ 7,229,122
Other Information Shares
Sold	246,078	294,105
Issued in reinvestment of distributions	43,579	30,974
Redeemed	(233,583)	(136,776)
Net increase (decrease)	56,074	188,303

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 8.72	$ 10.48	$ 10.64	$ 10.43
Income from Investment Operations
Net investment income B	.579	.626	.583	.594	.575
Net realized and unrealized gain (loss)	.469	2.074	(1.726)	(.032)	.251
Total from investment operations	1.048	2.700	(1.143)	.562	.826
Distributions from net investment income	(.548)	(.530)	(.557)	(.584)	(.556)
Distributions from net realized gain	(.220)	(.080)	(.060)	(.138)	(.060)
Total distributions	(.768)	(.610)	(.617)	(.722)	(.616)
Net asset value, end of period	$ 11.09	$ 10.81	$ 8.72	$ 10.48	$ 10.64
Total Return A	9.93%	31.77%	(11.37)%	5.44%	8.15%
Ratios to Average Net Assets C, E
Expenses before reductions	.71%	.74%	.73%	.73%	.75%
Expenses net of fee waivers, if any	.71%	.74%	.73%	.73%	.75%
Expenses net of all reductions	.71%	.74%	.73%	.73%	.75%
Net investment income	5.22%	6.33%	5.89%	5.61%	5.49%
Supplemental Data
Net assets, end of period (in millions)	$ 8,034	$ 7,229	$ 4,189	$ 5,257	$ 4,247
Portfolio turnover rate D	203%	202%	255%	140%	80%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 571,519
Gross unrealized depreciation	(177,165)
Net unrealized appreciation (depreciation)	$ 394,354
Tax Cost	$ 7,666,191

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 4,437
Undistributed long-term capital gain	$ 41,473
Net unrealized appreciation (depreciation)	$ 394,871

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 461,793	$ 351,139
Long-term Capital Gains	78,900	-
Total	$ 540,693	$ 351,139

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements	$ (2,758)	$ 989
Totals (a)(b)	$ (2,758)	$ 989

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

(b) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $989 for swap agreements.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $10,262,163 and $9,699,514, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were

Annual Report

9. Bank Borrowings - continued

outstanding amounted to $13,171. The weighted average interest rate was .68%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3, respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Income Fund voted to pay on February 14, 2011, to shareholders of record at the opening of business on February 11, 2011 a distribution of $0.058 per share derived from capital gains realized from sales of portfolio securities.

A total of 7.41% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $229,168,135 of distributions paid during the period January 1, 2010 to December 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2010, $120,922,637, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

FIL Investments (Japan) Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FSN-UANN-0211
1.787743.107

Item 2. Code of Ethics

As of the end of the period, December 31, 2010, Fidelity School Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Intermediate Municipal Income Fund and Fidelity Strategic Income Fund (the "Funds"):

Services Billed by PwC

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Municipal Income Fund	$55,000	$-	$2,200	$4,300
Fidelity Strategic Income Fund	$158,000	$-	$4,300	$5,700

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Municipal Income Fund	$55,000	$-	$2,200	$3,800
Fidelity Strategic Income Fund	$159,000	$-	$4,300	$4,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2010A	December 31, 2009A
Audit-Related Fees	$2,505,000	$2,655,000
Tax Fees	$-	$-
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2010 A	December 31, 2009 A
PwC	$5,025,000	$4,555,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2011